American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
May 31, 2024

Avantis Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 100.4%
Brazil — 5.1%
3R Petroleum Oleo E Gas SA	515,293	2,736,964
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	1,800	2,869
AES Brasil Energia SA	146,110	311,370
Allos SA	638,726	2,555,682
Alpargatas SA, Preference Shares(1)	221,300	404,593
Alupar Investimento SA	66,800	369,945
Ambev SA, ADR	1,646,563	3,655,370
Americanas SA(1)	99,443	8,901
Arezzo Industria e Comercio SA	2,800	26,246
Atacadao SA	400,300	755,484
Auren Energia SA	348,683	794,197
Azul SA, ADR(1)(2)	42,021	229,014
B3 SA - Brasil Bolsa Balcao	778,500	1,601,211
Banco ABC Brasil SA, Preference Shares	154,680	634,521
Banco BMG SA, Preference Shares	46,900	30,100
Banco Bradesco SA	329,798	721,035
Banco Bradesco SA, ADR	2,736,514	6,731,824
Banco BTG Pactual SA	506,700	3,057,049
Banco do Brasil SA	864,780	4,486,204
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	435,500	915,637
Banco Pan SA, Preference Shares	190,600	328,865
Banco Santander Brasil SA, ADR	380,042	2,018,023
BB Seguridade Participacoes SA	278,200	1,703,352
Bemobi Mobile Tech SA	41,300	101,856
Blau Farmaceutica SA	22,200	43,378
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	284,163
Braskem SA, Class A, ADR(1)(2)	78,724	566,026
BRF SA, ADR(1)	779,017	2,827,832
C&A Modas SA(1)	359,500	653,836
Camil Alimentos SA	99,200	180,419
CCR SA	1,023,000	2,347,626
Centrais Eletricas Brasileiras SA, ADR(2)	359,598	2,402,115
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	338,210
Cia Brasileira de Aluminio(1)	228,594	307,352
Cia Brasileira de Distribuicao, ADR(1)	503,087	251,543
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	308,366
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	325,495	4,605,754
Cia de Saneamento de Minas Gerais Copasa MG	403,800	1,550,326
Cia De Sanena Do Parana	185,000	967,120
Cia De Sanena Do Parana, Preference Shares	1,277,700	1,360,213
Cia Energetica de Minas Gerais, ADR	1,634,082	3,039,392
Cia Paranaense de Energia - Copel	86,000	132,991
Cia Paranaense de Energia - Copel, ADR(2)	46,893	282,765
Cia Paranaense de Energia - Copel, Preference Shares	1,252,800	2,149,675
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	187,574	1,301,764
Cia Siderurgica Nacional SA, ADR	1,402,245	3,491,590
Cielo SA	1,616,400	1,730,021
Clear Sale SA(1)	38,200	53,034

Construtora Tenda SA(1)	101,900	221,619
Cosan SA(1)	465,896	1,217,333
CPFL Energia SA	99,800	639,561
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	9,713
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	138,600	673,085
Cury Construtora e Incorporadora SA	161,000	564,170
Cyrela Brazil Realty SA Empreendimentos e Participacoes	546,600	1,985,119
Dexco SA	241,711	329,131
Dexxos Participacoes SA	17,400	34,396
Direcional Engenharia SA	130,200	609,232
EcoRodovias Infraestrutura e Logistica SA	652,000	859,251
Embraer SA, ADR(1)	366,354	10,180,978
Empreendimentos Pague Menos SA	9,900	4,355
Enauta Participacoes SA(1)	305,700	1,281,973
Energisa SA	370,700	3,203,711
Eneva SA(1)	379,300	881,992
Engie Brasil Energia SA	115,000	954,446
Equatorial Energia SA	481,662	2,694,093
Equatorial Energia SA(1)	7,347	41,094
Eternit SA	88,500	103,654
Eucatex SA Industria e Comercio, Preference Shares	16,500	43,018
Even Construtora e Incorporadora SA	119,200	149,145
Ez Tec Empreendimentos e Participacoes SA	189,200	465,172
Fleury SA	10,092	26,773
Fras-Le SA	42,037	139,459
Gafisa SA(1)	71,783	56,596
Gerdau SA, ADR	2,289,133	7,920,400
Gol Linhas Aereas Inteligentes SA(1)	367,784	11,907
Gol Linhas Aereas Inteligentes SA, ADR(1)	40,940	18,014
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	81,320	17,500
GPS Participacoes e Empreendimentos SA	35,800	126,335
Grendene SA	229,300	268,563
Grupo Casas Bahia SA(1)	103,368	136,816
Grupo De Moda Soma SA(1)	541,700	606,600
Grupo Mateus SA	263,700	388,703
Grupo SBF SA	135,700	300,556
Guararapes Confeccoes SA	156,700	224,416
Hapvida Participacoes e Investimentos SA(1)	509,285	384,081
Hidrovias do Brasil SA(1)	730,200	564,591
Hypera SA	61,400	315,717
Iguatemi SA	556,894	2,155,076
Iguatemi SA	2	1
Infracommerce CXAAS SA(1)	3,800	347
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,400	208,434
International Meal Co. Alimentacao SA, Class A(1)	63,300	15,913
Iochpe Maxion SA	321,100	662,270
Irani Papel e Embalagem SA	78,400	126,912
IRB-Brasil Resseguros SA(1)	199,693	1,201,756
Itau Unibanco Holding SA, ADR	2,929,716	17,548,999
Jalles Machado SA	114,821	149,351
JBS SA	378,300	2,082,815
JHSF Participacoes SA	371,000	284,031
Kepler Weber SA	129,100	242,175
Klabin SA	656,810	2,550,488
Lavvi Empreendimentos Imobiliarios SA	108,980	182,225

Light SA(1)	274,300	262,238
Localiza Rent a Car SA	320,344	2,590,376
LOG Commercial Properties e Participacoes SA	38,700	159,122
Log-in Logistica Intermodal SA(1)	35,767	242,901
Lojas Renner SA	1,046,100	2,601,852
LPS Brasil-Consultoria de Imoveis SA	47,300	19,367
LWSA SA(1)	218,700	179,928
M Dias Branco SA	44,600	267,299
Magazine Luiza SA(1)	32,403	75,408
Mahle Metal Leve SA	49,000	296,376
Marcopolo SA	5,880	5,655
Marcopolo SA, Preference Shares	725,520	891,200
Marfrig Global Foods SA(1)	497,937	1,070,618
Marisa Lojas SA(1)	8,617	2,921
Meliuz SA	20,730	20,924
Metalurgica Gerdau SA, Preference Shares	915,000	1,864,538
Mills Locacao Servicos e Logistica SA	204,100	462,936
Minerva SA	236,100	280,574
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	11,305
Moura Dubeux Engenharia SA(1)	10,400	21,807
Movida Participacoes SA(1)	207,600	258,171
MRV Engenharia e Participacoes SA(1)	578,600	754,806
Multilaser Industrial SA(1)	127,700	52,044
Multiplan Empreendimentos Imobiliarios SA	116,500	505,412
Natura & Co. Holding SA	51,756	146,370
NU Holdings Ltd., Class A(1)	241,801	2,872,596
Oceanpact Servicos Maritimos SA(1)	71,600	84,269
Odontoprev SA	180,340	385,690
Pet Center Comercio e Participacoes SA	959,200	695,986
Petroleo Brasileiro SA, ADR	1,599,686	24,875,117
Petroleo Brasileiro SA, ADR, Preference Shares	2,046,682	30,311,360
Petroreconcavo SA	290,000	1,154,278
Plano & Plano Desenvolvimento Imobiliario SA	21,700	39,962
Porto Seguro SA	25,400	147,005
Portobello SA(1)	107,500	85,371
Positivo Tecnologia SA	74,100	127,148
PRIO SA	553,300	4,377,170
Raia Drogasil SA	415,428	2,000,042
Raizen SA, Preference Shares	751,400	404,971
Randon SA Implementos e Participacoes, Preference Shares	400,300	728,040
Rede D'Or Sao Luiz SA	216,443	1,127,784
Romi SA	65,606	129,315
Rumo SA	400,600	1,503,709
Santos Brasil Participacoes SA	545,500	1,198,855
Sao Martinho SA	111,700	573,933
Sendas Distribuidora SA, ADR(1)	244,876	2,855,254
Ser Educacional SA(1)	115,400	107,249
Serena Energia SA(1)	162,109	265,813
Simpar SA(1)	242,200	277,675
SLC Agricola SA	237,316	802,217
Smartfit Escola de Ginastica e Danca SA	36,500	155,776
Suzano SA, ADR(2)	628,389	5,875,437
SYN prop e tech SA(1)	61,800	105,689
Taurus Armas SA, Preference Shares	79,100	165,102
Tegma Gestao Logistica SA	30,900	141,880

Telefonica Brasil SA, ADR	66,958	560,438
TIM SA, ADR	216,958	3,304,270
TOTVS SA	387,500	2,120,184
Transmissora Alianca de Energia Eletrica SA	231,900	1,519,237
Tres Tentos Agroindustrial SA	52,800	97,336
Trisul SA	88,900	78,896
Tupy SA	151,700	664,765
Ultrapar Participacoes SA, ADR	1,349,279	5,977,306
Unipar Carbocloro SA, Class B Preference Shares	125,906	1,197,700
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	854,300	1,229,981
Vale SA, ADR	2,206,190	26,584,589
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	63,000	190,767
Vibra Energia SA	1,871,700	7,660,179
Vivara Participacoes SA	3,800	15,740
Vulcabras SA	42,200	117,979
WEG SA	545,900	3,926,687
Wilson Sons SA	59,000	172,700
Wiz Co.	47,900	54,369
YDUQS Participacoes SA	48,300	111,393
Zamp SA(1)	213,400	129,644
		283,752,885
Chile — 0.6%
Aguas Andinas SA, A Shares	2,281,364	677,692
Banco de Chile	28,991,183	3,442,271
Banco de Credito e Inversiones SA	67,667	1,920,159
Banco Itau Chile SA	9,942	112,523
Banco Santander Chile, ADR	144,075	2,720,136
Besalco SA	44,236	27,707
CAP SA(1)	85,446	577,545
Cencosud SA	671,370	1,301,405
Cencosud Shopping SA	172,732	279,379
Cia Cervecerias Unidas SA, ADR	52,481	656,537
Cia Sud Americana de Vapores SA	16,223,818	1,060,369
Colbun SA	11,420,855	1,470,637
Embotelladora Andina SA, Class B Preference Shares	559,097	1,741,891
Empresa Nacional de Telecomunicaciones SA	203,385	650,471
Empresas CMPC SA	1,377,240	2,882,121
Empresas Copec SA	186,229	1,534,851
Enel Americas SA	11,217,188	1,087,127
Enel Chile SA	27,790,654	1,595,069
Engie Energia Chile SA(1)	472,143	429,964
Falabella SA(1)	741,687	2,246,851
Forus SA	124	231
Grupo Security SA	164,860	49,206
Inversiones Aguas Metropolitanas SA	98,703	79,456
Parque Arauco SA	569,858	927,034
Ripley Corp. SA(1)	1,281,057	340,495
SMU SA	795,038	156,659
Sociedad Quimica y Minera de Chile SA, ADR(2)	72,966	3,407,512
Vina Concha y Toro SA	58,592	73,558
		31,448,856
China — 24.3%
361 Degrees International Ltd.	726,000	415,487
3SBio, Inc.(1)	2,642,500	2,063,484
AAC Technologies Holdings, Inc.	1,779,000	5,494,149

Agile Group Holdings Ltd.(1)	3,358,000	254,904
Agora, Inc., ADR(1)	37,989	93,453
Agricultural Bank of China Ltd., H Shares	18,354,000	7,694,558
Air China Ltd., H Shares(1)	54,000	28,770
AK Medical Holdings Ltd.(2)	230,000	147,842
Akeso, Inc.(1)	362,000	2,043,975
Alibaba Group Holding Ltd., ADR	1,095,402	85,813,793
Alibaba Pictures Group Ltd.(1)	14,420,000	832,714
A-Living Smart City Services Co. Ltd.(2)	2,056,750	821,869
Alliance International Education Leasing Holdings Ltd.(1)	1,662,000	112,605
Aluminum Corp. of China Ltd., H Shares	2,996,000	2,241,117
ANE Cayman, Inc.(1)	194,000	155,015
Anhui Conch Cement Co. Ltd., H Shares	1,261,000	3,121,777
Anhui Expressway Co. Ltd., H Shares	468,000	590,297
ANTA Sports Products Ltd.	1,583,400	16,962,480
Anton Oilfield Services Group	330,000	18,742
Archosaur Games, Inc.(1)	151,000	28,646
Ascletis Pharma, Inc.(1)	185,000	28,667
Asia Cement China Holdings Corp.	188,500	80,024
Autohome, Inc., ADR	146,888	4,171,619
BAIC Motor Corp. Ltd., H Shares	266,000	75,986
Baidu, Inc., ADR(1)	33,737	3,279,236
Bairong, Inc.(1)	202,500	235,481
Bank of China Ltd., H Shares	69,947,000	33,157,860
Bank of Chongqing Co. Ltd., H Shares	338,000	226,752
Bank of Communications Co. Ltd., H Shares	8,981,000	6,778,509
BeiGene Ltd., ADR(1)	11,267	1,677,093
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	385,252
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	9,036
Beijing Enterprises Holdings Ltd.	690,500	2,434,015
Beijing Enterprises Water Group Ltd.	3,612,000	1,153,758
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,386,000	369,397
Beijing North Star Co. Ltd., H Shares	4,000	364
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)(2)	613,000	751,407
Bilibili, Inc., ADR(1)	260	3,775
Binjiang Service Group Co. Ltd.	52,500	122,656
BOC Aviation Ltd.	543,800	4,039,582
BOE Varitronix Ltd.	507,000	346,785
Bosideng International Holdings Ltd.	8,512,000	4,925,222
Brii Biosciences Ltd.(1)(2)	109,000	16,339
Brilliance China Automotive Holdings Ltd.	1,522,000	1,201,290
BYD Co. Ltd., H Shares	509,500	14,296,193
BYD Electronic International Co. Ltd.	1,912,000	8,305,642
C&D International Investment Group Ltd.(2)	1,133,264	2,292,128
C&D Property Management Group Co. Ltd.	205,747	84,236
Canaan, Inc., ADR(1)(2)	653,048	659,578
Cango, Inc., ADR(1)(2)	4,407	6,566
Canvest Environmental Protection Group Co. Ltd.(2)	520,000	260,848
CARsgen Therapeutics Holdings Ltd.(1)	129,000	113,261
Cathay Media & Education Group, Inc.	96,000	12,116
Central China Management Co. Ltd.	499,000	7,019
Central China New Life Ltd.	385,000	57,707
CGN Mining Co. Ltd.(1)	2,070,000	788,282
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	14,339
Chaowei Power Holdings Ltd.	168,000	30,897

Cheerwin Group Ltd.	115,000	26,811
Chen Lin Education Group Holdings Ltd.(1)	16,000	3,057
China Automotive Systems, Inc.(1)	5,187	19,607
China BlueChemical Ltd., H Shares(1)	2,642,000	842,211
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	129,605
China Chunlai Education Group Co. Ltd.	157,000	96,330
China Cinda Asset Management Co. Ltd., H Shares	19,598,000	1,885,890
China CITIC Bank Corp. Ltd., H Shares	12,124,000	7,415,175
China Coal Energy Co. Ltd., H Shares	2,781,000	3,507,864
China Communications Services Corp. Ltd., H Shares	7,366,000	3,543,379
China Conch Venture Holdings Ltd.	2,146,000	1,672,906
China Construction Bank Corp., H Shares	78,601,000	55,785,020
China Datang Corp. Renewable Power Co. Ltd., H Shares	8,847,000	2,140,536
China Dongxiang Group Co. Ltd.	1,053,000	49,921
China East Education Holdings Ltd.(1)	2,164,000	638,453
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	18,000	5,076
China Education Group Holdings Ltd.	2,457,447	1,599,489
China Everbright Bank Co. Ltd., H Shares	3,480,000	1,119,172
China Everbright Environment Group Ltd.	7,389,000	3,449,664
China Everbright Greentech Ltd.	289,000	25,205
China Everbright Ltd.	1,110,000	611,516
China Feihe Ltd.	8,128,000	4,033,903
China Foods Ltd.	282,000	106,530
China Galaxy Securities Co. Ltd., H Shares	4,954,500	2,675,334
China Gas Holdings Ltd.	3,552,800	3,363,434
China Glass Holdings Ltd.	622,000	55,694
China Hanking Holdings Ltd.	175,000	23,725
China Harmony Auto Holding Ltd.	269,500	17,506
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	61,935
China Hongqiao Group Ltd.(2)	4,884,000	8,086,106
China International Capital Corp. Ltd., H Shares	1,521,200	1,815,939
China Kepei Education Group Ltd.	130,000	25,605
China Lesso Group Holdings Ltd.(1)	2,004,000	923,701
China Life Insurance Co. Ltd., Class H	2,381,865	3,394,402
China Lilang Ltd.	164,000	95,587
China Literature Ltd.(1)	446,600	1,508,009
China Longyuan Power Group Corp. Ltd., H Shares	4,305,000	3,933,652
China Medical System Holdings Ltd.	3,993,000	3,380,836
China Meidong Auto Holdings Ltd.(2)	556,000	178,941
China Mengniu Dairy Co. Ltd.	3,857,000	7,112,434
China Merchants Bank Co. Ltd., H Shares	3,389,000	15,184,950
China Merchants Land Ltd.(1)	148,000	5,979
China Merchants Port Holdings Co. Ltd.	4,125,175	5,875,491
China Minsheng Banking Corp. Ltd., H Shares	9,028,000	3,419,872
China Modern Dairy Holdings Ltd.(2)	2,304,000	224,406
China National Building Material Co. Ltd., H Shares	8,066,000	3,238,738
China New Higher Education Group Ltd.	2,107,000	616,834
China Nonferrous Mining Corp. Ltd.	4,610,000	4,429,314
China Oriental Group Co. Ltd.	530,000	74,139
China Pacific Insurance Group Co. Ltd., H Shares(1)	2,432,600	6,377,672
China Petroleum & Chemical Corp., Class H	24,814,300	15,807,906
China Power International Development Ltd.(2)	11,789,000	5,549,760
China Railway Group Ltd., H Shares	8,890,000	4,790,110
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	59,688
China Rare Earth Holdings Ltd.(1)	604,000	26,685

China Reinsurance Group Corp., H Shares	302,000	22,036
China Resources Beer Holdings Co. Ltd.	867,500	3,491,171
China Resources Building Materials Technology Holdings Ltd.	7,936,000	1,425,466
China Resources Gas Group Ltd.	246,100	856,283
China Resources Land Ltd.	2,152,500	7,855,025
China Resources Medical Holdings Co. Ltd.	2,904,500	1,422,488
China Resources Mixc Lifestyle Services Ltd.	889,200	3,108,750
China Resources Pharmaceutical Group Ltd.	2,043,500	1,515,696
China Resources Power Holdings Co. Ltd.	4,718,000	13,375,856
China Risun Group Ltd.(2)	1,399,000	535,549
China Ruyi Holdings Ltd.(1)(2)	168,000	46,067
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	51,395
China SCE Group Holdings Ltd.(1)(2)	2,606,000	56,391
China Shenhua Energy Co. Ltd., H Shares	3,597,000	17,475,175
China Shineway Pharmaceutical Group Ltd.	358,000	383,036
China South City Holdings Ltd.	2,488,000	77,437
China Southern Airlines Co. Ltd., H Shares(1)(2)	364,000	148,597
China Starch Holdings Ltd.	1,320,000	33,315
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	165,812
China Suntien Green Energy Corp. Ltd., H Shares(1)	1,196,000	562,930
China Taiping Insurance Holdings Co. Ltd.	3,347,800	3,631,499
China Tobacco International HK Co. Ltd.	31,000	54,301
China Tower Corp. Ltd., H Shares	85,992,000	10,154,047
China Traditional Chinese Medicine Holdings Co. Ltd.	5,350,000	2,887,979
China Travel International Investment Hong Kong Ltd.	1,524,000	236,470
China Vanke Co. Ltd., H Shares(2)	4,085,400	2,818,845
China Water Affairs Group Ltd.	1,076,000	777,436
China XLX Fertiliser Ltd.	752,000	384,307
China Yongda Automobiles Services Holdings Ltd.	2,142,000	533,430
China Youran Dairy Group Ltd.(1)	683,000	103,332
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	315,037
Chow Tai Fook Jewellery Group Ltd.	2,685,400	3,459,893
CIMC Enric Holdings Ltd.	2,530,000	2,559,125
CITIC Ltd.	6,345,000	6,434,727
CITIC Securities Co. Ltd., H Shares	2,015,450	3,138,640
CMGE Technology Group Ltd.(1)	1,064,000	181,557
CMOC Group Ltd., H Shares	3,387,000	3,133,563
CNFinance Holdings Ltd., ADR(1)	5,468	8,475
COFCO Joycome Foods Ltd.(1)(2)	8,675,000	2,123,312
Concord New Energy Group Ltd.	10,990,000	901,522
Consun Pharmaceutical Group Ltd.	108,000	92,127
Coolpad Group Ltd.(1)	1,854,000	14,224
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	400,000	565,203
COSCO SHIPPING Holdings Co. Ltd., Class H	5,859,749	9,812,444
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	84,052
COSCO SHIPPING Ports Ltd.	2,663,943	1,846,781
Country Garden Holdings Co. Ltd.(1)(2)	19,554,339	2,862,989
Country Garden Services Holdings Co. Ltd.	1,084,000	792,459
CPMC Holdings Ltd.	462,000	402,691
Crazy Sports Group Ltd.(1)	902,000	14,703
CSPC Pharmaceutical Group Ltd.	19,677,760	16,729,443
CSSC Hong Kong Shipping Co. Ltd.	620,000	122,358
Daqo New Energy Corp., ADR(1)	129,438	2,914,944
Datang International Power Generation Co. Ltd., H Shares(2)	38,000	7,848
Differ Group Auto Ltd.(1)	54,600	789

Digital China Holdings Ltd.	900,000	400,064
Dongfeng Motor Group Co. Ltd., Class H	7,344,000	2,382,264
Dongyue Group Ltd.	5,046,000	6,025,514
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,680
East Buy Holding Ltd.(1)	272,000	640,460
Edvantage Group Holdings Ltd.	499,543	150,481
ENN Energy Holdings Ltd.	419,100	3,871,653
Essex Bio-technology Ltd.	120,000	39,701
EVA Precision Industrial Holdings Ltd.	1,202,000	110,986
Everest Medicines Ltd.(1)(2)	103,000	291,270
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	115,571
Fanhua, Inc., ADR(1)	23,222	74,310
Fenbi Ltd.(1)(2)	130,000	69,147
FIH Mobile Ltd.(1)	1,321,000	127,184
FinVolution Group, ADR	555,139	2,653,564
First Tractor Co. Ltd., H Shares	202,000	222,548
Flat Glass Group Co. Ltd., H Shares(2)	39,000	79,226
Fosun International Ltd.	4,233,000	2,377,854
Fountain SET Holdings Ltd.(1)	26,000	2,265
Fu Shou Yuan International Group Ltd.	3,151,000	2,073,145
Fufeng Group Ltd.(2)	5,036,000	3,940,907
Fuyao Glass Industry Group Co. Ltd., H Shares	314,000	1,776,928
Ganfeng Lithium Group Co. Ltd., H Shares(2)	130,880	363,143
Gaotu Techedu, Inc., ADR(1)(2)	98,911	563,793
GCL New Energy Holdings Ltd.(1)	336,237	20,660
GCL Technology Holdings Ltd.	27,932,000	5,239,657
GDS Holdings Ltd., Class A(1)(2)	1,051,500	1,046,566
Geely Automobile Holdings Ltd.	12,114,000	14,745,420
Gemdale Properties & Investment Corp. Ltd.(2)	3,452,000	128,440
Genertec Universal Medical Group Co. Ltd.	2,268,500	1,290,130
GF Securities Co. Ltd., H Shares	1,581,400	1,434,708
Goldwind Science & Technology Co. Ltd., H Shares	367,400	170,529
Goodbaby International Holdings Ltd.(1)	338,000	23,462
Grand Baoxin Auto Group Ltd.(1)	22,000	516
Grand Pharmaceutical Group Ltd.	1,513,000	956,568
Great Wall Motor Co. Ltd., H Shares	3,038,500	5,259,990
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	44,161
Greenland Hong Kong Holdings Ltd.(1)	321,000	13,513
Greentown China Holdings Ltd.	2,019,000	1,978,373
Greentown Management Holdings Co. Ltd.	363,000	320,114
Guangdong Investment Ltd.	836,000	473,831
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	435,768
Guangzhou R&F Properties Co. Ltd., H Shares(1)	3,047,600	371,691
Guotai Junan Securities Co. Ltd., H Shares(2)	69,200	73,610
H World Group Ltd., ADR	127,814	4,758,515
Haidilao International Holding Ltd.	2,361,000	5,268,824
Haier Smart Home Co. Ltd., H Shares	2,676,800	9,724,791
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	147,000	184,428
Haitian International Holdings Ltd.	1,936,000	5,938,064
Haitong Securities Co. Ltd., H Shares	3,845,200	1,894,297
Hangzhou Tigermed Consulting Co. Ltd., H Shares(1)	23,800	100,502
Hansoh Pharmaceutical Group Co. Ltd.	930,000	1,912,714
Harbin Electric Co. Ltd., H Shares	654,000	229,775
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	2,470
Hello Group, Inc., ADR	560,008	3,158,445

Hengan International Group Co. Ltd.	1,741,000	6,077,523
Hisense Home Appliances Group Co. Ltd., H Shares	1,179,000	5,370,519
Hollysys Automation Technologies Ltd.(1)(2)	166,200	3,518,454
Homeland Interactive Technology Ltd.	142,000	37,596
Hopson Development Holdings Ltd.(1)	326,624	158,349
Hua Hong Semiconductor Ltd.(1)(2)	1,818,000	4,518,286
Huabao International Holdings Ltd.(2)	593,000	196,522
Huadian Power International Corp. Ltd., H Shares	132,000	76,721
Huaneng Power International, Inc., H Shares(1)	2,518,000	1,670,135
Huatai Securities Co. Ltd., H Shares	2,141,800	2,444,038
Huaxi Holdings Co. Ltd.(1)	4,000	405
HUYA, Inc., ADR	109,034	553,893
Hygeia Healthcare Holdings Co. Ltd.	125,600	526,952
iDreamSky Technology Holdings Ltd.(1)(2)	281,200	108,722
Industrial & Commercial Bank of China Ltd., H Shares	42,052,000	23,824,036
Ingdan, Inc.	198,000	29,671
Inkeverse Group Ltd.(1)	2,177,000	248,629
Innovent Biologics, Inc.(1)	162,000	733,192
iQIYI, Inc., ADR(1)	751,063	3,477,422
JD Health International, Inc.(1)	359,100	1,207,744
JD Logistics, Inc.(1)	835,700	913,902
JD.com, Inc., ADR	65,273	1,933,386
JD.com, Inc., Class A	36,345	538,761
Jiangsu Expressway Co. Ltd., H Shares	732,000	762,002
Jiangxi Copper Co. Ltd., H Shares	1,393,000	3,013,436
Jinchuan Group International Resources Co. Ltd.(2)	6,422,000	715,524
Jinke Smart Services Group Co. Ltd., H Shares(1)	114,400	130,199
Jinxin Fertility Group Ltd.(1)(2)	6,177,500	2,489,083
JNBY Design Ltd.	265,500	498,264
Joy Spreader Group, Inc.(1)	363,000	7,024
JOYY, Inc., ADR	56,440	1,685,298
Jutal Offshore Oil Services Ltd.(1)	186,000	20,871
Kangji Medical Holdings Ltd.	252,500	195,067
Kanzhun Ltd., ADR	61,808	1,313,420
KE Holdings, Inc., ADR	739,527	12,549,773
Kingboard Holdings Ltd.	1,274,500	3,100,673
Kingboard Laminates Holdings Ltd.(2)	1,836,500	1,987,625
Kingdee International Software Group Co. Ltd.(1)	149,000	153,420
Kingsoft Corp. Ltd.	718,000	2,305,009
Kuaishou Technology(1)	302,400	2,159,309
Kunlun Energy Co. Ltd.	4,570,000	4,766,259
KWG Group Holdings Ltd.(1)(2)	1,925,000	96,615
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	56,238
Lee & Man Paper Manufacturing Ltd.	1,687,000	520,157
Lenovo Group Ltd.	4,882,000	7,032,561
Leoch International Technology Ltd.	122,000	21,751
LexinFintech Holdings Ltd., ADR	205,994	379,029
Li Auto, Inc., ADR(1)(2)	569,518	11,532,739
Li Ning Co. Ltd.	2,503,000	6,572,746
Lingbao Gold Group Co. Ltd., Class H	108,000	42,397
Linklogis, Inc., Class B(2)	1,295,000	342,766
Logan Group Co. Ltd.(1)(2)	211,000	19,549
Longfor Group Holdings Ltd.	1,646,624	2,612,673
Lonking Holdings Ltd.	2,227,000	412,760
Lufax Holding Ltd., ADR	106,609	477,608

Luye Pharma Group Ltd.(1)(2)	5,053,500	1,735,587
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	175,787
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	9,293
Maoyan Entertainment(1)	399,400	456,125
Meitu, Inc.(1)(2)	4,565,500	1,640,735
Meituan, Class B(1)	1,813,710	24,713,933
Metallurgical Corp. of China Ltd., H Shares	198,000	43,145
Midea Real Estate Holding Ltd.(1)	511,000	286,384
MINISO Group Holding Ltd., ADR(2)	117,342	2,639,022
Minsheng Education Group Co. Ltd.	254,000	7,991
Minth Group Ltd.	1,782,000	3,545,126
MMG Ltd.(1)	8,524,000	4,171,807
Mobvista, Inc.(1)	142,000	53,340
Moody Technology Holdings Ltd.(1)	2,080,000	20,019
NetDragon Websoft Holdings Ltd.	452,500	679,925
NetEase, Inc., ADR	419,483	37,346,571
New China Life Insurance Co. Ltd., H Shares	1,185,900	2,434,590
New Horizon Health Ltd.(1)(2)	127,500	230,532
New Oriental Education & Technology Group, Inc., ADR(1)	14,353	1,147,235
Nexteer Automotive Group Ltd.	2,275,000	1,177,462
Nine Dragons Paper Holdings Ltd.(1)(2)	4,128,000	2,160,458
NIO, Inc., ADR(1)	401,496	2,164,063
Niu Technologies, ADR(1)(2)	15,203	31,166
Noah Holdings Ltd., ADR	57,361	591,966
Nongfu Spring Co. Ltd., H Shares	954,200	5,080,710
OneConnect Financial Technology Co. Ltd., ADR(1)	5,186	10,113
Onewo, Inc., Class H	26,300	79,382
Orient Overseas International Ltd.	257,500	4,373,497
PDD Holdings, Inc., ADR(1)	403,611	60,452,856
Peijia Medical Ltd.(1)	27,000	12,636
People's Insurance Co. Group of China Ltd., H Shares	9,765,000	3,403,286
Perennial Energy Holdings Ltd.	320,000	50,079
PetroChina Co. Ltd., Class H	15,016,200	15,396,985
Pharmaron Beijing Co. Ltd., H Shares	30,675	38,804
PICC Property & Casualty Co. Ltd., H Shares	9,912,000	12,917,010
Ping An Healthcare & Technology Co. Ltd.(1)(2)	335,800	482,283
Ping An Insurance Group Co. of China Ltd., H Shares	5,604,282	28,504,859
Poly Property Group Co. Ltd.	3,608,844	686,019
Poly Property Services Co. Ltd., Class H	27,400	114,609
Pop Mart International Group Ltd.	1,149,200	5,483,467
Postal Savings Bank of China Co. Ltd., H Shares	7,046,000	3,988,331
Powerlong Commercial Management Holdings Ltd.(2)	96,000	38,556
Q Technology Group Co. Ltd.(1)(2)	324,000	144,015
Qifu Technology, Inc., ADR	360,931	6,973,187
Qudian, Inc., ADR(1)	44,649	76,350
Radiance Holdings Group Co. Ltd.(1)(2)	1,142,000	411,617
Road King Infrastructure Ltd.(1)	27,000	4,020
Sany Heavy Equipment International Holdings Co. Ltd.	1,255,000	958,905
SCE Intelligent Commercial Management Holdings Ltd.(1)(2)	165,000	6,351
SciClone Pharmaceuticals Holdings Ltd.	871,500	2,065,792
Seazen Group Ltd.(1)(2)	5,530,000	1,021,378
Shandong Gold Mining Co. Ltd., H Shares	183,000	393,627
Shandong Hi-Speed New Energy Group Ltd.(1)	145,199	34,702
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,711,200	1,001,537
Shanghai Conant Optical Co. Ltd., Class H	73,500	104,286

Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	41,878
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	154,947
Shanghai Industrial Holdings Ltd.	892,000	1,280,885
Shanghai Industrial Urban Development Group Ltd.	403,600	23,795
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	673,000	999,191
Shenzhen Expressway Corp. Ltd., H Shares(1)	438,000	430,574
Shenzhen International Holdings Ltd.	4,235,500	3,526,061
Shenzhen Investment Ltd.	1,148,000	156,116
Shenzhou International Group Holdings Ltd.	1,258,600	12,677,242
Shimao Services Holdings Ltd.(1)	1,109,000	139,651
Shoucheng Holdings Ltd.	312,800	52,153
Shougang Fushan Resources Group Ltd.	6,005,249	2,743,494
Shui On Land Ltd.	13,254,500	1,287,468
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(1)	12,000	266,291
Sihuan Pharmaceutical Holdings Group Ltd.	5,392,000	373,356
Simcere Pharmaceutical Group Ltd.(2)	2,509,000	1,885,163
Sino Biopharmaceutical Ltd.	14,486,500	5,286,280
Sino-Ocean Group Holding Ltd.(1)(2)	11,273,000	602,027
Sinopec Engineering Group Co. Ltd., H Shares	3,456,000	2,325,388
Sinopec Kantons Holdings Ltd.	482,000	243,824
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	100,400	14,517
Sinopharm Group Co. Ltd., H Shares	2,832,800	7,708,971
Sinotrans Ltd., H Shares	138,000	75,337
Sinotruk Hong Kong Ltd.	304,000	707,021
Skyworth Group Ltd.	3,193,087	1,141,863
SOHO China Ltd.(1)	1,023,000	99,721
Sohu.com Ltd., ADR(1)	44,427	550,895
SSY Group Ltd.	3,374,000	2,035,673
Sun King Technology Group Ltd.(1)	708,000	104,398
Sunac Services Holdings Ltd.(2)	1,689,000	407,950
Sunny Optical Technology Group Co. Ltd.	1,026,000	5,664,490
TAL Education Group, ADR(1)	503,432	5,718,988
TCL Electronics Holdings Ltd.(1)	886,000	643,758
Tencent Holdings Ltd.	2,957,900	137,227,514
Tencent Music Entertainment Group, ADR	565,857	8,176,634
Tian Ge Interactive Holdings Ltd.	9,000	567
Tian Lun Gas Holdings Ltd.	137,500	78,069
Tiangong International Co. Ltd.	2,072,000	476,163
Tianli International Holdings Ltd.	987,000	649,548
Tianneng Power International Ltd.(2)	3,778,000	2,856,782
Times China Holdings Ltd.(1)	1,901,000	73,575
Times Neighborhood Holdings Ltd.	545,000	41,263
Tingyi Cayman Islands Holding Corp.	3,718,000	4,541,958
Tong Ren Tang Technologies Co. Ltd., H Shares	761,000	520,639
Tongcheng Travel Holdings Ltd.(1)	918,400	2,102,740
Tongda Group Holdings Ltd.(1)	2,745,000	28,139
Tongdao Liepin Group(1)	68,800	23,281
Topsports International Holdings Ltd.	4,706,000	3,071,665
Towngas Smart Energy Co. Ltd.(1)	588,000	214,612
TravelSky Technology Ltd., H Shares	801,000	1,055,070
Trip.com Group Ltd., ADR(1)	233,257	12,015,068
Tsaker New Energy Tech Co. Ltd.	123,500	15,770
Tsingtao Brewery Co. Ltd., H Shares	770,000	5,462,401
Tuya, Inc., ADR(1)	16,113	32,548
Uni-President China Holdings Ltd.	2,198,000	1,932,269

Untrade.Ch Wood Opti(1)	8,000	10
Up Fintech Holding Ltd., ADR(1)	34,340	145,945
Vipshop Holdings Ltd., ADR	979,171	15,735,278
Viva Biotech Holdings(1)	940,000	74,777
Vnet Group, Inc., ADR(1)(2)	309,881	601,169
Wanguo International Mining Group Ltd.	42,000	42,494
Want Want China Holdings Ltd.	9,840,000	5,940,468
Wasion Holdings Ltd.	96,000	90,215
Weibo Corp., ADR	273,350	2,419,147
Weichai Power Co. Ltd., H Shares	1,299,000	2,333,431
West China Cement Ltd.	5,822,000	790,423
Wison Engineering Services Co. Ltd.(1)	19,000	546
Wuling Motors Holdings Ltd.	800,000	41,549
WuXi AppTec Co. Ltd., H Shares	84,804	370,330
Wuxi Biologics Cayman, Inc.(1)	1,013,000	1,453,389
X Financial, ADR	464	1,926
Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,406,000	325,125
Xin Point Holdings Ltd.	57,000	23,063
Xingda International Holdings Ltd.	154,482	30,106
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	230,000	276,693
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	40,392
Xinte Energy Co. Ltd., H Shares(1)(2)	1,620,000	1,956,039
Xinyi Energy Holdings Ltd.(2)	2,750,199	391,296
Xinyi Solar Holdings Ltd.	4,924,976	3,259,030
XJ International Holdings Co. Ltd.(1)(2)	9,112,000	268,536
XPeng, Inc., Class A, ADR(1)	31,117	258,582
Yadea Group Holdings Ltd.	2,152,000	3,443,137
Yankuang Energy Group Co. Ltd., H Shares(2)	3,540,000	8,847,887
Yeahka Ltd.(1)(2)	238,400	311,552
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	518,200	656,997
Yidu Tech, Inc.(1)(2)	476,200	244,723
Yihai International Holding Ltd.(2)	1,261,000	2,345,352
Yixin Group Ltd.	184,500	16,085
Youdao, Inc., ADR(1)	4,860	18,128
Yuexiu Property Co. Ltd.	3,524,400	2,562,830
Yuexiu Services Group Ltd.	400,500	181,228
Yuexiu Transport Infrastructure Ltd.	2,286,000	1,185,730
Yum China Holdings, Inc.	416,783	14,904,160
Yuzhou Group Holdings Co. Ltd.(1)	1,722,955	25,573
Zengame Technology Holding Ltd.	1,086,000	485,768
Zhaojin Mining Industry Co. Ltd., H Shares	505,500	892,640
Zhejiang Expressway Co. Ltd., H Shares	5,064,400	3,306,966
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	201,390
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	683
Zhongsheng Group Holdings Ltd.	967,000	1,754,583
Zhongyu Energy Holdings Ltd.(1)(2)	175,000	113,083
Zhou Hei Ya International Holdings Co. Ltd.(1)	895,000	206,196
Zijin Mining Group Co. Ltd., H Shares	5,402,000	11,473,388
Zonqing Environmental Ltd.(1)(2)	12,000	43,263
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	436,309
ZTO Express Cayman, Inc., ADR	679,641	15,489,018
		1,354,531,998
Colombia — 0.1%
Bancolombia SA	50,068	454,890
Bancolombia SA, ADR	71,440	2,533,262

Cementos Argos SA	6,574	13,954
Corp. Financiera Colombiana SA	24,838	98,238
Ecopetrol SA, ADR(2)	263,343	3,239,119
Empresa de Telecomunicaciones de Bogota(1)	18,600	489
Grupo Argos SA	159,091	681,115
Interconexion Electrica SA ESP	113,869	560,013
		7,581,080
Czech Republic — 0.2%
CEZ AS	123,549	5,153,387
Komercni Banka AS	73,508	2,518,663
Moneta Money Bank AS	259,640	1,137,152
		8,809,202
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,484,754	5,532,566
Greece — 0.5%
Aegean Airlines SA	85,090	1,094,262
Alpha Services & Holdings SA(1)	2,011,461	3,399,276
Athens Water Supply & Sewage Co. SA	3,091	19,905
Autohellas Tourist & Trading SA	2,971	38,550
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,204,873	2,633,959
Fourlis Holdings SA	364	1,584
GEK TERNA SA	74,467	1,358,661
Hellenic Exchanges - Athens Stock Exchange SA	8,827	47,160
Hellenic Telecommunications Organization SA	72,736	1,062,892
HELLENiQ ENERGY Holdings SA	72,447	658,908
Holding Co. ADMIE IPTO SA	103,619	249,470
Intracom Holdings SA	50,025	207,294
Intrakat Technical & Energy Projects SA(1)	41,698	235,755
Intralot SA-Integrated Information Systems & Gaming Services(1)	242,249	308,598
Jumbo SA	54,538	1,563,842
LAMDA Development SA(1)	57,034	413,440
Motor Oil Hellas Corinth Refineries SA	95,486	2,700,061
Mytilineos SA	36,980	1,472,671
National Bank of Greece SA(1)	517,171	4,493,716
OPAP SA	62,417	992,211
Piraeus Financial Holdings SA(1)	952,917	3,743,576
Public Power Corp. SA(1)	106,858	1,303,789
Sunrisemezz PLC	41,774	15,804
Terna Energy SA	21,386	422,632
Titan Cement International SA	55,593	1,829,467
Viohalco SA	30,134	210,297
		30,477,780
Hong Kong — 0.1%
Antengene Corp. Ltd.(1)	98,500	12,310
BAIOO Family Interactive Ltd.	448,000	13,801
Beijing Energy International Holding Co. Ltd.	70,000	1,663
Cabbeen Fashion Ltd.	102,000	9,647
China Energy Development Holdings Ltd.(1)	4,000	54
China General Education Group Ltd.(1)	60,000	77
China Isotope & Radiation Corp.	14,400	19,703
China Maple Leaf Educational Systems Ltd.(1)	230,000	9,174
China Oil & Gas Group Ltd.(1)	280,000	7,949
China Renaissance Holdings Ltd.(1)(2)	202,700	259
China Shengmu Organic Milk Ltd.	82,000	2,052
China Shuifa Singyes Energy Holdings Ltd.(1)	434,000	18,877

China Xinhua Education Group Ltd.	42,000	4,134
China Yuhua Education Corp. Ltd.(1)	1,864,000	115,149
China Zhongwang Holdings Ltd.(1)(2)	525,200	672
CIFI Holdings Group Co. Ltd.(1)	2,891,616	149,073
E-House China Enterprise Holdings Ltd.(1)	622,200	11,614
Ever Sunshine Services Group Ltd.	1,006,000	224,847
Fire Rock Holdings Ltd.(1)	186,000	3,180
Fullshare Holdings Ltd.(1)(2)	170,300	10,090
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	528
GOME Retail Holdings Ltd.(1)	18,683,000	86,666
Hi Sun Technology China Ltd.(1)	363,000	21,591
Hilong Holding Ltd.(1)	968,000	13,987
Huijing Holdings Co. Ltd.(1)	516,000	2,113
IMAX China Holding, Inc.	32,000	35,345
IVD Medical Holding Ltd.	3,000	473
JH Educational Technology, Inc.(1)	102,000	10,670
Jiayuan International Group Ltd.(1)	2,194,000	2,805
JW Cayman Therapeutics Co. Ltd.(1)(2)	36,000	10,773
Kasen International Holdings Ltd.(1)	143,000	5,103
Mulsanne Group Holding Ltd.(1)	87,500	12,800
Pou Sheng International Holdings Ltd.	171,000	14,276
Powerlong Real Estate Holdings Ltd.(1)	327,000	30,694
Prinx Chengshan Holdings Ltd.(1)	1,000	1,186
Redco Properties Group Ltd.(1)(2)	44,000	56
Shanghai Pioneer Holding Ltd.	123,000	28,589
Shimao Group Holdings Ltd.(1)	245,000	31,270
Shinsun Holdings Group Co. Ltd.(1)	641,000	820
South Manganese Investment Ltd.(1)(2)	1,045,000	60,152
Tianyun International Holdings Ltd.	84,000	34,372
Tibet Water Resources Ltd.(1)	19,000	755
Trigiant Group Ltd.(1)	28,000	1,377
Truly International Holdings Ltd.	2,460,000	275,850
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	13,115
Wharf Holdings Ltd.(2)	1,007,000	2,999,663
YuanShengTai Dairy Farm Ltd.(1)	190,000	2,479
Zhenro Properties Group Ltd.(1)(2)	2,338,000	31,301
Zhong An Group Ltd.(1)	415,000	6,894
		4,350,028
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	280,608	766,953
MOL Hungarian Oil & Gas PLC	572,801	4,455,522
Opus Global Nyrt(1)	201,546	213,799
OTP Bank Nyrt	142,557	6,884,114
Richter Gedeon Nyrt	70,951	1,798,528
		14,118,916
India — 20.0%
360 ONE WAM Ltd.	122,038	1,134,735
3M India Ltd.	155	62,054
63 Moons Technologies Ltd.	6,904	27,512
Aarti Drugs Ltd.	9,663	55,352
Aarti Industries Ltd.	377,106	2,770,577
Aarti Pharmalabs Ltd.	57,209	386,804
Aavas Financiers Ltd.(1)	25,149	481,292
ABB India Ltd.	9,355	932,082
ACC Ltd.	80,944	2,471,664

Accelya Solutions India Ltd.	2,877	55,552
Action Construction Equipment Ltd.	40,057	689,996
Adani Energy Solutions Ltd.(1)	124,815	1,682,891
Adani Enterprises Ltd.	69,537	2,845,157
Adani Green Energy Ltd.(1)	65,773	1,507,913
Adani Ports & Special Economic Zone Ltd.	494,754	8,536,878
Adani Power Ltd.(1)	726,343	6,594,132
Adani Total Gas Ltd.	73,941	921,580
Aditya Birla Capital Ltd.(1)	451,990	1,213,648
Advanced Enzyme Technologies Ltd.	16,916	73,599
Aegis Logistics Ltd.	94,747	804,453
Affle India Ltd.(1)	3,390	46,282
AGI Greenpac Ltd.	75,359	589,082
AIA Engineering Ltd.	9,387	414,206
Ajanta Pharma Ltd.	53,356	1,490,817
Akzo Nobel India Ltd.	1,400	43,031
Alembic Ltd.	101,480	120,137
Alembic Pharmaceuticals Ltd.	35,995	398,335
Alkyl Amines Chemicals	4,913	111,689
Allcargo Logistics Ltd.	394,364	317,083
Allcargo Terminals Ltd.	89,445	57,891
Alok Industries Ltd.(1)	539,944	165,366
Amara Raja Energy & Mobility Ltd.	219,635	3,110,105
Ambika Cotton Mills Ltd.	1,427	25,709
Ambuja Cements Ltd.	307,187	2,334,223
Amrutanjan Health Care Ltd.	2,916	24,172
Anant Raj Ltd.	252,129	1,168,264
Andhra Paper Ltd.	24,654	147,684
Andhra Sugars Ltd.	26,768	32,112
Anup Engineering Ltd.	3,922	81,220
Apar Industries Ltd.	31,451	2,981,537
Apcotex Industries Ltd.	6,865	33,466
APL Apollo Tubes Ltd.	91,667	1,652,276
Apollo Hospitals Enterprise Ltd.	40,940	2,868,507
Apollo Tyres Ltd.	548,826	3,055,977
Aptech Ltd.	37,688	101,660
Archean Chemical Industries Ltd.	111,316	829,792
Arvind Fashions Ltd.	24,563	129,735
Arvind Ltd.	429,910	1,948,468
Asahi India Glass Ltd.	55,789	393,851
Ashok Leyland Ltd.	927,119	2,492,034
Ashoka Buildcon Ltd.(1)	360,696	794,087
Asian Paints Ltd.	30,348	1,049,558
Aster DM Healthcare Ltd.	245,394	1,072,502
Astral Ltd.	50,132	1,260,993
AstraZeneca Pharma India Ltd.	328	24,319
Atul Ltd.	2,495	168,108
AU Small Finance Bank Ltd.	120,673	945,834
Aurobindo Pharma Ltd.	319,069	4,536,012
Avadh Sugar & Energy Ltd.	12,662	80,250
Avanti Feeds Ltd.	42,242	259,045
Avenue Supermarts Ltd.(1)	7,242	373,752
Axis Bank Ltd., GDR	103,272	7,253,921
Bajaj Auto Ltd.	62,591	6,816,848
Bajaj Consumer Care Ltd.	87,518	241,319

Bajaj Electricals Ltd.	88,904	982,733
Bajaj Finance Ltd.	122,058	9,799,008
Bajaj Finserv Ltd.	112,676	2,066,170
Bajaj Hindusthan Sugar Ltd.(1)	2,496,092	921,810
Bajel Projects Ltd.(1)	88,904	264,123
Balaji Amines Ltd.	10,396	261,377
Balkrishna Industries Ltd.	37,605	1,376,382
Balmer Lawrie & Co. Ltd.	25,352	81,988
Balrampur Chini Mills Ltd.	286,557	1,299,188
Banco Products India Ltd.	21,332	152,151
Bandhan Bank Ltd.	783,335	1,770,209
Bank of Baroda	1,173,841	3,735,299
Bank of Maharashtra	1,475,821	1,222,199
BASF India Ltd.	6,392	326,785
Bata India Ltd.	45,523	746,341
Bayer CropScience Ltd.	6,241	375,959
BEML Ltd.	50,076	2,646,568
Berger Paints India Ltd.	60,972	336,260
Best Agrolife Ltd.	12,834	84,426
Bhansali Engineering Polymers Ltd.	84,438	95,142
Bharat Bijlee Ltd.	1,398	72,385
Bharat Electronics Ltd.	4,718,840	16,772,358
Bharat Forge Ltd.	114,278	2,129,825
Bharat Heavy Electricals Ltd.	1,356,914	4,871,653
Bharat Petroleum Corp. Ltd.	752,414	5,662,738
Bharat Rasayan Ltd.	356	45,649
Bharat Wire Ropes Ltd.(1)	16,593	54,511
Bharti Airtel Ltd.	232,596	3,830,123
Bharti Airtel Ltd.	16,614	196,463
Biocon Ltd.	135,299	501,785
Birla Corp. Ltd.	26,475	447,877
Birlasoft Ltd.	130,089	944,982
Bliss Gvs Pharma Ltd.	29,732	36,646
BLS International Services Ltd.	111,562	416,718
Blue Dart Express Ltd.	5,774	498,761
Blue Star Ltd.	47,856	906,042
Bombay Burmah Trading Co.	23,157	407,880
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	3,492
Bosch Ltd.	489	178,241
Brigade Enterprises Ltd.	223,824	3,444,109
Brightcom Group Ltd.(1)	2,954,015	391,153
Britannia Industries Ltd.(1)	56,682	3,520,903
BSE Ltd.	168,741	5,468,528
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,237
Camlin Fine Sciences Ltd.(1)	28,262	32,100
Can Fin Homes Ltd.	177,604	1,550,510
Canara Bank	1,141,950	1,619,027
Capacit'e Infraprojects Ltd.(1)	37,010	137,388
Caplin Point Laboratories Ltd.	7,672	118,623
Capri Global Capital Ltd.	400	1,017
Care Ratings Ltd.	21,442	259,581
Castrol India Ltd.	1,043,668	2,446,853
Ceat Ltd.	64,257	1,816,902
Century Enka Ltd.	6,013	43,489
Century Plyboards India Ltd.	40,783	317,849

Century Textiles & Industries Ltd.	28,642	693,546
CESC Ltd.	735,879	1,302,015
CG Power & Industrial Solutions Ltd.	114,347	881,249
Chalet Hotels Ltd.(1)	8,387	78,922
Chambal Fertilisers & Chemicals Ltd.	405,510	1,893,868
Chennai Petroleum Corp. Ltd.	144,577	1,592,290
Cholamandalam Financial Holdings Ltd.	25,188	327,221
Cholamandalam Investment & Finance Co. Ltd.	356,557	5,308,197
CIE Automotive India Ltd.	199,857	1,277,841
Cigniti Technologies Ltd.	7,069	112,058
Cipla Ltd.	244,524	4,247,617
City Union Bank Ltd.	1,163,937	1,997,687
Coal India Ltd.	1,746,336	10,285,176
Cochin Shipyard Ltd.	243,522	5,687,792
Coffee Day Enterprises Ltd.(1)	302,992	195,747
Coforge Ltd.	10,668	637,922
Colgate-Palmolive India Ltd.	93,599	2,981,921
Computer Age Management Services Ltd.	29,094	1,214,919
Confidence Petroleum India Ltd.	84,023	82,335
Container Corp. of India Ltd.	115,979	1,496,891
Coromandel International Ltd.	135,637	2,126,077
Cosmo First Ltd.	13,104	87,082
Craftsman Automation Ltd.	2,594	131,660
CreditAccess Grameen Ltd.(1)	118,276	1,876,079
CRISIL Ltd.	6,108	300,384
Crompton Greaves Consumer Electricals Ltd.	174,374	819,668
CSB Bank Ltd.(1)	51,605	204,294
Cummins India Ltd.	43,446	1,852,278
Cyient Ltd.	97,712	2,036,008
Dabur India Ltd.	244,353	1,595,845
Dalmia Bharat Ltd.	55,659	1,185,811
Dalmia Bharat Sugar & Industries Ltd.	20,459	91,405
Datamatics Global Services Ltd.	30,145	198,881
DB Corp. Ltd.	130,929	475,650
DCB Bank Ltd.	346,861	533,294
DCM Shriram Industries Ltd.	17,434	44,500
DCM Shriram Ltd.	96,581	1,156,237
Deccan Cements Ltd.	2,682	18,291
Deepak Fertilisers & Petrochemicals Corp. Ltd.	328,993	2,236,895
Deepak Nitrite Ltd.	69,167	1,817,199
Delta Corp. Ltd.	54,099	74,088
DEN Networks Ltd.(1)	127,790	75,549
Dhampur Bio Organics Ltd.	14,248	20,484
Dhampur Sugar Mills Ltd.(1)	63,645	166,026
Dhani Services Ltd.(1)	300,423	164,674
Dhanuka Agritech Ltd.	5,379	82,177
Digidrive Distributors Ltd.(1)	44	18
Dilip Buildcon Ltd.	71,926	350,924
Dish TV India Ltd.(1)	4,731,105	860,492
Dishman Carbogen Amcis Ltd.(1)	102,843	198,368
Divi's Laboratories Ltd.	51,274	2,648,769
Dixon Technologies India Ltd.	19,715	2,218,936
DLF Ltd.	282,359	2,765,792
D-Link India Ltd.	16,108	81,289
Dolat Algotech Ltd.	16,966	27,603

Dollar Industries Ltd.	16,194	110,384
Dr Lal PathLabs Ltd.	33,233	1,055,710
Dr Reddy's Laboratories Ltd., ADR	122,306	8,399,976
Dwarikesh Sugar Industries Ltd.(1)	234,218	191,910
eClerx Services Ltd.	67,950	1,791,085
Edelweiss Financial Services Ltd.	1,071,398	924,818
Eicher Motors Ltd.	58,305	3,309,395
EID Parry India Ltd.	226,466	1,814,121
EIH Ltd.	52,537	271,904
Elecon Engineering Co. Ltd.	82,356	1,095,995
Electrosteel Castings Ltd.	347,955	672,794
Emami Ltd.	226,863	1,702,755
Endurance Technologies Ltd.	21,242	564,906
Engineers India Ltd.	647,140	1,930,728
Entertainment Network India Ltd.	5,881	15,607
Epigral Ltd.	16,118	236,248
EPL Ltd.	227,926	498,617
Equitas Small Finance Bank Ltd.	1,256,671	1,395,356
Escorts Kubota Ltd.	32,530	1,488,236
Ester Industries Ltd.	21,161	28,172
Eveready Industries India Ltd.(1)	17,861	70,171
Everest Industries Ltd.	9,022	120,016
Everest Kanto Cylinder Ltd.	14,324	21,557
Excel Industries Ltd.	2,396	30,376
Exide Industries Ltd.	504,888	2,953,851
FDC Ltd.(1)	32,405	168,018
Federal Bank Ltd.	2,207,148	4,295,414
Federal-Mogul Goetze India Ltd.(1)	11,483	53,317
FIEM Industries Ltd.	16,950	240,591
Filatex India Ltd.	164,036	104,152
Fine Organic Industries Ltd.	4,794	255,116
Finolex Cables Ltd.	66,418	1,143,817
Finolex Industries Ltd.	770,139	2,879,914
Firstsource Solutions Ltd.	31,653	69,623
Force Motors Ltd.	8,704	913,062
Fortis Healthcare Ltd.	35,248	200,455
G R Infraprojects Ltd.(1)	4,046	78,234
Gabriel India Ltd.	196,041	840,518
GAIL India Ltd.	1,734,920	4,255,610
Galaxy Surfactants Ltd.	2,807	82,431
Ganesha Ecosphere Ltd.	2,544	35,324
Garden Reach Shipbuilders & Engineers Ltd.	58,941	968,439
Gateway Distriparks Ltd.	184,416	217,259
General Insurance Corp. of India	46,922	200,793
Geojit Financial Services Ltd.	18,976	22,564
GHCL Ltd.	210,103	1,271,452
GHCL Textiles Ltd.(1)	160,202	152,646
GIC Housing Finance Ltd.	21,257	52,859
Gland Pharma Ltd.(1)	3,488	77,080
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	486,503
Glenmark Life Sciences Ltd.	55,667	558,474
Glenmark Pharmaceuticals Ltd.	257,324	3,579,511
Global Health Ltd.(1)	52,277	747,925
Globus Spirits Ltd.	10,878	91,698
GMM Pfaudler Ltd.	34,696	513,622

GMR Airports Infrastructure Ltd.(1)	1,046,733	1,063,159
Godawari Power & Ispat Ltd.	161,122	1,869,452
Godrej Agrovet Ltd.	18,007	111,585
Godrej Consumer Products Ltd.	66,613	1,015,925
Godrej Properties Ltd.(1)	31,338	1,046,880
Gokaldas Exports Ltd.	127,942	1,302,142
Goodluck India Ltd.	7,850	83,308
Goodyear India Ltd.	1,471	20,154
Granules India Ltd.	337,898	1,695,667
Graphite India Ltd.	80,910	549,816
Grasim Industries Ltd.	149,714	4,163,860
Great Eastern Shipping Co. Ltd.	238,923	3,087,659
Greaves Cotton Ltd.	5,536	8,104
Greenpanel Industries Ltd.	114,975	407,683
Greenply Industries Ltd.	47,311	144,911
Gujarat Alkalies & Chemicals Ltd.	28,265	258,374
Gujarat Ambuja Exports Ltd.	147,312	253,978
Gujarat Fluorochemicals Ltd.	5,413	197,372
Gujarat Gas Ltd.	134,837	890,939
Gujarat Industries Power Co. Ltd.	95,619	205,899
Gujarat Mineral Development Corp. Ltd.	219,577	1,034,694
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	261,276	1,985,054
Gujarat Pipavav Port Ltd.	1,172,415	2,732,777
Gujarat State Fertilizers & Chemicals Ltd.	635,574	1,608,001
Gujarat State Petronet Ltd.	252,980	880,069
Gulf Oil Lubricants India Ltd.	17,979	201,699
Happiest Minds Technologies Ltd.	7,577	71,841
Hathway Cable & Datacom Ltd.(1)	1,042,503	255,930
Havells India Ltd.	101,141	2,310,800
HCL Technologies Ltd.	842,605	13,395,657
HDFC Asset Management Co. Ltd.	73,766	3,434,785
HDFC Bank Ltd.	1,235,835	22,700,854
HDFC Life Insurance Co. Ltd.	178,657	1,178,411
HEG Ltd.	21,492	592,019
HeidelbergCement India Ltd.	57,503	139,407
Heritage Foods Ltd.	4,758	23,024
Hero MotoCorp Ltd.	131,752	8,092,627
HFCL Ltd.	583,887	728,769
HG Infra Engineering Ltd.	36,471	660,927
Hikal Ltd.	65,233	222,848
HIL Ltd.	1,459	44,049
Himadri Speciality Chemical Ltd., ADR	323,545	1,290,872
Himatsingka Seide Ltd.(1)	52,583	80,252
Hindalco Industries Ltd.	1,837,489	15,222,444
Hinduja Global Solutions Ltd.	6,189	61,393
Hindustan Aeronautics Ltd.	146,374	8,725,038
Hindustan Construction Co. Ltd.(1)	303,293	134,605
Hindustan Copper Ltd.	578,594	2,472,887
Hindustan Oil Exploration Co. Ltd.(1)	132,768	305,473
Hindustan Petroleum Corp. Ltd.	997,205	6,421,248
Hindustan Unilever Ltd.	238,328	6,651,684
Hindware Home Innovation Ltd.	53,383	228,564
HI-Tech Pipes Ltd.	101,841	148,658
Home First Finance Co. India Ltd.(1)	30,959	304,014
Housing & Urban Development Corp. Ltd.	196,858	647,435

I G Petrochemicals Ltd.	7,893	46,169
ICICI Bank Ltd., ADR	802,213	21,451,176
ICICI Lombard General Insurance Co. Ltd.	132,921	2,521,582
ICICI Prudential Life Insurance Co. Ltd.	108,937	712,917
ICICI Securities Ltd.	164,434	1,408,520
IDFC First Bank Ltd.(1)	2,322,395	2,129,667
IDFC Ltd.(1)	1,388,536	1,888,887
IFCI Ltd.(1)	638,326	444,915
IIFL Finance Ltd.	420,038	2,010,839
IIFL Securities Ltd.	374,802	871,128
India Cements Ltd.(1)	146,211	358,912
India Glycols Ltd.	12,949	117,070
Indiabulls Housing Finance Ltd.	1,188,086	2,248,657
Indiabulls Real Estate Ltd.(1)	963,098	1,541,791
IndiaMart InterMesh Ltd.	31,100	902,387
Indian Bank	276,481	1,881,471
Indian Hotels Co. Ltd.	262,421	1,756,384
Indian Metals & Ferro Alloys Ltd.	22,223	183,730
Indian Oil Corp. Ltd.	1,625,369	3,165,761
Indian Overseas Bank(1)	35,971	29,745
Indian Railway Catering & Tourism Corp. Ltd.	84,463	1,034,157
Indian Renewable Energy Development Agency Ltd.(1)	1,136,940	2,525,142
Indo Count Industries Ltd.	209,651	845,585
Indoco Remedies Ltd.	15,023	54,148
Indraprastha Gas Ltd.	228,561	1,212,609
Indraprastha Medical Corp. Ltd.	21,721	64,396
Indus Towers Ltd.(1)	547,259	2,283,798
IndusInd Bank Ltd.	146,351	2,565,909
Infibeam Avenues Ltd.	596,825	214,676
Info Edge India Ltd.	30,202	2,064,059
Infosys Ltd., ADR(2)	1,913,362	32,048,814
Inox Green Energy Services Ltd.(1)	75,290	120,104
Insecticides India Ltd.	3,039	19,261
Intellect Design Arena Ltd.	51,451	567,414
InterGlobe Aviation Ltd.(1)	52,478	2,633,587
IOL Chemicals & Pharmaceuticals Ltd.	40,275	174,053
ION Exchange India Ltd.	60,454	370,031
Ipca Laboratories Ltd.	63,356	874,228
IRB Infrastructure Developers Ltd.	885,410	703,172
IRCON International Ltd.	692,458	2,250,333
ISGEC Heavy Engineering Ltd.	11,540	149,004
ISMT Ltd.	36,453	50,225
ITD Cementation India Ltd.	447,475	2,157,723
J Kumar Infraprojects Ltd.	59,872	541,491
Jagran Prakashan Ltd.(1)	44,477	48,590
Jai Balaji Industries Ltd.(1)	149,608	1,558,534
Jai Corp. Ltd.	112,864	387,233
Jain Irrigation Systems Ltd.(1)	478,966	348,151
Jaiprakash Associates Ltd.(1)	521,016	96,869
Jaiprakash Power Ventures Ltd.(1)	4,156,083	960,946
Jammu & Kashmir Bank Ltd.	1,248,749	1,972,014
Jamna Auto Industries Ltd.	370,061	535,736
Jay Bharat Maruti Ltd.	18,175	22,145
JB Chemicals & Pharmaceuticals Ltd.	13,648	289,789
JBM Auto Ltd.	16,976	427,084

Jindal Drilling & Industries Ltd.	6,849	52,802
Jindal Poly Films Ltd.	9,031	54,314
Jindal Saw Ltd.	186,050	1,204,152
Jindal Stainless Ltd.	411,521	3,914,790
Jindal Steel & Power Ltd.	440,656	5,434,468
JK Cement Ltd.	48,099	2,233,856
JK Lakshmi Cement Ltd.	237,546	2,237,402
JK Paper Ltd.	488,798	2,261,864
JK Tyre & Industries Ltd.	246,089	1,196,015
JM Financial Ltd.(1)	719,112	679,349
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	10,770
JSW Energy Ltd.	101,564	746,025
JSW Steel Ltd.	510,243	5,394,053
JTEKT India Ltd.	69,453	141,002
Jubilant Foodworks Ltd.	325,931	1,932,138
Jubilant Ingrevia Ltd.	116,123	697,648
Jubilant Pharmova Ltd.	53,894	444,783
Just Dial Ltd.(1)	33,010	369,336
Kajaria Ceramics Ltd.	141,069	2,037,968
Kalpataru Projects International Ltd.	205,048	2,945,440
Kalyani Steels Ltd.	9,285	90,515
Kamdhenu Ltd.	8,578	52,155
Karnataka Bank Ltd.	378,063	970,959
Karur Vysya Bank Ltd.	1,227,681	2,899,815
Kaveri Seed Co. Ltd.	20,154	204,718
KCP Ltd.	47,092	99,121
KEC International Ltd.	214,336	1,899,034
KEI Industries Ltd.	53,954	2,654,974
Kellton Tech Solutions Ltd.(1)	21,339	24,711
Kennametal India Ltd.	3,609	159,084
Kfin Technologies Ltd.(1)	43,395	363,418
Kiri Industries Ltd.(1)	10,180	37,130
Kirloskar Brothers Ltd.	88,451	1,825,867
Kirloskar Ferrous Industries Ltd.	59,304	487,242
Kitex Garments Ltd.	19,681	47,657
KNR Constructions Ltd.	85,833	327,288
Kolte-Patil Developers Ltd.	28,083	148,855
Kopran Ltd.	44,402	120,229
Kotak Mahindra Bank Ltd.	509,734	10,278,315
KPI Green Energy Ltd.	52,086	1,137,425
KPIT Technologies Ltd.	130,385	2,282,041
KPR Mill Ltd.	56,220	518,321
KRBL Ltd.	85,035	272,221
L&T Finance Ltd.	1,360,577	2,498,395
L&T Technology Services Ltd.	5,165	278,973
LA Opala RG Ltd.	18,529	68,772
Landmark Cars Ltd.	13,672	108,282
Larsen & Toubro Ltd.	611,295	26,903,130
Laurus Labs Ltd.	421,754	2,117,928
LG Balakrishnan & Bros Ltd.	46,436	691,178
LIC Housing Finance Ltd.	463,713	3,522,083
Lincoln Pharmaceuticals Ltd.	14,067	95,473
Linde India Ltd.	5,307	554,291
Lloyds Metals & Energy Ltd.(1)	9,787	79,803
LT Foods Ltd.	310,337	765,385

LTIMindtree Ltd.	34,144	1,927,506
Lupin Ltd.	258,237	4,902,896
LUX Industries Ltd.	805	14,056
Mahanagar Gas Ltd.	55,808	868,159
Maharashtra Scooters Ltd.	997	92,662
Maharashtra Seamless Ltd.	96,142	755,640
Mahindra & Mahindra Financial Services Ltd.	822,036	2,639,282
Mahindra & Mahindra Ltd.	696,878	20,926,739
Mahindra Holidays & Resorts India Ltd.(1)	77,649	375,126
Mahindra Lifespace Developers Ltd.	5,296	36,730
Mahindra Logistics Ltd.	36,640	190,138
Maithan Alloys Ltd.	5,265	71,877
Man Industries India Ltd.	43,271	185,806
Man Infraconstruction Ltd.	221,461	498,889
Manali Petrochemicals Ltd.	80,005	78,498
Manappuram Finance Ltd.	1,468,175	2,974,740
Mangalam Cement Ltd.	22,044	225,648
Marico Ltd.	311,072	2,217,945
Marksans Pharma Ltd.	183,558	327,205
Maruti Suzuki India Ltd.	49,214	7,322,674
MAS Financial Services Ltd.	30,855	106,757
Max Financial Services Ltd.(1)	230,771	2,541,408
Max Healthcare Institute Ltd.	190,553	1,719,295
Mayur Uniquoters Ltd.	3,977	25,152
Mazagon Dock Shipbuilders Ltd.	14,877	568,988
Meghmani Organics Ltd.	154,090	149,311
Metropolis Healthcare Ltd.	12,846	293,932
Minda Corp. Ltd.	129,123	659,076
Mirza International Ltd.(1)	31,525	16,065
Mishra Dhatu Nigam Ltd.	22,478	116,604
MOIL Ltd.	96,438	582,448
Mold-Tek Packaging Ltd.	4,341	39,428
Motherson Sumi Wiring India Ltd.	436,905	354,264
Motilal Oswal Financial Services Ltd.	74,715	1,989,326
Mphasis Ltd.	69,811	1,915,011
MRF Ltd.	3,721	5,597,060
Mrs Bectors Food Specialities Ltd.	27,051	410,606
Muthoot Finance Ltd.	187,681	3,790,734
Narayana Hrudayalaya Ltd.	113,625	1,619,834
Natco Pharma Ltd.	136,747	1,640,542
National Aluminium Co. Ltd.	1,817,046	4,180,069
National Fertilizers Ltd.	53,307	65,554
Nava Ltd.	108,931	635,414
Navneet Education Ltd.	18,910	33,630
NCC Ltd.	1,218,752	4,202,013
NCL Industries Ltd.	7,144	17,179
NELCO Ltd.	10,660	91,963
NESCO Ltd.	6,909	70,605
Nestle India Ltd.	104,080	2,937,277
Neuland Laboratories Ltd.	10,975	794,649
New Delhi Television Ltd.(1)	26,266	77,995
Newgen Software Technologies Ltd.	9,676	106,605
NIIT Learning Systems Ltd.	51,614	257,259
NIIT Ltd.	47,453	56,938
Nilkamal Ltd.	800	17,311

Nippon Life India Asset Management Ltd.	254,538	1,826,288
NLC India Ltd.	136,872	389,061
NMDC Ltd.	679,317	2,123,400
NOCIL Ltd.	194,561	590,684
NRB Bearings Ltd.	11,401	43,078
NTPC Ltd.	4,565,515	19,652,726
Nuvama Wealth Management Ltd.(1)	13,442	781,990
Oberoi Realty Ltd.	68,771	1,501,667
Oil & Natural Gas Corp. Ltd.	2,674,510	8,493,101
Oil India Ltd.	482,058	3,681,884
OnMobile Global Ltd.(1)	15,331	12,686
Oracle Financial Services Software Ltd.	33,645	3,007,473
Orient Cement Ltd.	131,141	324,772
Orient Electric Ltd.	47,710	129,923
Orient Green Power Co. Ltd.(1)	1,078,431	254,229
Orient Paper & Industries Ltd.	159,394	88,800
Oriental Hotels Ltd.	53,853	85,210
Orissa Minerals Development Co. Ltd.(1)	4,795	324,591
Page Industries Ltd.	2,129	918,567
Paisalo Digital Ltd.	340,648	257,292
Panama Petrochem Ltd.	21,371	91,911
Parag Milk Foods Ltd.(1)	18,882	38,294
Patel Engineering Ltd.(1)	666,166	493,667
PB Fintech Ltd.(1)	67,076	1,039,815
PC Jeweller Ltd.(1)	181,762	101,436
PCBL Ltd.	578,080	1,632,412
PDS Ltd.	29,057	143,944
Pennar Industries Ltd.(1)	206,083	355,027
Persistent Systems Ltd.	79,262	3,239,948
Petronet LNG Ltd.	1,088,342	3,884,232
Phoenix Mills Ltd.	13,110	487,362
PI Industries Ltd.	15,819	671,805
Pidilite Industries Ltd.	13,424	478,016
Piramal Enterprises Ltd.	110,563	1,055,211
Piramal Pharma Ltd.(1)	123,109	219,055
Pitti Engineering Ltd.	15,456	167,315
PIX Transmissions Ltd.	7,912	124,465
PNB Gilts Ltd.(1)	22,203	26,994
PNB Housing Finance Ltd.(1)	179,937	1,561,382
PNC Infratech Ltd.	462,633	2,878,125
Pokarna Ltd.	6,924	44,672
Poly Medicure Ltd.	2,282	49,304
Polycab India Ltd.	9,862	799,004
Polyplex Corp. Ltd.	16,298	153,476
Poonawalla Fincorp Ltd.	104,034	561,763
Power Finance Corp. Ltd.	1,363,617	8,063,790
Power Grid Corp. of India Ltd.	4,696,202	17,474,511
Power Mech Projects Ltd.	11,501	639,558
Praj Industries Ltd.	309,262	1,932,571
Prakash Industries Ltd.(1)	249,688	481,655
Precision Camshafts Ltd.	69,597	151,241
Prestige Estates Projects Ltd.	78,766	1,509,910
Pricol Ltd.(1)	208,583	1,095,459
Prince Pipes & Fittings Ltd.(1)	16,438	120,149
Prism Johnson Ltd.(1)	97,243	174,881

Privi Speciality Chemicals Ltd.(1)	2,600	36,461
Procter & Gamble Health Ltd.	376	21,192
Prudent Corporate Advisory Services Ltd.	2,870	56,909
PSP Projects Ltd.	15,240	118,454
PTC India Ltd.	627,768	1,578,410
Punjab National Bank	1,930,516	2,999,908
Puravankara Ltd.	50,082	243,735
Quess Corp. Ltd.	100,075	681,560
Rain Industries Ltd.(1)	64,121	125,794
Rajesh Exports Ltd.(1)	47,655	169,553
Rallis India Ltd.(1)	56,884	175,197
Ramco Cements Ltd.	140,283	1,248,468
Ramco Industries Ltd.	7,096	19,568
Ramkrishna Forgings Ltd.	179,477	1,433,168
Ramky Infrastructure Ltd.(1)	16,358	100,185
Rashtriya Chemicals & Fertilizers Ltd.	431,081	797,186
Raymond Ltd.	80,534	2,133,528
RBL Bank Ltd.	961,969	2,837,779
REC Ltd.	2,528,045	16,317,986
Redington Ltd.	782,819	1,864,050
Redtape Ltd.(1)	31,525	275,717
Relaxo Footwears Ltd.	5,952	56,306
Reliance Industrial Infrastructure Ltd.	1,798	25,509
Reliance Industries Ltd., GDR	725,088	50,353,553
Reliance Infrastructure Ltd.(1)	394,939	787,674
Reliance Power Ltd.(1)	4,813,434	1,418,835
Repco Home Finance Ltd.	73,872	416,831
Restaurant Brands Asia Ltd.(1)	268,889	329,884
Rico Auto Industries Ltd.	188,999	268,852
RITES Ltd.	92,891	778,224
RPG Life Sciences Ltd.	6,983	119,855
RSWM Ltd.	8,000	17,111
Rupa & Co. Ltd.	22,197	65,525
Sagar Cements Ltd.	9,772	25,718
Samvardhana Motherson International Ltd.	2,219,881	4,037,789
Sandhar Technologies Ltd.	26,413	168,139
Sanghi Industries Ltd.(1)	10,104	10,965
Sanghvi Movers Ltd.	56,612	744,385
Sanofi India Ltd.	10,779	1,115,447
Sansera Engineering Ltd.	42,431	533,824
Sarda Energy & Minerals Ltd.	139,909	375,375
Saregama India Ltd.	220	1,327
Satia Industries Ltd.	20,542	27,553
Satin Creditcare Network Ltd.(1)	142,309	374,548
SBI Cards & Payment Services Ltd.	179,076	1,487,079
SBI Life Insurance Co. Ltd.	119,438	1,985,068
Schaeffler India Ltd.	12,595	643,015
Schneider Electric Infrastructure Ltd.(1)	20,183	166,370
SEAMEC Ltd.	1,917	23,327
Sequent Scientific Ltd.(1)	4,729	5,879
Seshasayee Paper & Boards Ltd.	3,954	15,175
SH Kelkar & Co. Ltd.	52,208	121,070
Shankara Building Products Ltd.	4,974	40,974
Shanthi Gears Ltd.	4,400	27,581
Sharda Cropchem Ltd.	16,930	78,093

Shilpa Medicare Ltd.(1)	26,727	155,816
Shipping Corp. of India Land & Assets Ltd.(1)	153,814	122,909
Shipping Corp. of India Ltd.	438,362	1,293,307
Shoppers Stop Ltd.(1)	25,790	225,694
Shree Cement Ltd.	2,871	849,093
Shree Digvijay Cement Co. Ltd.	24,457	30,502
Shree Renuka Sugars Ltd.(1)	142,059	68,489
Shriram Finance Ltd.	393,604	11,118,884
Siemens Ltd.	19,210	1,605,857
Siyaram Silk Mills Ltd.	8,736	46,117
SKF India Ltd.	3,745	268,840
Sobha Ltd.	95,797	2,185,926
Solar Industries India Ltd.	3,514	394,867
Somany Ceramics Ltd.	5,124	43,893
Sonata Software Ltd.	244,910	1,513,957
South Indian Bank Ltd.	2,698,673	872,219
Southern Petrochemical Industries Corp. Ltd.	114,672	97,967
Spandana Sphoorty Financial Ltd.(1)	28,524	258,724
SRF Ltd.	81,075	2,151,577
Star Cement Ltd.(1)	34,908	89,071
State Bank of India, GDR	115,629	11,638,768
Steel Strips Wheels Ltd.	147,356	380,225
Sterling & Wilson Renewable(1)	53,727	452,859
Sterlite Technologies Ltd.	54,881	83,657
Strides Pharma Science Ltd.	192,808	1,990,321
Sudarshan Chemical Industries Ltd.	38,615	363,817
Sula Vineyards Ltd.	4,930	30,836
Sumitomo Chemical India Ltd.	29,259	162,824
Sun Pharmaceutical Industries Ltd.	684,267	11,983,867
Sun TV Network Ltd.	181,021	1,425,811
Sundaram Finance Ltd.	5,399	277,571
Sundram Fasteners Ltd.	35,872	512,056
Sunflag Iron & Steel Co. Ltd.(1)	82,641	209,500
Sunteck Realty Ltd.(1)	25,538	144,284
Suprajit Engineering Ltd.	30,007	159,532
Supreme Industries Ltd.	37,917	2,403,204
Supreme Petrochem Ltd.	84,359	656,681
Surya Roshni Ltd.	91,511	638,330
Suven Pharmaceuticals Ltd.(1)	78,517	582,172
Suzlon Energy Ltd.(1)	2,329,175	1,334,568
Swaraj Engines Ltd.	1,157	34,205
Syngene International Ltd.	78,915	636,127
Tamil Nadu Newsprint & Papers Ltd.	88,833	263,912
Tamilnad Mercantile Bank Ltd.	34,026	185,909
Tamilnadu Petroproducts Ltd.	58,751	58,138
Tanla Platforms Ltd.	105,191	1,159,908
TARC Ltd.(1)	108,216	218,389
Tata Chemicals Ltd.	242,784	2,998,404
Tata Communications Ltd.	90,755	1,936,385
Tata Consultancy Services Ltd.	406,026	17,892,317
Tata Consumer Products Ltd.	138,785	1,765,476
Tata Elxsi Ltd.	14,483	1,207,409
Tata Investment Corp. Ltd.	19,958	1,534,804
Tata Motors Ltd.	1,733,768	19,206,761
Tata Motors Ltd., Class A	97,424	723,574

Tata Power Co. Ltd.	625,483	3,279,865
Tata Steel Ltd.	9,375,338	18,806,152
Tata Teleservices Maharashtra Ltd.(1)	194,570	174,224
TCI Express Ltd.	4,850	61,420
TeamLease Services Ltd.(1)	2,705	94,618
Tech Mahindra Ltd.	636,022	9,399,377
Technocraft Industries India Ltd.(1)	3,091	91,829
Tejas Networks Ltd.(1)	8,477	113,152
Thermax Ltd.	21,660	1,402,557
Thirumalai Chemicals Ltd.	70,649	216,006
Thomas Cook India Ltd.	55,257	137,945
Thyrocare Technologies Ltd.(1)	7,067	51,887
Tide Water Oil Co. India Ltd.	4,634	99,563
Time Technoplast Ltd.	177,384	586,846
Timken India Ltd.	3,862	183,007
Tips Industries Ltd.	12,822	64,084
Titagarh Rail System Ltd.	181,755	3,086,894
Titan Co. Ltd.	18,943	737,095
Torrent Pharmaceuticals Ltd.	60,317	1,950,670
Torrent Power Ltd.	128,727	2,315,265
TransIndia Real Estate Ltd.(1)	89,445	46,200
Transport Corp. of India Ltd.	21,193	213,118
Trent Ltd.	53,887	2,947,750
Trident Ltd.	3,038,965	1,330,616
Triveni Engineering & Industries Ltd.	87,753	345,808
Triveni Turbine Ltd.	90,527	637,164
TTK Prestige Ltd.	16,590	134,975
Tube Investments of India Ltd.	48,644	2,085,815
TV Today Network Ltd.	12,283	31,578
TV18 Broadcast Ltd.(1)	421,967	212,550
TVS Motor Co. Ltd.	40,495	1,058,775
TVS Srichakra Ltd.	2,893	140,088
Uflex Ltd.	57,943	292,159
Ugar Sugar Works Ltd.	65,144	56,250
Ujjivan Small Finance Bank Ltd.	2,410,746	1,439,737
UltraTech Cement Ltd.	44,556	5,297,856
Union Bank of India Ltd.	250,295	480,222
Uniparts India Ltd.	26,396	154,574
United Spirits Ltd.	170,883	2,379,236
UNO Minda Ltd.	28,513	290,480
UPL Ltd.	197,260	1,203,111
Usha Martin Ltd.	59,005	258,348
UTI Asset Management Co. Ltd.	58,098	632,344
Utkarsh Small Finance Bank Ltd.(1)	103,917	64,061
Uttam Sugar Mills Ltd.	10,632	39,250
VA Tech Wabag Ltd.(1)	60,955	719,066
Vaibhav Global Ltd.	7,950	32,306
Vakrangee Ltd.	2,217	591
Valiant Organics Ltd.(1)	6,994	32,817
Vardhman Textiles Ltd.	219,692	1,189,902
Varun Beverages Ltd.	252,546	4,321,108
Vascon Engineers Ltd.	98,939	74,870
Vedanta Ltd.	950,746	5,119,134
Venky's India Ltd.	3,565	75,585
Vesuvius India Ltd.	1,008	66,263

V-Guard Industries Ltd.	1,107	4,919
Vidhi Specialty Food Ingredients Ltd.	7,127	39,871
Vimta Labs Ltd.	2,971	16,839
Vinati Organics Ltd.	6,529	136,332
VIP Industries Ltd.	48,674	284,666
Visaka Industries Ltd.	23,235	27,907
Vishnu Chemicals Ltd.	17,730	67,195
VL E-Governance & IT Solutions Ltd.(1)	41,514	28,019
Vodafone Idea Ltd.(1)	2,791,364	510,535
Voltamp Transformers Ltd.	454	61,341
Voltas Ltd.	54,865	894,521
VRL Logistics Ltd.	37,088	244,955
VST Tillers Tractors Ltd.	1,038	40,717
Welspun Corp. Ltd.	482,295	3,187,648
Welspun Enterprises Ltd.	159,871	869,534
Welspun Living Ltd.	611,986	1,000,759
West Coast Paper Mills Ltd.	85,819	612,508
Westlife Foodworld Ltd.	30,968	308,537
Wipro Ltd., ADR(2)	654,540	3,370,881
Wockhardt Ltd.(1)	121,005	769,346
Wonderla Holidays Ltd.	21,750	219,666
Yes Bank Ltd.(1)	13,804,284	3,810,717
Zee Entertainment Enterprises Ltd.(1)	680,721	1,214,486
Zee Media Corp. Ltd.(1)	1,067,957	169,295
Zen Technologies Ltd.	3,428	39,803
Zensar Technologies Ltd.	112,299	822,763
		1,113,111,254
Indonesia — 1.8%
ABM Investama Tbk. PT	768,100	166,962
Ace Hardware Indonesia Tbk. PT	11,259,400	569,255
Adaro Energy Indonesia Tbk. PT	20,534,500	3,504,280
Adaro Minerals Indonesia Tbk. PT(1)	1,601,800	143,102
Adhi Karya Persero Tbk. PT(1)	3,613,756	46,208
Adi Sarana Armada Tbk. PT(1)	488,400	21,965
AKR Corporindo Tbk. PT	11,799,100	1,162,747
Alam Sutera Realty Tbk. PT(1)	486,000	4,036
Amman Mineral Internasional PT(1)	3,250,200	2,418,938
Aneka Tambang Tbk. PT	17,482,000	1,578,010
Astra Agro Lestari Tbk. PT	220,200	79,716
Astra International Tbk. PT	14,496,700	3,834,530
Astra Otoparts Tbk. PT	892,000	98,694
Astrindo Nusantara Infrastructure Tbk. PT(1)	9,209,100	35,167
Bank BTPN Syariah Tbk. PT	2,893,700	207,598
Bank Bukopin Tbk. PT(1)	3,742,897	12,678
Bank Central Asia Tbk. PT	19,795,500	11,263,092
Bank Mandiri Persero Tbk. PT	31,589,300	11,456,351
Bank Negara Indonesia Persero Tbk. PT	12,258,700	3,326,385
Bank Neo Commerce Tbk. PT(1)	6,720,000	109,620
Bank Pan Indonesia Tbk. PT(1)	1,152,900	83,854
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	75,944
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	26,523
Bank Rakyat Indonesia Persero Tbk. PT	31,685,018	8,492,827
Bank Syariah Indonesia Tbk. PT	174,291	23,634
Bank Tabungan Negara Persero Tbk. PT	23,132,583	1,746,537
Barito Pacific Tbk. PT	7,344,025	482,530

BFI Finance Indonesia Tbk. PT	6,157,800	384,673
Blue Bird Tbk. PT	370,500	35,340
Buana Lintas Lautan Tbk. PT(1)	4,340,500	37,930
Bukalapak.com Tbk. PT(1)	26,953,000	216,389
Bukit Asam Tbk. PT	12,211,200	1,877,254
Bumi Resources Minerals Tbk. PT(1)	29,113,200	277,884
Bumi Resources Tbk. PT(1)	452,000	2,538
Bumi Serpong Damai Tbk. PT(1)	3,021,900	176,123
Charoen Pokphand Indonesia Tbk. PT	6,138,600	1,961,610
Ciputra Development Tbk. PT	31,519,400	2,132,900
Clipan Finance Indonesia Tbk. PT	1,709,200	51,748
Delta Dunia Makmur Tbk. PT	7,656,700	262,006
Dharma Polimetal Tbk. PT	843,000	42,280
Dharma Satya Nusantara Tbk. PT	4,581,100	179,307
Elang Mahkota Teknologi Tbk. PT	1,955,300	51,103
Elnusa Tbk. PT	3,353,000	83,782
Energi Mega Persada Tbk. PT(1)	15,806,300	167,278
Erajaya Swasembada Tbk. PT	3,796,400	93,617
ESSA Industries Indonesia Tbk. PT	8,324,100	395,053
Gajah Tunggal Tbk. PT(1)	1,939,900	125,952
Global Mediacom Tbk. PT(1)	8,524,100	121,699
Hanson International Tbk. PT(1)	1,531,500	1
Harum Energy Tbk. PT(1)	2,238,000	193,057
Hexindo Adiperkasa Tbk. PT	15,800	5,883
Indah Kiat Pulp & Paper Tbk. PT(1)	4,088,000	2,295,358
Indika Energy Tbk. PT	3,130,200	275,680
Indo Tambangraya Megah Tbk. PT	1,221,200	1,876,746
Indocement Tunggal Prakarsa Tbk. PT	887,500	354,155
Indofood CBP Sukses Makmur Tbk. PT	537,500	322,592
Indofood Sukses Makmur Tbk. PT	985,400	356,340
Indomobil Sukses Internasional Tbk. PT	740,800	60,172
Indosat Tbk. PT(1)	514,600	323,485
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,767,130	120,909
Integra Indocabinet Tbk. PT(1)	481,500	6,645
Japfa Comfeed Indonesia Tbk. PT(1)	3,947,900	332,755
Jasa Marga Persero Tbk. PT	2,641,900	778,084
Kalbe Farma Tbk. PT	19,047,100	1,744,878
Kino Indonesia Tbk. PT(1)	52,400	4,515
Lippo Karawaci Tbk. PT(1)	5,989,600	24,700
Matahari Department Store Tbk. PT	1,171,600	109,832
Medco Energi Internasional Tbk. PT	26,468,720	2,287,825
Media Nusantara Citra Tbk. PT	6,628,900	125,672
Medikaloka Hermina Tbk. PT	4,615,600	363,477
Merdeka Copper Gold Tbk. PT(1)	2,336,058	388,430
Mitra Adiperkasa Tbk. PT	27,729,400	2,169,660
Mitra Keluarga Karyasehat Tbk. PT	3,810,000	677,534
Mitra Pinasthika Mustika Tbk. PT	2,191,600	143,004
MNC Digital Entertainment Tbk. PT(1)	434,500	75,953
MNC Kapital Indonesia Tbk. PT(1)	6,385,800	17,670
MNC Vision Networks Tbk. PT(1)	5,403,500	14,939
Pabrik Kertas Tjiwi Kimia Tbk. PT(1)	4,192,000	2,231,184
Pakuwon Jati Tbk. PT	3,204,800	77,858
Panin Financial Tbk. PT(1)	8,246,600	174,719
Perusahaan Gas Negara Tbk. PT	26,724,800	2,601,170
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,913,200	94,309

PP Persero Tbk. PT(1)	1,481,700	31,083
Puradelta Lestari Tbk. PT	976,100	9,789
Ramayana Lestari Sentosa Tbk. PT	547,700	14,482
Salim Ivomas Pratama Tbk. PT	183,800	4,210
Samator Indo Gas Tbk. PT	536,000	56,426
Samudera Indonesia Tbk. PT	3,623,000	61,108
Sarana Menara Nusantara Tbk. PT	35,572,400	1,511,281
Semen Indonesia Persero Tbk. PT	5,145,218	1,106,829
Sentul City Tbk. PT(1)	1,197,800	2,429
Siloam International Hospitals Tbk. PT	9,600	1,429
Smartfren Telecom Tbk. PT(1)	39,123,800	108,211
Sri Rejeki Isman Tbk. PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	14,936,900	2,437,048
Summarecon Agung Tbk. PT	6,092,478	191,426
Surya Citra Media Tbk. PT	138,000	1,275
Surya Semesta Internusa Tbk. PT(1)	2,995,900	220,068
Telkom Indonesia Persero Tbk. PT, ADR	358,180	6,436,495
Temas Tbk. PT	4,752,000	45,400
Tempo Scan Pacific Tbk. PT	259,300	31,760
Timah Tbk. PT	1,423,400	78,412
Tower Bersama Infrastructure Tbk. PT	4,596,400	501,016
Transcoal Pacific Tbk. PT	87,900	39,493
Tunas Baru Lampung Tbk. PT(1)	339,100	14,424
Unilever Indonesia Tbk. PT	6,171,100	1,187,118
United Tractors Tbk. PT	2,135,300	2,903,589
Vale Indonesia Tbk. PT(1)	948,900	290,493
Waskita Beton Precast Tbk. PT(1)	238,300	207
Waskita Karya Persero Tbk. PT(1)	3,601,745	2
Wijaya Karya Persero Tbk. PT(1)	2,888,700	19,909
Wintermar Offshore Marine Tbk. PT(1)	860,000	26,880
XL Axiata Tbk. PT	3,952,128	561,680
		98,170,813
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	9,096
Aeon Co. M Bhd.(1)	267,700	80,222
AEON Credit Service M Bhd.	9,600	14,775
Agmo Holdings Bhd.(1)	12,604	1,503
Alliance Bank Malaysia Bhd.	1,582,100	1,301,513
AMMB Holdings Bhd.	2,546,300	2,300,500
Ancom Nylex Bhd.	669,731	146,559
Ann Joo Resources Bhd.(1)	103,300	23,774
Astro Malaysia Holdings Bhd.	96,000	6,535
ATA IMS Bhd.(1)	11,300	698
Axiata Group Bhd.	1,815,200	1,080,989
Bank Islam Malaysia Bhd.	799,200	426,758
Berjaya Corp. Bhd.(1)	4,189,438	258,985
Berjaya Food Bhd.	468,236	57,715
Berjaya Land Bhd.(1)	2,900	226
Bermaz Auto Bhd.	1,827,700	944,673
Bumi Armada Bhd.(1)(2)	5,965,500	731,754
Bursa Malaysia Bhd.	450,500	813,081
Cahya Mata Sarawak Bhd.(2)	1,158,200	283,651
Capital A Bhd.(1)	140,600	25,240
Carlsberg Brewery Malaysia Bhd.	56,500	237,719
CELCOMDIGI Bhd.(2)	1,514,300	1,226,011

Chin Hin Group Bhd.(1)	164,800	114,977
Chin Hin Group Property Bhd.(1)	135,000	81,538
CIMB Group Holdings Bhd.	4,588,598	6,680,966
CSC Steel Holdings Bhd.	75,000	23,131
CTOS Digital Bhd.	379,700	113,105
Cypark Resources Bhd.(1)	956,100	179,838
D&O Green Technologies Bhd.(2)	80,000	62,689
Dagang NeXchange Bhd.(1)(2)	2,040,200	195,645
Dayang Enterprise Holdings Bhd.	546,620	307,274
Dialog Group Bhd.	482,800	245,411
DRB-Hicom Bhd.	588,500	167,751
Dufu Technology Corp. Bhd.	13,600	6,890
Duopharma Biotech Bhd.	10,630	2,713
Eastern & Oriental Bhd.(1)	1,313,800	285,199
Eco World Development Group Bhd.(2)	764,000	245,525
Eco World International Bhd.	194,300	15,705
Ekovest Bhd.(1)(2)	4,407,100	423,002
Evergreen Fibreboard Bhd.(1)	239,000	16,002
Farm Fresh Bhd.	307,200	94,532
Formosa Prosonic Industries Bhd.	28,500	18,259
Fraser & Neave Holdings Bhd.	61,800	428,103
Frontken Corp. Bhd.(2)	717,350	649,664
Gamuda Bhd.	1,694,457	2,183,429
Genting Bhd.	2,069,200	2,093,902
Genting Malaysia Bhd.(2)	2,804,000	1,581,560
Genting Plantations Bhd.	105,000	133,969
Globetronics Technology Bhd.	102,800	26,937
Greatech Technology Bhd.(1)	94,500	101,773
HAP Seng Consolidated Bhd.	65,700	64,215
Hap Seng Plantations Holdings Bhd.	58,900	22,290
Hartalega Holdings Bhd.(1)(2)	2,765,500	1,846,941
Heineken Malaysia Bhd.(2)	87,000	443,625
Hengyuan Refining Co. Bhd.(1)(2)	211,100	125,361
Hextar Global Bhd.(2)	940,660	187,308
Hextar Healthcare Bhd.(1)	196,500	9,412
Hiap Teck Venture Bhd.	1,044,000	87,906
Hibiscus Petroleum Bhd.	1,745,060	929,688
Hong Leong Bank Bhd.	204,800	838,810
Hong Leong Capital Bhd.	24,300	23,145
Hong Leong Financial Group Bhd.	88,200	319,033
Hong Seng Consolidated Bhd.(1)	90,400	190
Hup Seng Industries Bhd.	9,000	1,787
IHH Healthcare Bhd.	482,600	634,770
IJM Corp. Bhd.	2,952,400	1,729,989
Inari Amertron Bhd.(2)	905,500	627,136
Innoprise Plantations Bhd.	67,500	20,775
Insas Bhd.	117,400	25,762
IOI Corp. Bhd.	1,211,300	984,362
IOI Properties Group Bhd.(2)	564,900	302,561
Iskandar Waterfront City Bhd.(1)	529,700	84,625
Jaya Tiasa Holdings Bhd.	1,944,600	459,174
Kelington Group Bhd.	702,400	471,139
Kinergy Advancement Bhd.(1)	2,340,600	181,786
KNM Group Bhd.(1)	595,500	11,313
Kossan Rubber Industries Bhd.	1,304,100	615,488

KPJ Healthcare Bhd.(2)	2,261,000	914,061
KSL Holdings Bhd.(1)	131,400	50,929
Kuala Lumpur Kepong Bhd.	245,477	1,089,044
Kumpulan Perangsang Selangor Bhd.	6,000	970
Leong Hup International Bhd.	10,100	1,202
Lotte Chemical Titan Holding Bhd.(1)(2)	179,600	41,625
Mah Sing Group Bhd.(2)	2,255,800	720,337
Malakoff Corp. Bhd.	157,200	23,923
Malayan Banking Bhd.	2,794,710	5,897,314
Malayan Flour Mills Bhd.	212,300	33,917
Malaysia Airports Holdings Bhd.(2)	944,750	1,995,868
Malaysia Building Society Bhd.(1)(2)	3,742,392	709,076
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	101,700	10,503
Malaysia Smelting Corp. Bhd.	324,300	196,990
Malaysian Pacific Industries Bhd.(2)	76,200	601,520
Malaysian Resources Corp. Bhd.(2)	4,690,400	656,060
Matrix Concepts Holdings Bhd.	165,900	63,484
Maxis Bhd.(2)	847,100	654,047
Maybulk Bhd.	163,800	10,795
MBM Resources Bhd.	36,700	39,294
Media Prima Bhd.	407,400	39,086
Mega First Corp. Bhd.	151,500	153,720
MISC Bhd.	840,500	1,490,098
MNRB Holdings Bhd.	10,700	5,349
MR DIY Group M Bhd.	1,576,600	606,322
Muda Holdings Bhd.	27,400	8,615
My EG Services Bhd.	2,842,176	665,258
Nestle Malaysia Bhd.(2)	28,000	759,762
OSK Holdings Bhd.	20,000	6,678
Padini Holdings Bhd.	3,200	2,570
Pantech Group Holdings Bhd.	203,100	46,618
Pecca Group Bhd.	338,600	106,480
Pentamaster Corp. Bhd.	176,300	182,150
Perdana Petroleum Bhd.(1)	1,772,700	150,816
Pertama Digital Bhd.(1)(2)	210,700	107,066
PESTECH International Bhd.(1)(2)	186,625	7,950
Petron Malaysia Refining & Marketing Bhd.	26,800	28,612
Petronas Chemicals Group Bhd.(2)	841,400	1,200,689
Petronas Dagangan Bhd.(2)	204,500	861,014
Petronas Gas Bhd.	349,800	1,358,581
PIE Industrial Bhd.	94,900	119,809
Pos Malaysia Bhd.(1)	5,700	588
Power Root Bhd.	5,800	2,107
PPB Group Bhd.	226,300	710,242
Press Metal Aluminium Holdings Bhd.	1,434,700	1,708,125
Public Bank Bhd.	6,038,700	5,262,072
QL Resources Bhd.	457,600	612,815
Ranhill Utilities Bhd.(2)	988,215	281,800
RGB International Bhd.(2)	3,492,500	308,121
RHB Bank Bhd.	1,586,751	1,852,232
Sam Engineering & Equipment M Bhd.	50,800	64,313
Sarawak Oil Palms Bhd.	168,750	103,688
Sarawak Plantation Bhd.	45,200	20,810
Scientex Bhd.	294,700	274,173
SEG International Bhd.	12,300	1,646

Shin Yang Group Bhd.	489,500	72,258
Sime Darby Bhd.	1,739,500	1,028,389
Sime Darby Plantation Bhd.	1,261,457	1,139,657
Sime Darby Property Bhd.	4,858,900	1,284,060
SKP Resources Bhd.	118,000	27,389
Solarvest Holdings Bhd.(1)	124,300	42,599
SP Setia Bhd. Group(2)	1,797,600	555,546
Sunway Bhd.(2)	582,348	433,458
Sunway Construction Group Bhd.	55,900	37,405
Supermax Corp. Bhd.(2)	2,913,322	548,048
Syarikat Takaful Malaysia Keluarga Bhd.	79,874	64,187
Ta Ann Holdings Bhd.	165,600	139,545
TASCO Bhd.	91,000	16,605
TDM Bhd.	278,600	12,694
Telekom Malaysia Bhd.	1,490,900	1,969,768
Tenaga Nasional Bhd.(2)	2,088,100	5,787,244
TH Plantations Bhd.	360,200	47,827
Thong Guan Industries Bhd.	44,400	19,729
TIME dotCom Bhd.(2)	1,076,300	1,208,278
Tiong NAM Logistics Holdings Bhd.(1)	95,600	15,829
Top Glove Corp. Bhd.(1)(2)	2,797,100	624,793
Tropicana Corp. Bhd.(1)	20,482	6,403
TSH Resources Bhd.	975,400	217,546
Uchi Technologies Bhd.	42,900	36,393
UEM Sunrise Bhd.(2)	1,481,300	366,492
Unisem M Bhd.	234,800	205,204
United Plantations Bhd.	174,200	930,927
UOA Development Bhd.	1,700	708
UWC Bhd.(1)	95,100	65,151
Velesto Energy Bhd.(2)	11,508,300	649,149
ViTrox Corp. Bhd.	6,000	9,677
VS Industry Bhd.(2)	949,200	214,087
Wasco Bhd.(1)	136,000	43,393
WCE Holdings Bhd.(1)	369,000	65,447
WCT Holdings Bhd.	741,500	92,449
Westports Holdings Bhd.(2)	222,600	191,478
Yinson Holdings Bhd.(2)	1,526,400	752,725
YTL Corp. Bhd.	1,567,413	1,200,105
YTL Power International Bhd.(2)	3,591,400	3,764,314
		94,207,947
Mexico — 2.8%
Alfa SAB de CV, Class A	5,347,948	3,719,435
Alpek SAB de CV(1)(2)	35,137	30,215
Alsea SAB de CV	542,922	2,151,976
America Movil SAB de CV, ADR	722,120	13,388,105
Arca Continental SAB de CV	103,865	1,064,759
Banco del Bajio SA	1,654,449	5,728,870
Becle SAB de CV(2)	38,227	70,341
Bolsa Mexicana de Valores SAB de CV	272,849	495,958
Cemex SAB de CV, ADR(1)	842,210	6,341,841
Coca-Cola Femsa SAB de CV	561,722	5,245,917
Consorcio ARA SAB de CV	34,198	6,309
Controladora AXTEL SAB de CV(1)(2)	3,835,392	100,595
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	175,272	1,396,918
Corp. Inmobiliaria Vesta SAB de CV	959,199	3,349,126

El Puerto de Liverpool SAB de CV, Class C1	7,605	57,823
Fomento Economico Mexicano SAB de CV, ADR	85,441	9,793,247
GCC SAB de CV	136,407	1,491,782
Genomma Lab Internacional SAB de CV, Class B	2,729,551	2,849,164
Gentera SAB de CV	3,295,347	5,090,681
Gruma SAB de CV, B Shares	313,175	6,097,190
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	65,749	5,378,926
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	32,712	6,171,446
Grupo Aeroportuario del Sureste SAB de CV, ADR	16,941	5,685,230
Grupo Bimbo SAB de CV, Series A	328,580	1,235,576
Grupo Carso SAB de CV, Series A1	199,071	1,535,639
Grupo Comercial Chedraui SA de CV	324,576	2,400,292
Grupo Financiero Banorte SAB de CV, Class O	2,599,526	24,693,697
Grupo Financiero Inbursa SAB de CV, Class O(1)	2,281,550	6,105,111
Grupo GICSA SAB de CV(1)(2)	21,090	2,735
Grupo Industrial Saltillo SAB de CV	26,514	32,192
Grupo Mexico SAB de CV, Series B	1,775,748	10,956,019
Grupo Rotoplas SAB de CV	4,855	8,298
Grupo Televisa SAB, ADR(2)	713,003	2,374,300
Grupo Traxion SAB de CV(1)(2)	46,014	81,090
Hoteles City Express SAB de CV(1)	9,494	2,345
Industrias Penoles SAB de CV(1)	210,837	3,326,991
Kimberly-Clark de Mexico SAB de CV, A Shares	1,261,066	2,651,981
La Comer SAB de CV	189,202	417,289
Megacable Holdings SAB de CV	896,857	2,833,321
Nemak SAB de CV(1)	3,247,563	627,826
Ollamani SAB(1)(2)	166,005	430,998
Operadora De Sites Mexicanos SAB de CV	244,697	253,545
Orbia Advance Corp. SAB de CV	1,144,134	1,875,364
Promotora y Operadora de Infraestructura SAB de CV	214,083	2,351,109
Qualitas Controladora SAB de CV	116,279	1,492,269
Regional SAB de CV	197,855	1,714,009
Wal-Mart de Mexico SAB de CV	1,369,479	5,145,686
		158,253,536
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	499,638	8,943,520
Credicorp Ltd.	49,927	8,253,932
Intercorp Financial Services, Inc.	26,506	637,999
Southern Copper Corp.	40,715	4,830,021
		22,665,472
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	1,513,290	905,763
Aboitiz Power Corp.	28,900	16,847
ACEN Corp.	1,217,840	99,949
Alliance Global Group, Inc.	1,108,600	175,589
Ayala Corp.	183,970	1,873,150
Ayala Land, Inc.	2,499,700	1,124,118
AyalaLand Logistics Holdings Corp.(1)	28,000	937
Bank of the Philippine Islands	1,359,541	2,793,481
BDO Unibank, Inc.	1,845,218	4,101,665
Cebu Air, Inc.(1)	19,350	8,631
Century Pacific Food, Inc.	592,700	379,530
Converge Information & Communications Technology Solutions, Inc.(1)	1,635,900	301,615
Cosco Capital, Inc.	227,200	17,874
DigiPlus Interactive Corp.	1,363,800	326,342

DITO CME Holdings Corp.(1)	425,200	15,263
DMCI Holdings, Inc.	8,262,200	1,681,846
East West Banking Corp.	65,600	10,177
Filinvest Land, Inc.	519,000	5,766
Ginebra San Miguel, Inc.	7,600	27,178
Global Ferronickel Holdings, Inc.(1)	757,000	25,328
Globe Telecom, Inc.	20,439	688,463
GT Capital Holdings, Inc.	172,320	1,772,540
International Container Terminal Services, Inc.	621,180	3,630,052
JG Summit Holdings, Inc.	1,775,524	940,857
Jollibee Foods Corp.	501,740	1,858,149
LT Group, Inc.	183,600	32,896
Manila Electric Co.	99,360	623,211
Manila Water Co., Inc.	433,300	205,664
Max's Group, Inc.	15,000	788
Megaworld Corp.	3,778,800	116,291
Metropolitan Bank & Trust Co.	3,029,100	3,215,426
Monde Nissin Corp.	1,220,500	234,247
Nickel Asia Corp.	1,572,800	108,932
Petron Corp.	137,700	6,968
PLDT, Inc., ADR(2)	81,250	2,051,563
Puregold Price Club, Inc.	639,500	275,509
Robinsons Land Corp.	1,384,600	384,896
Robinsons Retail Holdings, Inc.	128,010	85,514
Security Bank Corp.	725,710	913,774
Semirara Mining & Power Corp.	1,182,400	685,756
Shell Pilipinas Corp.(1)	7,000	1,269
SM Investments Corp.	66,405	988,184
SM Prime Holdings, Inc.	3,862,300	1,781,085
Universal Robina Corp.	615,350	1,124,406
Vista Land & Lifescapes, Inc.	266,100	6,959
Wilcon Depot, Inc.	1,800	615
		35,625,063
Poland — 1.2%
Alior Bank SA	225,276	5,472,930
Allegro.eu SA(1)	237,196	2,282,460
AmRest Holdings SE(1)	9,743	63,566
Asseco Poland SA	7,498	157,583
Bank Handlowy w Warszawie SA(1)	4,133	112,740
Bank Millennium SA(1)	1,014,442	2,314,139
Bank Polska Kasa Opieki SA	156,725	6,383,433
Budimex SA	11,940	2,268,394
CCC SA(1)(2)	69,533	2,365,106
CD Projekt SA(2)	62,060	2,056,832
Cyfrowy Polsat SA(1)(2)	54,560	173,581
Dino Polska SA(1)	37,752	3,761,931
Enea SA(1)	123,864	322,919
Eurocash SA	42,741	145,831
Grenevia SA(1)	28,812	18,316
Grupa Azoty SA(1)(2)	33,832	190,643
Grupa Kety SA	8,031	1,764,462
Jastrzebska Spolka Weglowa SA(1)(2)	215,331	1,559,835
KGHM Polska Miedz SA	95,108	3,695,226
KRUK SA	17,046	1,979,819
LPP SA	936	4,134,098

Lubelski Wegiel Bogdanka SA	857	6,712
mBank SA(1)	8,835	1,410,579
Orange Polska SA	1,378,508	2,875,614
ORLEN SA	409,801	6,638,159
Pepco Group NV(1)	73,924	458,702
PGE Polska Grupa Energetyczna SA(1)	201,566	348,189
Powszechna Kasa Oszczednosci Bank Polski SA	254,582	3,857,520
Powszechny Zaklad Ubezpieczen SA	287,574	3,659,959
Santander Bank Polska SA	23,011	2,967,025
Tauron Polska Energia SA(1)	563,566	580,313
TEN Square Games SA(2)	1,102	24,956
Text SA	14,174	302,830
Warsaw Stock Exchange	5,163	59,412
XTB SA	73,380	1,242,369
		65,656,183
Russia(3) — 0.0%
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
GMK Norilskiy Nickel PAO	749,200	8
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(1)	9	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(1)	275	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	1,592
X5 Retail Group NV, GDR(1)	13,628	1
		1,629
Singapore — 0.0%
China Everbright Water Ltd.(2)	138,500	25,082
Sunpower Group Ltd.(1)	104,600	19,813
		44,895
South Africa — 3.2%
Absa Group Ltd.	758,595	6,046,151
Adcock Ingram Holdings Ltd.	1,014	3,084
Advtech Ltd.	35,578	49,021
AECI Ltd.	159,981	820,230
African Rainbow Minerals Ltd.(2)	226,722	2,744,933
Afrimat Ltd.	18,266	68,726
Alexander Forbes Group Holdings Ltd.	85,796	29,409
Anglo American Platinum Ltd.(2)	19,110	626,894
Anglogold Ashanti PLC	67,336	1,615,973
Anglogold Ashanti PLC (New York)	466,117	11,275,370
ArcelorMittal South Africa Ltd.(1)	60,938	3,510

Aspen Pharmacare Holdings Ltd.(2)	359,009	4,455,978
Astral Foods Ltd.(1)	29,039	216,349
AVI Ltd.	522,849	2,369,419
Barloworld Ltd.	506,314	2,423,597
Bid Corp. Ltd.	125,322	2,779,184
Bidvest Group Ltd.	193,924	2,535,417
Brait PLC(1)	36,591	2,232
Capitec Bank Holdings Ltd.	27,637	3,136,487
Cashbuild Ltd.	1,658	12,750
City Lodge Hotels Ltd.	91,493	20,134
Clicks Group Ltd.	161,208	2,530,285
Coronation Fund Managers Ltd.	189,969	352,198
DataTec Ltd.	30,130	59,998
Dis-Chem Pharmacies Ltd.	90,473	149,946
Discovery Ltd.	320,879	1,875,977
DRDGOLD Ltd.	44,260	37,533
Exxaro Resources Ltd.	275,056	2,664,691
Famous Brands Ltd.	3,093	8,213
FirstRand Ltd.	2,436,090	8,451,605
Foschini Group Ltd.	502,842	2,544,341
Gold Fields Ltd., ADR	721,357	11,361,373
Grindrod Ltd.	322,753	231,934
Harmony Gold Mining Co. Ltd., ADR	857,548	7,803,687
Impala Platinum Holdings Ltd.	878,280	4,524,328
Investec Ltd.	121,277	792,918
KAL Group Ltd.	1,532	3,886
KAP Ltd.(1)	1,542,797	207,865
Kumba Iron Ore Ltd.(2)	48,711	1,276,991
Life Healthcare Group Holdings Ltd.	1,085,045	638,826
Metair Investments Ltd.(1)	41,971	24,618
Momentum Metropolitan Holdings	3,111,468	3,537,986
Motus Holdings Ltd.	144,967	665,843
Mr Price Group Ltd.	272,451	2,580,336
MTN Group Ltd.	1,085,607	4,763,489
MultiChoice Group(1)	480,146	2,873,852
Naspers Ltd., N Shares	52,036	10,315,254
Nedbank Group Ltd.(2)	466,129	5,658,480
NEPI Rockcastle NV(1)	585,728	4,066,659
Netcare Ltd.	963,852	580,771
Ninety One Ltd.	121,239	255,774
Northam Platinum Holdings Ltd.	623,781	4,310,015
Oceana Group Ltd.	2,532	9,879
Old Mutual Ltd.	7,460,600	4,217,915
Omnia Holdings Ltd.	412,559	1,234,132
OUTsurance Group Ltd.	604,745	1,285,805
Pepkor Holdings Ltd.	96,835	88,026
Pick n Pay Stores Ltd.(2)	267,425	354,200
PPC Ltd.(1)	754,515	134,948
PSG Financial Services Ltd.	120,987	104,336
Raubex Group Ltd.	14,747	28,076
Reinet Investments SCA	133,983	3,385,418
Remgro Ltd.	480,887	3,104,734
Reunert Ltd.	50,821	185,676
RFG Holdings Ltd.	19,543	14,587
RMB Holdings Ltd.	124,786	2,540

Sanlam Ltd.	827,826	3,123,558
Santam Ltd.	13,694	218,311
Sappi Ltd.	1,382,418	3,974,337
Sasol Ltd., ADR(2)	437,622	2,984,582
Shoprite Holdings Ltd.	305,092	4,056,403
Sibanye Stillwater Ltd., ADR(2)	899,966	4,562,828
SPAR Group Ltd.(1)(2)	232,628	1,289,067
Standard Bank Group Ltd.	683,842	6,532,767
Super Group Ltd.	189	274
Telkom SA SOC Ltd.(1)	952,312	1,210,158
Thungela Resources Ltd.	393,269	2,824,995
Tiger Brands Ltd.	152,504	1,579,371
Transaction Capital Ltd.(1)	27,574	3,654
Truworths International Ltd.	683,087	2,776,285
Tsogo Sun Ltd.	11,283	6,365
Vodacom Group Ltd.	388,026	1,913,871
We Buy Cars Pty. Ltd.(1)	9,010	11,459
Wilson Bayly Holmes-Ovcon Ltd.	11,576	93,544
Woolworths Holdings Ltd.	535,199	1,546,732
Zeda Ltd.(1)	232,331	145,869
Zeder Investments Ltd.	120,266	11,343
		179,400,565
South Korea — 13.2%
ABLBio, Inc.(1)	23,584	387,956
Able C&C Co. Ltd.	610	4,850
Advanced Process Systems Corp.	4,807	93,653
Aekyung Chemical Co. Ltd.	36,696	342,464
Aekyung Industrial Co. Ltd.	4,757	87,052
Agabang&Company(1)	50,751	208,845
Ahnlab, Inc.	1,317	60,472
Alteogen, Inc.(1)	3,978	536,305
Amorepacific Corp.	7,609	1,068,828
AMOREPACIFIC Group	21,110	584,710
Ananti, Inc.(1)	156,492	679,575
Aprogen Biologics(1)	56,334	48,784
Aprogen, Inc.(1)	19,477	16,739
Asiana Airlines, Inc.(1)	62,870	496,152
BGF Co. Ltd.	12,496	32,357
BGF retail Co. Ltd.	12,972	1,093,125
BH Co. Ltd.	33,647	646,022
Binex Co. Ltd.(1)	11,370	101,510
Binggrae Co. Ltd.	3,060	188,716
Bioneer Corp.(1)	5,617	129,845
BNK Financial Group, Inc.	441,262	2,702,722
Boditech Med, Inc.	886	11,294
Boryung	22,949	170,705
Bukwang Pharmaceutical Co. Ltd.(1)	14,110	58,449
Byucksan Corp.	60,494	88,991
Caregen Co. Ltd.	7,410	115,139
Celltrion Pharm, Inc.(1)	3,030	196,084
Celltrion, Inc.	39,359	5,024,230
Chabiotech Co. Ltd.(1)	14,068	173,031
Cheil Worldwide, Inc.	67,994	919,363
Chong Kun Dang Pharmaceutical Corp.	18,435	1,396,046
Chongkundang Holdings Corp.	112	4,579

Chunbo Co. Ltd.(1)	124	6,609
CJ CGV Co. Ltd.(1)	116,241	478,611
CJ CheilJedang Corp.	8,263	2,092,452
CJ Corp.	19,273	1,930,748
CJ ENM Co. Ltd.(1)	25,228	1,631,090
CJ Logistics Corp.	15,396	1,155,587
Classys, Inc.	16,076	575,075
Com2uSCorp	6,964	203,058
Connectwave Co. Ltd.(1)	410	5,311
Cosmax, Inc.	18,504	2,279,889
CosmoAM&T Co. Ltd.(1)	5,349	604,702
Coway Co. Ltd.	64,234	2,630,519
COWELL FASHION Co. Ltd.	13,544	27,833
CrystalGenomics Invites Co. Ltd.(1)	11,842	20,874
CS Wind Corp.	7,100	272,187
Cuckoo Holdings Co. Ltd.	2,944	45,602
Cuckoo Homesys Co. Ltd.	4,724	71,916
Daeduck Electronics Co. Ltd.	57,273	965,262
Daehan Flour Mill Co. Ltd.	490	47,887
Daesang Corp.	27,654	471,361
Daesung Holdings Co. Ltd.	377	2,389
Daewon Pharmaceutical Co. Ltd.	2,047	21,513
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	594,805
Daewoong Co. Ltd.	7,316	86,574
Daewoong Pharmaceutical Co. Ltd.	1,900	147,021
Daishin Securities Co. Ltd.	40,340	440,409
Daol Investment & Securities Co. Ltd.	111,644	272,276
Daou Data Corp.	30,424	254,225
Daou Technology, Inc.	21,639	308,867
DB Financial Investment Co. Ltd.	13,706	40,906
DB HiTek Co. Ltd.	48,361	1,424,212
DB Insurance Co. Ltd.	80,917	6,064,522
Dentium Co. Ltd.	9,297	756,953
DGB Financial Group, Inc.	359,551	2,143,955
DI Dong Il Corp.	26,697	484,216
DIO Corp.(1)	879	12,359
DL E&C Co. Ltd.	62,598	1,541,588
DL Holdings Co. Ltd.	25,013	1,004,616
DN Automotive Corp.	3,136	180,871
Dong-A Socio Holdings Co. Ltd.	1,514	110,535
Dong-A ST Co. Ltd.	2,800	122,799
Dongjin Semichem Co. Ltd.	61,902	1,885,113
DongKook Pharmaceutical Co. Ltd.	12,641	176,144
Dongkuk CM Co. Ltd.	30,636	153,685
Dongkuk Holdings Co. Ltd.	16,318	96,365
Dongkuk Steel Mill Co. Ltd.	75,378	571,505
Dongsuh Cos., Inc.	5,808	78,782
Dongwha Pharm Co. Ltd.	4,407	26,344
Dongwon Development Co. Ltd.	10,306	20,588
Dongwon F&B Co. Ltd.	3,530	101,558
Dongwon Industries Co. Ltd.	9,884	249,455
Dongwon Systems Corp.	5,098	163,291
Doosan Bobcat, Inc.	44,775	1,872,293
Doosan Co. Ltd.	327	48,746
Doosan Enerbility Co. Ltd.(1)	344,518	5,195,141

Doosan Tesna, Inc.	13,196	414,744
DoubleUGames Co. Ltd.	8,785	281,004
Douzone Bizon Co. Ltd.	16,898	752,831
Dreamtech Co. Ltd.	15,774	103,149
Duk San Neolux Co. Ltd.(1)	6,317	207,226
Easy Bio, Inc.	465	1,438
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	11,592	114,639
Ecopro BM Co. Ltd.(1)	15,227	2,126,417
Ecopro Co. Ltd.(1)	20,025	1,375,440
Ecopro HN Co. Ltd.	18,969	896,132
E-MART, Inc.	22,005	977,325
Eo Technics Co. Ltd.	5,036	717,646
Eugene Corp.	22,122	54,748
Eugene Investment & Securities Co. Ltd.	151,070	452,081
Eugene Technology Co. Ltd.	5,418	199,674
F&F Co. Ltd.	18,035	875,040
Fila Holdings Corp.	68,091	1,942,352
Foosung Co. Ltd.(1)	7,436	40,588
Genexine, Inc.(1)	1,908	9,814
GOLFZON Co. Ltd.	7,448	393,054
Gradiant Corp.	19,296	209,034
Grand Korea Leisure Co. Ltd.	52,390	510,901
Green Cross Corp.	2,501	208,117
Green Cross Holdings Corp.	2,440	24,637
GS Engineering & Construction Corp.(1)	101,416	1,099,988
GS Holdings Corp.	70,703	2,232,199
GS Retail Co. Ltd.	79,669	1,144,243
HAESUNG DS Co. Ltd.	19,421	650,099
Han Kuk Carbon Co. Ltd.	7,474	58,504
Hana Financial Group, Inc.	399,806	17,853,575
Hana Materials, Inc.	7,352	267,016
Hana Micron, Inc.	50,342	773,824
Hana Tour Service, Inc.	16,141	668,106
Handsome Co. Ltd.	13,246	171,740
Hanil Cement Co. Ltd.	4,810	48,285
Hanjin Kal Corp.	674	31,114
Hanjin Transportation Co. Ltd.	3,382	47,254
Hankook & Co. Co. Ltd.	3,397	36,976
Hankook Shell Oil Co. Ltd.	114	24,281
Hankook Tire & Technology Co. Ltd.	101,831	3,226,699
Hanmi Pharm Co. Ltd.	4,785	981,365
Hanmi Semiconductor Co. Ltd.	28,867	3,397,836
Hanon Systems	146,324	530,227
Hansae Co. Ltd.	42,094	721,882
Hansol Chemical Co. Ltd.	10,091	1,386,342
Hansol Paper Co. Ltd.	4,250	33,859
Hansol Technics Co. Ltd.	26,009	108,205
Hanssem Co. Ltd.	10,649	448,476
Hanwha Aerospace Co. Ltd.	53,871	8,034,520
Hanwha Corp.	72,340	1,420,436
Hanwha Corp., Preference Shares	3,473	37,548
Hanwha Engine(1)	62,877	569,728
Hanwha Galleria Corp.(1)	91,724	87,726
Hanwha General Insurance Co. Ltd.	174,017	610,042

Hanwha Investment & Securities Co. Ltd.(1)	264,210	622,276
Hanwha Life Insurance Co. Ltd.	1,048,001	2,129,577
Hanwha Ocean Co. Ltd.(1)	26,270	565,203
Hanwha Solutions Corp.	111,191	2,552,765
Hanwha Systems Co. Ltd.	19,233	243,500
Harim Holdings Co. Ltd.	117,914	529,253
HD Hyundai Co. Ltd.	71,144	3,545,514
HD Hyundai Construction Equipment Co. Ltd.	13,594	562,157
HD Hyundai Electric Co. Ltd.	27,427	5,957,288
HD Hyundai Energy Solutions Co. Ltd.(1)	3,807	98,896
HD Hyundai Heavy Industries Co. Ltd.(1)	8,331	777,590
HD Hyundai Infracore Co. Ltd.(1)	152,233	917,844
HD HYUNDAI MIPO(1)	25,424	1,333,023
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	54,332	5,133,427
HDC Holdings Co. Ltd.	3,073	17,677
HDC Hyundai Development Co-Engineering & Construction, E Shares	61,489	780,341
Helixmith Co. Ltd.(1)	2,352	6,841
Hite Jinro Co. Ltd.	35,711	519,673
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	36,401
HL Holdings Corp.	3,576	88,659
HL Mando Co. Ltd.	72,000	2,266,465
HLB, Inc.(1)	20,177	895,223
HMM Co. Ltd.	311,936	4,077,072
Hotel Shilla Co. Ltd.	35,230	1,455,076
HPSP Co. Ltd.	19,540	605,116
HS Industries Co. Ltd.	11,046	33,839
Hugel, Inc.(1)	9,548	1,318,972
Humasis Co. Ltd.(1)	255,300	332,816
Humax Co. Ltd.(1)	14,003	22,825
Humedix Co. Ltd.	11,189	288,716
Huons Co. Ltd.	1,038	23,431
Huons Global Co. Ltd.	1,022	16,599
Hwa Shin Co. Ltd.	35,568	269,484
Hwaseung Enterprise Co. Ltd.	6,727	45,524
HYBE Co. Ltd.	7,173	1,040,817
Hyosung Advanced Materials Corp.	4,922	1,321,537
Hyosung Chemical Corp.(1)	1,063	49,340
Hyosung Corp.	6,498	281,388
Hyosung Heavy Industries Corp.	9,492	3,034,806
Hyosung TNC Corp.	5,129	1,496,817
Hyundai Autoever Corp.	926	99,259
HYUNDAI Corp.	26,090	376,611
Hyundai Department Store Co. Ltd.	23,480	844,958
Hyundai Elevator Co. Ltd.	6,614	192,473
Hyundai Engineering & Construction Co. Ltd.	70,110	1,682,337
Hyundai GF Holdings	49,119	162,806
Hyundai Glovis Co. Ltd.	23,063	3,001,766
Hyundai Home Shopping Network Corp.	4,124	156,283
Hyundai Marine & Fire Insurance Co. Ltd.	111,342	2,640,307
Hyundai Mobis Co. Ltd.	45,218	7,050,159
Hyundai Motor Co.	136,134	24,981,107
Hyundai Rotem Co. Ltd.	73,554	1,915,736
Hyundai Steel Co.	111,626	2,397,449
Hyundai Wia Corp.	47,189	1,903,516
ICD Co. Ltd.(1)	6,931	47,374

Il Dong Pharmaceutical Co. Ltd.(1)	137	1,353
Ilyang Pharmaceutical Co. Ltd.	8,045	76,440
iMarketKorea, Inc.	10,401	65,379
Industrial Bank of Korea	339,208	3,376,196
Innocean Worldwide, Inc.	20,102	316,546
Innox Advanced Materials Co. Ltd.	13,820	331,775
Insun ENT Co. Ltd.(1)	15,244	77,118
Interflex Co. Ltd.(1)	344	3,911
INTOPS Co. Ltd.	26,498	451,302
IS Dongseo Co. Ltd.	32,042	591,899
ISC Co. Ltd.	7,370	407,753
i-SENS, Inc.	13,749	175,328
ISU Chemical Co. Ltd.(1)	11,199	89,179
ISU Specialty Chemical(1)	13,735	491,340
JB Financial Group Co. Ltd.	230,167	2,428,763
Jeio Co. Ltd.(1)	10,800	176,248
Jeisys Medical, Inc.(1)	62,694	536,603
Jeju Air Co. Ltd.(1)	49,652	388,964
Jin Air Co. Ltd.(1)	25,884	239,019
Jusung Engineering Co. Ltd.	83,461	1,985,794
JW Holdings Corp.	1	2
JW Pharmaceutical Corp.	22,912	476,050
JYP Entertainment Corp.	25,897	1,095,096
K Car Co. Ltd.	27,462	275,517
Kakao Corp.	63,053	1,986,721
Kakao Games Corp.(1)	4,032	62,523
KakaoBank Corp.	60,587	979,728
Kakaopay Corp.(1)	3,910	88,083
Kangwon Land, Inc.	144,678	1,560,549
KB Financial Group, Inc., ADR	386,496	22,238,980
KC Co. Ltd.	5,885	90,513
KC Tech Co. Ltd.	6,554	178,183
KCC Corp.	8,825	1,880,039
KCC Glass Corp.	11,053	322,852
KEPCO Engineering & Construction Co., Inc.	4,596	232,945
KEPCO Plant Service & Engineering Co. Ltd.	45,690	1,230,547
KG Chemical Corp.	61,396	224,158
KG Dongbusteel	92,657	462,815
KG Eco Solution Co. Ltd.	45,736	260,361
Kginicis Co. Ltd.	19,665	159,197
KH Vatec Co. Ltd.	9,846	105,240
Kia Corp.	271,326	23,159,367
KISCO Corp.	31,262	238,444
KISWIRE Ltd.	2,131	34,129
KIWOOM Securities Co. Ltd.	26,098	2,531,196
Koentec Co. Ltd.	3,932	19,498
Koh Young Technology, Inc.	10,793	106,903
Kolmar BNH Co. Ltd.	10,254	117,604
Kolmar Holdings Co. Ltd.	3,160	21,831
Kolon Corp.	1,460	17,058
Kolon Industries, Inc.	27,762	846,410
KoMiCo Ltd.	6,296	392,566
KONA I Co. Ltd.	20	242
Korea Aerospace Industries Ltd.	83,204	3,121,194
Korea Circuit Co. Ltd.(1)	10,726	119,409

Korea Electric Power Corp., ADR(1)	309,916	2,237,594
Korea Electric Terminal Co. Ltd.	7,818	393,075
Korea Gas Corp.(1)	28,272	610,912
Korea Investment Holdings Co. Ltd.	57,979	2,734,634
Korea Line Corp.(1)	363,652	655,510
Korea Petrochemical Ind Co. Ltd.	2,947	323,320
Korea Real Estate Investment & Trust Co. Ltd.	68,819	50,299
Korea United Pharm, Inc.	5,778	99,706
Korea Zinc Co. Ltd.	6,016	2,296,086
Korean Air Lines Co. Ltd.	218,618	3,298,812
Korean Reinsurance Co.	229,606	1,343,783
Krafton, Inc.(1)	17,221	3,111,926
KT Corp.	92,055	2,457,828
KT Skylife Co. Ltd.	12,012	46,634
Kum Yang Co. Ltd.(1)	34,644	2,109,034
Kumho Petrochemical Co. Ltd.	26,218	2,801,028
Kumho Tire Co., Inc.(1)	231,247	1,197,034
KUMHOE&C Co. Ltd.(1)	253	719
Kyung Dong Navien Co. Ltd.	10,599	401,962
L&F Co. Ltd.(1)	3,514	399,476
Lake Materials Co. Ltd.(1)	43,117	612,257
LB Semicon, Inc.(1)	21,320	104,459
LEENO Industrial, Inc.	3,651	707,549
LF Corp.	10,203	111,136
LG Chem Ltd.	18,102	4,626,475
LG Corp.	60,191	3,541,617
LG Display Co. Ltd., ADR(1)	908,590	3,189,151
LG Electronics, Inc.	119,091	9,058,515
LG Energy Solution Ltd.(1)	6,644	1,600,371
LG H&H Co. Ltd.	13,453	4,069,500
LG HelloVision Co. Ltd.	6,071	13,504
LG Innotek Co. Ltd.	9,258	1,660,904
LG Uplus Corp.	353,827	2,470,989
LIG Nex1 Co. Ltd.	23,838	2,774,342
LigaChem Biosciences, Inc.(1)	2,616	121,312
Lock&Lock Co. Ltd.	9	57
Lotte Chemical Corp.	12,683	1,039,482
Lotte Chilsung Beverage Co. Ltd.	6,106	569,744
Lotte Corp.	1,759	33,330
Lotte Energy Materials Corp.	6,363	221,271
LOTTE Fine Chemical Co. Ltd.	21,210	737,699
LOTTE Himart Co. Ltd.	1,460	9,850
Lotte Innovate	2,619	51,765
Lotte Rental Co. Ltd.	22,974	463,369
Lotte Shopping Co. Ltd.	11,502	549,706
Lotte Wellfood Co. Ltd.	3,070	319,276
LS Corp.	34,638	4,273,254
LS Electric Co. Ltd.	22,062	3,418,998
LVMC Holdings(1)	185,101	355,213
LX Hausys Ltd.	4,181	126,417
LX Holdings Corp.	36,891	183,778
LX International Corp.	77,093	1,750,929
LX Semicon Co. Ltd.	14,387	742,949
Maeil Dairies Co. Ltd.	2,084	64,118
Mcnex Co. Ltd.	13,810	222,787

Medytox, Inc.	2,082	197,279
MegaStudyEdu Co. Ltd.	16,318	711,824
Meritz Financial Group, Inc.	134,999	7,480,511
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	83,355
Mirae Asset Securities Co. Ltd.	396,034	2,070,184
Miwon Commercial Co. Ltd.	112	16,284
MNTech Co. Ltd.(1)	37,166	364,133
Myoung Shin Industrial Co. Ltd.	59,478	639,762
Namhae Chemical Corp.	21,065	106,653
Namsun Aluminum Co. Ltd.(1)	7,959	10,561
NAVER Corp.	49,239	6,095,738
NCSoft Corp.	6,901	952,935
Neowiz	26,970	397,307
NEPES Corp.(1)	8,242	102,933
Netmarble Corp.(1)	1,805	78,870
Nexen Tire Corp.	36,014	215,520
NEXTIN, Inc.	3,774	180,919
NH Investment & Securities Co. Ltd.	245,765	2,182,741
NHN Corp.	11,622	184,362
NHN KCP Corp.	25,127	178,366
NICE Holdings Co. Ltd.	8,854	69,568
NICE Information Service Co. Ltd.	22,716	181,171
NongShim Co. Ltd.	3,614	1,201,810
OCI Co. Ltd.	150	10,532
OCI Holdings Co. Ltd.	28,813	2,027,985
OptoElectronics Solutions Co. Ltd.	901	7,624
Orion Corp.	16,428	1,086,907
Orion Holdings Corp.	20,907	225,217
Oscotec, Inc.(1)	202	4,478
Ottogi Corp.	1,555	512,193
Pan Ocean Co. Ltd.	454,442	1,417,845
Paradise Co. Ltd.	71,708	743,305
Park Systems Corp.	2,100	275,482
Partron Co. Ltd.	52,572	291,891
People & Technology, Inc.(1)	8,651	417,512
PharmaResearch Co. Ltd.	3,885	409,502
Pharmicell Co. Ltd.(1)	14,652	63,378
PI Advanced Materials Co. Ltd.(1)	17,959	364,363
Pond Group Co. Ltd.(1)	7,801	31,713
Poongsan Corp.	37,843	1,689,644
Posco DX Co. Ltd.	49,364	1,270,077
POSCO Future M Co. Ltd.	6,950	1,270,379
POSCO Holdings, Inc., ADR	272,867	18,393,964
Posco International Corp.	89,443	2,801,935
Posco M-Tech Co. Ltd.	20,953	308,722
PSK, Inc.	30,279	695,475
Pulmuone Co. Ltd.	3,081	33,207
S&S Tech Corp.	6,600	190,147
S-1 Corp.	6,776	311,122
Sam Chun Dang Pharm Co. Ltd.(1)	1,941	168,026
Sam Young Electronics Co. Ltd.	3,086	21,495
Samchully Co. Ltd.	2,600	168,403
Samjin Pharmaceutical Co. Ltd.	1,819	25,187
Samsung Biologics Co. Ltd.(1)	3,088	1,629,061
Samsung C&T Corp.	36,716	3,593,357

Samsung Card Co. Ltd.	2,438	71,599
Samsung E&A Co. Ltd.(1)	177,925	3,013,513
Samsung Electro-Mechanics Co. Ltd.	39,800	4,470,258
Samsung Electronics Co. Ltd., GDR	99,290	134,533,135
Samsung Fire & Marine Insurance Co. Ltd.	50,011	12,625,522
Samsung Heavy Industries Co. Ltd.(1)	856,149	5,705,999
Samsung Life Insurance Co. Ltd.	87,011	5,316,550
Samsung SDI Co. Ltd.	23,203	6,339,395
Samsung SDS Co. Ltd.	14,094	1,563,554
Samsung Securities Co. Ltd.	109,846	2,875,226
Samwha Capacitor Co. Ltd.	1,445	45,783
Samyang Corp.	1,845	67,233
Samyang Foods Co. Ltd.	9,001	3,449,286
Samyang Holdings Corp.	1,825	92,045
Sang-A Frontec Co. Ltd.	2,323	47,392
Sangsangin Co. Ltd.(1)	36,362	83,542
SD Biosensor, Inc.(1)	41,043	298,418
SeAH Besteel Holdings Corp.	31,996	528,213
SeAH Steel Corp.	2,776	257,881
SeAH Steel Holdings Corp.	2,262	345,888
Sebang Co. Ltd.	11,290	98,183
Sebang Global Battery Co. Ltd.	10,317	767,083
Seegene, Inc.	43,195	661,202
Sejong Telecom, Inc.	1,768	770
Seobu T&D	25,452	130,434
Seojin System Co. Ltd.(1)	17,366	412,693
Seoul Semiconductor Co. Ltd.	58,387	412,629
Seoyon E-Hwa Co. Ltd.	36,492	444,133
SFA Engineering Corp.	21,698	437,351
SFA Semicon Co. Ltd.(1)	55,863	219,308
SGC Energy Co. Ltd.	3,153	60,557
Shinhan Financial Group Co. Ltd., ADR(2)	503,454	17,318,818
Shinsegae International, Inc.	15,239	192,717
Shinsegae, Inc.	13,338	1,574,342
Shinsung E&G Co. Ltd.(1)	13,081	20,224
Shinyoung Securities Co. Ltd.	714	37,598
SillaJen, Inc.(1)	626	1,817
SIMMTECH Co. Ltd.	30,515	745,346
SK Biopharmaceuticals Co. Ltd.(1)	9,322	577,031
SK Bioscience Co. Ltd.(1)	5,111	191,330
SK Chemicals Co. Ltd.	9,368	360,766
SK D&D Co. Ltd.	9,999	82,499
SK Discovery Co. Ltd.	10,946	349,594
SK Eternix Co. Ltd.(1)	14,966	284,284
SK Gas Ltd.	1,437	185,529
SK Hynix, Inc.	428,367	59,023,936
SK IE Technology Co. Ltd.(1)	6,095	191,106
SK Innovation Co. Ltd.(1)	36,752	2,671,505
SK Networks Co. Ltd.	388,716	1,423,150
SK oceanplant Co. Ltd.(1)	13,874	151,416
SK Securities Co. Ltd.	281,197	116,010
SK Telecom Co. Ltd., ADR(2)	32,002	661,801
SK, Inc.	39,442	5,037,732
SKC Co. Ltd.(1)	5,450	551,970
SL Corp.	25,646	681,010

SM Entertainment Co. Ltd.	11,279	748,309
SNT Dynamics Co. Ltd.	14,099	195,343
SNT Motiv Co. Ltd.	17,298	573,048
S-Oil Corp.	59,735	2,957,241
Songwon Industrial Co. Ltd.	5,948	56,182
Soop Co. Ltd.	15,934	1,282,440
Soulbrain Co. Ltd.	4,075	975,019
Soulbrain Holdings Co. Ltd.	6,287	319,104
SPC Samlip Co. Ltd.	1,750	72,676
SPG Co. Ltd.	29,431	550,775
STIC Investments, Inc.	2,476	19,112
Studio Dragon Corp.(1)	19,692	641,842
Sun Kwang Co. Ltd.	716	8,941
Sung Kwang Bend Co. Ltd.	20,654	159,839
Sungwoo Hitech Co. Ltd.	139,343	840,841
Taekwang Industrial Co. Ltd.	111	51,837
Taewoong Co. Ltd.(1)	2,935	40,475
Taeyoung Engineering & Construction Co. Ltd.(1)	8,091	13,499
Taihan Electric Wire Co. Ltd.(1)	12,528	151,594
TES Co. Ltd.	10,262	165,071
TK Corp.	11,345	95,347
TKG Huchems Co. Ltd.	31,262	447,776
Tokai Carbon Korea Co. Ltd.	4,217	368,482
Tongyang Life Insurance Co. Ltd.	39,172	141,891
Tongyang, Inc.	2,830	1,823
Toptec Co. Ltd.	329	1,882
TSE Co. Ltd.(1)	1,752	72,993
Tway Air Co. Ltd.(1)	178,891	361,243
TY Holdings Co. Ltd.(1)	2,617	6,921
Unid Btplus Co. Ltd.(1)	3,490	13,458
Unid Co. Ltd.	9,626	768,953
Value Added Technology Co. Ltd.	4,998	96,360
Vieworks Co. Ltd.	968	19,761
VM, Inc.(1)	1,177	13,265
VT Co. Ltd.(1)	46,582	1,075,970
Webzen, Inc.	7,626	90,058
Wemade Co. Ltd.(1)	6,708	208,101
Whanin Pharmaceutical Co. Ltd.	148	1,548
Winix, Inc.	1,433	8,638
WiSoL Co. Ltd.	6,266	36,956
Won Tech Co. Ltd.	51,968	296,305
Wonik Holdings Co. Ltd.(1)	5,541	14,256
WONIK IPS Co. Ltd.(1)	7,578	194,499
Wonik Materials Co. Ltd.	745	19,241
Wonik QnC Corp.	13,043	318,598
Woongjin Thinkbig Co. Ltd.(1)	101,167	161,017
Woori Financial Group, Inc.	914,996	9,385,405
Woori Technology Investment Co. Ltd.(1)	66,766	421,730
W-Scope Chungju Plant Co. Ltd.(1)	3,992	102,322
Wysiwyg Studios Co. Ltd.(1)	39,005	56,906
Y G-1 Co. Ltd.	6	24
YG Entertainment, Inc.	15,363	485,950
Youlchon Chemical Co. Ltd.	3,021	76,048
Young Poong Corp.	334	87,260
Youngone Corp.	37,457	919,961

Youngone Holdings Co. Ltd.	8,232	518,516
Yuanta Securities Korea Co. Ltd.	56,886	112,545
Yuhan Corp.	13,052	652,063
Zinus, Inc.	13,083	147,614
		734,982,223
Taiwan — 20.6%
Abico Avy Co. Ltd.	38,060	46,541
Ability Enterprise Co. Ltd.(2)	502,000	910,351
AcBel Polytech, Inc.	96,482	112,318
Accton Technology Corp.	65,000	1,017,792
Acer Cyber Security, Inc.	6,000	32,156
Acer, Inc.(2)	2,353,000	3,859,964
ACES Electronic Co. Ltd.(2)	39,720	62,100
Acon Holding, Inc.(1)	277,000	87,459
Acter Group Corp. Ltd.	436,414	3,158,199
ADATA Technology Co. Ltd.	51,553	182,317
Advanced International Multitech Co. Ltd.(2)	176,000	463,910
Advanced Optoelectronic Technology, Inc.(1)	23,000	20,650
Advanced Power Electronics Corp.(2)	17,000	43,598
Advantech Co. Ltd.	71,710	785,113
AGV Products Corp.	183,000	68,729
Airtac International Group	4,185	132,418
Allied Supreme Corp.(2)	31,000	374,647
Alltek Technology Corp.	59,529	66,394
Alltop Technology Co. Ltd.(2)	35,252	266,050
Alpha Networks, Inc.	153,772	168,696
Altek Corp.(2)	634,000	849,585
Amazing Microelectronic Corp.	100,259	309,133
Ampire Co. Ltd.	63,000	78,420
AMPOC Far-East Co. Ltd.	38,000	107,202
AmTRAN Technology Co. Ltd.	1,299,124	833,222
Anderson Industrial Corp.(1)	194,000	78,202
Anji Technology Co. Ltd.	397	461
Anpec Electronics Corp.	33,000	214,080
Apacer Technology, Inc.	53,000	110,448
APAQ Technology Co. Ltd.	12,000	43,339
Apex Dynamics, Inc.	25,000	212,200
Apex International Co. Ltd.(2)	82,000	101,606
Arcadyan Technology Corp.(2)	120,061	620,555
Ardentec Corp.(2)	1,883,000	4,235,386
Argosy Research, Inc.(2)	28,545	146,464
ASE Technology Holding Co. Ltd., ADR	1,665,070	17,949,455
Asia Cement Corp.	2,343,000	3,007,569
Asia Optical Co., Inc.	146,000	301,133
Asia Polymer Corp.(2)	388,007	223,705
Asia Tech Image, Inc.	10,000	22,605
Asia Vital Components Co. Ltd.(2)	768,243	18,235,506
ASIX Electronics Corp.	11,000	43,676
ASolid Technology Co. Ltd.	21,000	52,209
ASPEED Technology, Inc.	8,400	950,680
ASROCK, Inc.	3,000	21,737
Asustek Computer, Inc.(2)	1,106,000	17,607,914
ATE Energy International Co. Ltd.(2)	50,609	48,437
Aten International Co. Ltd.	9,000	23,111
Audix Corp.	19,000	43,009

AUO Corp.(1)(2)	6,375,160	3,512,986
AURAS Technology Co. Ltd.(2)	36,000	981,283
AVer Information, Inc.	14,000	23,929
Avermedia Technologies(2)	458,000	633,623
Azurewave Technologies, Inc.(1)	12,000	19,605
Bafang Yunji International Co. Ltd.(2)	53,000	273,525
Bank of Kaohsiung Co. Ltd.	452,187	161,384
Baolong International Co. Ltd.	34,000	17,226
Basso Industry Corp.	26,000	34,879
BenQ Materials Corp.	108,000	109,812
BenQ Medical Technology Corp.	23,000	39,244
BES Engineering Corp.(2)	4,836,000	2,447,473
Bin Chuan Enterprise Co. Ltd.	23,000	17,422
B'in Live Co. Ltd.(1)	53,000	155,632
Bioteque Corp.	12,000	48,168
Bizlink Holding, Inc.(2)	105,496	905,942
Bon Fame Co. Ltd.	34,000	99,142
Bonny Worldwide Ltd.(1)	33,000	172,159
Bora Pharmaceuticals Co. Ltd.(2)	7,146	168,759
Brighton-Best International Taiwan, Inc.	206,000	233,204
C Sun Manufacturing Ltd.	40,976	177,685
Capital Futures Corp.	80,000	148,152
Capital Securities Corp.	864,000	629,727
Career Technology MFG. Co. Ltd.(2)	601,961	405,059
Catcher Technology Co. Ltd.(2)	1,513,000	10,512,401
Cathay Financial Holding Co. Ltd.	6,158,062	10,716,151
Cayman Engley Industrial Co. Ltd.	7,000	12,417
Center Laboratories, Inc.	65,169	95,007
Central Reinsurance Co. Ltd.(1)	753,585	642,849
Century Iron & Steel Industrial Co. Ltd.(2)	151,000	1,340,156
Chailease Holding Co. Ltd.	111,978	527,379
Chain Chon Industrial Co. Ltd.	43,000	22,376
Champion Building Materials Co. Ltd.(1)	81,900	28,004
Chang Hwa Commercial Bank Ltd.	3,944,735	2,220,728
Chang Wah Electromaterials, Inc.(2)	193,000	316,157
Chang Wah Technology Co. Ltd.	17,500	23,417
Channel Well Technology Co. Ltd.(2)	245,000	577,048
Charoen Pokphand Enterprise	119,600	402,361
CHC Healthcare Group(2)	217,000	352,246
Chen Full International Co. Ltd.	16,000	20,691
Chenbro Micom Co. Ltd.	47,000	445,718
Cheng Fwa Industrial Co. Ltd.(2)	332,000	416,257
Cheng Loong Corp.	436,000	393,815
Cheng Mei Materials Technology Corp.	576,158	270,781
Cheng Shin Rubber Industry Co. Ltd.(2)	2,443,000	4,598,239
Cheng Uei Precision Industry Co. Ltd.	492,000	1,098,174
Chenming Electronic Technology Corp.(2)	226,000	635,957
Chia Chang Co. Ltd.	30,000	42,812
Chia Hsin Cement Corp.	128,520	75,490
Chicony Electronics Co. Ltd.	862,000	4,986,065
Chicony Power Technology Co. Ltd.(1)	187,000	896,993
Chieftek Precision Co. Ltd.	1,100	2,275
Chien Kuo Construction Co. Ltd.	373,000	273,672
China Airlines Ltd.(2)	2,650,000	1,839,372
China Bills Finance Corp.	155,000	73,734

China Chemical & Pharmaceutical Co. Ltd.	328,000	223,507
China Container Terminal Corp.	38,000	47,374
China Development Financial Holding Corp.(1)	3,288,943	1,436,267
China Development Financial Holding Corp., Preference Shares(1)	402,360	93,589
China Ecotek Corp.	32,000	70,660
China Electric Manufacturing Corp.(2)	450,000	249,177
China General Plastics Corp.	157,722	86,580
China Glaze Co. Ltd.	71,000	56,448
China Man-Made Fiber Corp.(1)	430,320	108,967
China Metal Products	465,000	744,573
China Motor Corp.	336,800	1,377,121
China Petrochemical Development Corp.(1)(2)	3,221,980	1,015,431
China Steel Chemical Corp.	6,000	20,882
China Steel Corp.(2)	6,285,000	4,612,895
China Wire & Cable Co. Ltd.(2)	113,000	156,954
Chinese Maritime Transport Ltd.(2)	230,000	349,518
Chin-Poon Industrial Co. Ltd.	742,000	1,020,235
Chipbond Technology Corp.(2)	602,000	1,266,932
ChipMOS Technologies, Inc.	480,000	656,715
Chlitina Holding Ltd.	40,026	207,111
Chong Hong Construction Co. Ltd.	1,000	3,752
Chroma ATE, Inc.	1,124,000	9,978,709
Chun Yuan Steel Industry Co. Ltd.	376,000	239,918
Chung Hung Steel Corp.(2)	180,000	126,588
Chung Hwa Pulp Corp.(2)	96,000	66,282
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	945,000	4,811,642
Chunghwa Chemical Synthesis & Biotech Co. Ltd.(2)	98,000	145,554
Chunghwa Precision Test Tech Co. Ltd.(2)	22,000	320,216
Chunghwa Telecom Co. Ltd., ADR(2)	167,536	6,636,101
Cleanaway Co. Ltd.	108,000	640,590
Clevo Co.(2)	82,000	156,544
CMC Magnetics Corp.(1)	1,019,063	409,014
Collins Co. Ltd.	48,000	31,282
Compal Electronics, Inc.(2)	3,730,000	4,283,319
Compeq Manufacturing Co. Ltd.(1)(2)	1,087,000	2,469,546
Concord International Securities Co. Ltd.	745,020	528,937
Concord Securities Co. Ltd.(1)	1,541,000	780,049
Concraft Holding Co. Ltd.(1)	3,826	2,399
Continental Holdings Corp.	521,000	560,709
Contrel Technology Co. Ltd.(2)	79,000	89,132
Coremax Corp.(2)	53,837	113,043
Coretronic Corp.(2)	299,000	1,023,498
Co-Tech Development Corp.(2)	1,650,000	3,451,418
Creative Sensor, Inc.	35,000	32,051
Cryomax Cooling System Corp.(2)	120,000	240,998
CSBC Corp. Taiwan(1)	380,000	212,869
CTBC Financial Holding Co. Ltd.	16,767,000	18,371,082
CTCI Corp.	671,000	999,905
CviLux Corp.	71,000	103,862
CX Technology Co. Ltd.	18,000	15,310
CyberPower Systems, Inc.	83,000	706,582
CyberTAN Technology, Inc.(1)	61,000	46,235
DA CIN Construction Co. Ltd.	42,400	70,189
Dafeng TV Ltd.	4,000	6,860
Da-Li Development Co. Ltd.	447,604	843,878

Darfon Electronics Corp.	176,000	371,027
Darwin Precisions Corp.(2)	172,000	84,916
Daxin Materials Corp.(2)	31,000	163,068
Delta Electronics, Inc.	1,090,000	10,983,390
Depo Auto Parts Ind Co. Ltd.	207,000	1,461,283
Dimerco Express Corp.	222,925	680,119
D-Link Corp.(2)	369,600	205,478
Double Bond Chemical Industry Co. Ltd.	1,134	1,428
Dr Wu Skincare Co. Ltd.	12,000	70,525
Dynamic Holding Co. Ltd.(2)	253,147	480,510
Dynamic Medical Technologies, Inc.(2)	30,800	99,816
Dynapack International Technology Corp.	120,000	350,652
E Ink Holdings, Inc.	17,000	115,609
E.Sun Financial Holding Co. Ltd.	5,114,881	4,523,162
Eastech Holding Ltd.	156,000	573,225
Eastern Media International Corp.(1)	74,115	46,643
Eclat Textile Co. Ltd.	104,000	1,560,478
ECOVE Environment Corp.	1,000	9,472
Edimax Technology Co. Ltd.(2)	86,000	64,856
Edison Opto Corp.	81,911	65,656
Edom Technology Co. Ltd.(2)	68,200	66,622
Elan Microelectronics Corp.(2)	650,000	3,283,335
E-LIFE MALL Corp.	4,000	10,475
Elite Advanced Laser Corp.(2)	55,000	151,302
Elite Material Co. Ltd.(2)	324,000	4,106,402
Elite Semiconductor Microelectronics Technology, Inc.(2)	59,000	169,335
Elitegroup Computer Systems Co. Ltd.(1)(2)	198,000	210,408
eMemory Technology, Inc.	19,000	1,294,347
Emerging Display Technologies Corp.(2)	104,000	105,431
Ennostar, Inc.(1)	244,375	345,808
Eson Precision Ind Co. Ltd.	51,000	93,811
Eternal Materials Co. Ltd.	451,200	434,223
Eurocharm Holdings Co. Ltd.	6,000	41,426
Eva Airways Corp.(2)	4,270,000	4,732,230
Everest Textile Co. Ltd.(1)	2,322	597
Evergreen International Storage & Transport Corp.	678,000	702,790
Evergreen Marine Corp. Taiwan Ltd.(2)	1,363,676	8,871,162
EVERGREEN Steel Corp.(2)	146,000	641,464
Everlight Chemical Industrial Corp.	212,000	125,052
Everlight Electronics Co. Ltd.	317,000	706,987
Evertop Wire Cable Corp.(1)	113,000	82,589
Excelliance Mos Corp.	14,000	48,976
Excelsior Medical Co. Ltd.	83,790	230,886
Far Eastern Department Stores Ltd.	520,000	508,615
Far Eastern International Bank	2,922,453	1,423,588
Far Eastern New Century Corp.	2,715,000	2,834,791
Far EasTone Telecommunications Co. Ltd.	1,169,673	3,017,366
Faraday Technology Corp.(2)	72,703	672,151
Farglory F T Z Investment Holding Co. Ltd.(2)	157,487	269,401
Farglory Land Development Co. Ltd.	253,000	692,378
Federal Corp.(1)	89,000	58,370
Feedback Technology Corp.	29,000	114,140
Feng Hsin Steel Co. Ltd.	101,000	228,619
Feng TAY Enterprise Co. Ltd.	134,376	643,684
Firich Enterprises Co. Ltd.(2)	63,064	59,288

First Financial Holding Co. Ltd.(2)	4,555,216	3,874,946
First Hi-Tec Enterprise Co. Ltd.(2)	62,793	183,480
First Insurance Co. Ltd.	45,000	35,061
First Steamship Co. Ltd.(1)(2)	979,210	255,986
FIT Holding Co. Ltd.	75,000	111,683
Fitipower Integrated Technology, Inc.(2)	120,484	946,282
Fittech Co. Ltd.	26,223	58,437
FLEXium Interconnect, Inc.(2)	1,846,000	4,986,826
Flytech Technology Co. Ltd.	82,000	243,615
FocalTech Systems Co. Ltd.	53,804	148,903
Forcecon Tech Co. Ltd.(2)	38,595	247,453
Forest Water Environment Engineering Co. Ltd.(1)	70	87
Formosa Advanced Technologies Co. Ltd.	41,000	48,937
Formosa Chemicals & Fibre Corp.	787,000	1,287,793
Formosa International Hotels Corp.(2)	24,000	164,459
Formosa Laboratories, Inc.(2)	160,000	463,913
Formosa Oilseed Processing Co. Ltd.	51,450	145,285
Formosa Optical Technology Co. Ltd.	23,000	75,196
Formosa Petrochemical Corp.	50,000	104,306
Formosa Plastics Corp.(2)	2,118,000	4,273,920
Formosa Sumco Technology Corp.(2)	7,000	36,792
Formosa Taffeta Co. Ltd.(2)	284,000	201,784
Formosan Rubber Group, Inc.	78,300	63,596
Formosan Union Chemical	300,650	191,750
Fortune Electric Co. Ltd.	62,000	1,373,681
Foxconn Technology Co. Ltd.(2)	825,000	1,870,026
Foxsemicon Integrated Technology, Inc.	87,000	794,645
Franbo Lines Corp.(1)(2)	574,344	418,548
Froch Enterprise Co. Ltd.	118,000	67,378
FSP Technology, Inc.(2)	190,000	366,878
Fu Hua Innovation Co. Ltd.(2)	385,229	401,571
Fubon Financial Holding Co. Ltd.	6,103,868	13,872,560
Fulgent Sun International Holding Co. Ltd.	225,000	893,540
Fulltech Fiber Glass Corp.(2)	160,913	128,561
Fusheng Precision Co. Ltd.	96,000	862,773
G Shank Enterprise Co. Ltd.	187,433	539,453
Galaxy Software Services Corp.	17,280	60,347
Gamania Digital Entertainment Co. Ltd.(2)	260,000	676,906
GEM Services, Inc.	9,000	18,648
Gemtek Technology Corp.(2)	364,000	418,048
General Interface Solution Holding Ltd.(1)	169,000	347,153
General Plastic Industrial Co. Ltd.	98,000	118,537
Generalplus Technology, Inc.	27,000	57,864
Genesys Logic, Inc.	12,000	36,951
Genius Electronic Optical Co. Ltd.	71,079	1,167,777
Getac Holdings Corp.(2)	232,000	819,756
GFC Ltd.	1,000	3,488
Giant Manufacturing Co. Ltd.	356,885	2,400,038
Giantplus Technology Co. Ltd.	150,000	69,121
Gigabyte Technology Co. Ltd.(2)	1,394,000	13,778,589
Global Brands Manufacture Ltd.(2)	398,280	916,575
Global Lighting Technologies, Inc.	26,000	49,872
Global Mixed Mode Technology, Inc.	69,000	651,970
Global PMX Co. Ltd.(2)	67,000	238,306
Global Unichip Corp.	30,000	1,359,013

Globaltek Fabrication Co. Ltd.	23,000	51,149
Globalwafers Co. Ltd.(2)	97,000	1,582,551
Globe Union Industrial Corp.(1)	248,000	145,400
GMI Technology, Inc.	44,767	93,115
Gold Circuit Electronics Ltd.(1)(2)	366,600	2,266,005
Goldsun Building Materials Co. Ltd.	1,156,674	1,666,926
Gordon Auto Body Parts	337,000	393,297
Gourmet Master Co. Ltd.	126,000	353,657
Grand Fortune Securities Co. Ltd.(1)	620,600	292,022
Grand Ocean Retail Group Ltd.(1)	1,000	286
Grand Pacific Petrochemical(2)	3,319,253	1,486,963
Grand Process Technology Corp.(2)	19,000	649,478
Grape King Bio Ltd.	132,000	654,381
Great China Metal Industry	9,000	6,793
Great Tree Pharmacy Co. Ltd.	10,010	84,144
Great Wall Enterprise Co. Ltd.	270,220	478,722
Greatek Electronics, Inc.	199,000	388,672
GTM Holdings Corp.	22,000	24,575
Hai Kwang Enterprise Corp.(1)(2)	79,800	51,790
Hannstar Board Corp.(2)	249,927	458,102
HannStar Display Corp.(1)(2)	2,130,000	670,043
HannsTouch Holdings Co.(1)(2)	303,000	80,494
Hanpin Electron Co. Ltd.	82,000	120,698
Harmony Electronics Corp.	17,000	19,101
Harvatek Corp.	62,000	47,323
Heran Co. Ltd.	7,000	24,090
Highlight Tech Corp.(1)	16,000	27,940
Highwealth Construction Corp.	329,987	466,960
Hi-Lai Foods Co. Ltd.	41,000	211,088
HIM International Music, Inc.(2)	49,000	158,870
Hiroca Holdings Ltd.	47,000	50,025
Hitron Technology, Inc.(2)	519,000	519,568
Hiwin Technologies Corp.	1,053,451	7,267,821
Hiyes International Co. Ltd.	68,000	510,749
Ho Tung Chemical Corp.	506,000	154,648
Hocheng Corp.(2)	321,320	191,500
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	229,800	342,509
Holiday Entertainment Co. Ltd.	11,050	30,851
Holtek Semiconductor, Inc.	70,000	131,772
Holy Stone Enterprise Co. Ltd.	81,900	250,703
Hon Hai Precision Industry Co. Ltd.(2)	8,938,000	47,599,281
Hong Pu Real Estate Development Co. Ltd.	22,000	23,901
Hong TAI Electric Industrial(2)	358,000	424,265
Horizon Securities Co. Ltd.	646,120	251,828
Hota Industrial Manufacturing Co. Ltd.	3,000	5,511
Hotai Finance Co. Ltd.	133,100	450,615
Hotai Motor Co. Ltd.	38,760	736,701
Hsin Ba Ba Corp.	54,000	150,714
Hsin Kuang Steel Co. Ltd.	2,000	3,743
Hsin Yung Chien Co. Ltd.	9,900	32,578
Hsing TA Cement Co.	62,000	37,352
HTC Corp.(1)	48,000	64,896
Hu Lane Associate, Inc.	102,225	519,388
Hua Nan Financial Holdings Co. Ltd.	4,428,987	3,426,982
Huaku Development Co. Ltd.(1)	116,000	566,313

Huang Hsiang Construction Corp.	31,000	57,381
Hung Ching Development & Construction Co. Ltd.	142,000	222,051
Hung Sheng Construction Ltd.	444,880	370,471
Huxen Corp.	2,000	3,318
Hwa Fong Rubber Industrial Co. Ltd.	148,000	93,562
Hwacom Systems, Inc.(2)	240,000	164,348
Hwang Chang General Contractor Co. Ltd.(2)	449,160	689,510
Hycon Technology Corp.	351	549
IBF Financial Holdings Co. Ltd.(1)	1,701,139	791,011
Ichia Technologies, Inc.(2)	471,000	506,893
I-Chiun Precision Industry Co. Ltd.(2)	378,000	1,122,413
IEI Integration Corp.	130,000	347,788
IKKA Holdings Cayman Ltd.	6,000	21,628
Infortrend Technology, Inc.	92,000	81,299
Info-Tek Corp.	19,000	25,682
Innodisk Corp.(2)	56,507	577,071
Innolux Corp.	9,306,518	4,016,508
Inpaq Technology Co. Ltd.	54,611	141,607
Insyde Software Corp.	18,000	188,974
Intai Technology Corp.	18,000	68,740
Integrated Service Technology, Inc.(2)	131,000	506,516
Interactive Digital Technologies, Inc.	3,000	8,845
International CSRC Investment Holdings Co.	704,000	391,812
International Games System Co. Ltd.(2)	112,000	3,507,900
Inventec Corp.(2)	1,682,000	2,800,934
Iron Force Industrial Co. Ltd.	104,000	377,308
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	17,266
ITE Technology, Inc.(2)	72,000	391,049
ITEQ Corp.(2)	129,000	441,787
Jarllytec Co. Ltd.(2)	41,000	244,454
Jean Co. Ltd.	186,000	190,007
Jentech Precision Industrial Co. Ltd.	3,299	106,331
Jess-Link Products Co. Ltd.	51,000	243,567
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	46,337
Jinan Acetate Chemical Co. Ltd.(2)	27,428	704,014
Johnson Health Tech Co. Ltd.	46,000	130,350
Jourdeness Group Ltd.(1)	45,000	65,704
K Laser Technology, Inc.	38,000	29,634
Kaimei Electronic Corp.(2)	187,200	406,848
Kaori Heat Treatment Co. Ltd.(2)	53,000	824,473
KEE TAI Properties Co. Ltd.	181,000	109,879
Kenda Rubber Industrial Co. Ltd.	157,041	168,906
Kerry TJ Logistics Co. Ltd.	94,000	127,984
Kindom Development Co. Ltd.	561,200	998,337
King Polytechnic Engineering Co. Ltd.(2)	184,000	335,985
King Slide Works Co. Ltd.	3,000	105,455
King Yuan Electronics Co. Ltd.(2)	1,133,000	3,102,661
King's Town Bank Co. Ltd.(2)	1,278,000	2,370,568
Kinik Co.	64,000	557,439
Kinpo Electronics	361,000	187,401
Kinsus Interconnect Technology Corp.(2)	246,000	721,388
KMC Kuei Meng International, Inc.	14,000	61,580
KNH Enterprise Co. Ltd.(2)	99,000	69,159
KS Terminals, Inc.(2)	193,000	480,269
Kung Long Batteries Industrial Co. Ltd.	48,000	218,853

Kung Sing Engineering Corp.(1)(2)	1,015,400	414,859
Kuo Toong International Co. Ltd.(2)	855,000	2,164,835
Kuo Yang Construction Co. Ltd.(1)	81,727	69,704
Kura Sushi Asia Co. Ltd.	21,000	67,885
Kwong Lung Enterprise Co. Ltd.	77,000	143,658
L&K Engineering Co. Ltd.(2)	404,682	2,715,498
La Kaffa International Co. Ltd.	7,000	24,456
Lanner Electronics, Inc.	157,940	458,048
Largan Precision Co. Ltd.	37,000	2,613,190
Launch Technologies Co. Ltd.(1)	26,000	36,507
Lealea Enterprise Co. Ltd.(1)(2)	529,040	163,337
Lelon Electronics Corp.(2)	56,138	134,295
Lemtech Holdings Co. Ltd.	107,000	424,903
Leofoo Development Co. Ltd.(1)	224,000	140,506
Li Cheng Enterprise Co. Ltd.(1)	1,071	567
Li Peng Enterprise Co. Ltd.(1)	391,000	118,194
Lian HWA Food Corp.	52,148	160,935
Lida Holdings Ltd.	24,000	21,486
Lien Hwa Industrial Holdings Corp.	8,600	18,031
Lingsen Precision Industries Ltd.(2)	239,000	181,581
Lion Travel Service Co. Ltd.(1)	139,098	670,731
Lite-On Technology Corp.(2)	1,789,000	5,984,527
Liton Technology Corp.	1,000	1,273
Long Bon International Co. Ltd.(1)	1,800	1,318
Longchen Paper & Packaging Co. Ltd.	493,889	220,638
Longwell Co.(2)	384,000	949,196
Lotes Co. Ltd.	20,776	1,036,991
Lucky Cement Corp.	155,000	81,179
Lumax International Corp. Ltd.	33,000	109,993
Lung Yen Life Service Corp.(1)	38,000	55,849
Lungteh Shipbuilding Co. Ltd.	31,000	109,314
Macauto Industrial Co. Ltd.	25,000	54,607
Macroblock, Inc.	27,000	78,308
Macronix International Co. Ltd.(2)	1,941,000	1,633,691
Magnate Technology Co. Ltd.	85,000	78,136
Makalot Industrial Co. Ltd.	405,825	4,836,740
Materials Analysis Technology, Inc.(2)	65,212	560,288
Mayer Steel Pipe Corp.(2)	201,000	250,411
Mechema Chemicals International Corp.	40,000	94,744
MedFirst Healthcare Services, Inc.	12,059	27,784
MediaTek, Inc.	191,000	7,314,168
Mega Financial Holding Co. Ltd.	3,690,512	4,458,247
Mercuries & Associates Holding Ltd.(1)	139,184	79,192
Mercuries Life Insurance Co. Ltd.(1)	1,924,398	451,652
Merry Electronics Co. Ltd.	330,000	1,268,944
Microbio Co. Ltd.	7,914	9,937
Micro-Star International Co. Ltd.	1,538,000	9,135,974
MIN AIK Technology Co. Ltd.	35,000	36,235
Mitac Holdings Corp.(2)	1,018,560	1,502,824
momo.com, Inc.	9,900	134,448
MOSA Industrial Corp.(2)	291,938	219,018
Mosel Vitelic, Inc.(2)	79,000	79,493
Motech Industries, Inc.	2,451	2,094
MPI Corp.	213,000	3,167,760
MSSCORPS Co. Ltd.	29,000	116,800

My Humble House Hospitality Management Consulting(1)(2)	183,000	360,411
Nak Sealing Technologies Corp.	37,000	146,420
Namchow Holdings Co. Ltd.	170,000	309,694
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,840
Nan Liu Enterprise Co. Ltd.	6,000	13,540
Nan Pao Resins Chemical Co. Ltd.(2)	71,000	741,933
Nan Ya Plastics Corp.	2,092,000	3,444,722
Nan Ya Printed Circuit Board Corp.(2)	205,000	1,242,494
Nang Kuang Pharmaceutical Co. Ltd.(2)	67,000	109,317
Nantex Industry Co. Ltd.	154,000	165,682
Nanya Technology Corp.	1,489,000	2,978,450
National Aerospace Fasteners Corp.	45,000	145,461
Nexcom International Co. Ltd.	57,000	94,937
Nichidenbo Corp.	85,000	179,131
Nidec Chaun-Choung Technology Corp.	7,000	73,857
Nien Made Enterprise Co. Ltd.	143,000	1,551,999
Niko Semiconductor Co. Ltd.	33,640	56,635
Nishoku Technology, Inc.	6,000	26,918
Novatek Microelectronics Corp.(2)	525,000	9,678,600
Nuvoton Technology Corp.(2)	345,428	1,371,274
O-Bank Co. Ltd.	1,297,430	421,217
Ocean Plastics Co. Ltd.(1)	30,000	35,841
Orient Semiconductor Electronics Ltd.(2)	2,036,000	3,902,471
Oriental Union Chemical Corp.	218,000	116,642
O-TA Precision Industry Co. Ltd.(1)(2)	96,000	274,313
Pacific Hospital Supply Co. Ltd.	11,099	31,449
Pan Jit International, Inc.(2)	325,000	594,211
Pan-International Industrial Corp.(2)	318,000	384,008
Parade Technologies Ltd.	2,000	47,844
P-Duke Technology Co. Ltd.	46,105	136,942
Pegatron Corp.(2)	2,319,000	7,610,407
Pegavision Corp.	46,685	683,063
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)(2)	74,499	117,584
Phison Electronics Corp.	123,000	2,269,517
Phoenix Silicon International Corp.(2)	127,364	247,375
Phoenix Tours International, Inc.	34,000	82,970
Pixart Imaging, Inc.	51,000	258,457
Pou Chen Corp.	3,370,000	3,907,820
Power Wind Health Industry, Inc.	4,252	16,021
Powerchip Semiconductor Manufacturing Corp.(1)(2)	1,473,000	1,137,273
Powertech Technology, Inc.	1,406,000	7,762,604
Poya International Co. Ltd.	31,614	495,729
President Chain Store Corp.	733,000	6,115,965
President Securities Corp.	732,929	607,700
Primax Electronics Ltd.(2)	552,000	1,726,514
Prince Housing & Development Corp.	361,000	135,542
Promate Electronic Co. Ltd.	22,000	62,234
Prosperity Dielectrics Co. Ltd.	1,000	1,526
Qisda Corp.	260,000	319,470
QST International Corp.	52,886	113,902
Quang Viet Enterprise Co. Ltd.	6,000	21,790
Quanta Computer, Inc.	1,861,000	15,811,773
Quanta Storage, Inc.(2)	723,000	2,805,456
Quintain Steel Co. Ltd.	191,948	85,954

Radiant Opto-Electronics Corp.(2)	1,767,000	10,777,850
Radium Life Tech Co. Ltd.(1)	737,564	246,253
Realtek Semiconductor Corp.	441,000	7,445,781
Rechi Precision Co. Ltd.	896,000	801,682
Rexon Industrial Corp. Ltd.(1)	295,000	420,546
Rich Development Co. Ltd.(1)	1,367,000	534,465
Ritek Corp.(1)	64,281	19,308
Rodex Fasteners Corp.	64,000	91,218
Roo Hsing Co. Ltd.(1)	170,000	16,672
Ruentex Development Co. Ltd.	1,108,260	1,529,584
Ruentex Engineering & Construction Co.	23,290	132,428
Ruentex Industries Ltd.(2)	522,306	1,103,232
Run Long Construction Co. Ltd.(2)	222,000	734,817
Sampo Corp.	50,000	44,641
San Fang Chemical Industry Co. Ltd.	250,000	250,765
San Fu Chemical Co. Ltd.	26,000	113,971
San Shing Fastech Corp.	17,000	29,931
Sanyang Motor Co. Ltd.(2)	521,000	1,222,045
Savior Lifetec Corp.(2)	149,000	97,808
Scientech Corp.(2)	37,000	389,883
ScinoPharm Taiwan Ltd.	2,000	1,722
SDI Corp.	15,000	60,764
Senao International Co. Ltd.	1,000	1,230
Senao Networks, Inc.(2)	44,000	235,970
Sensortek Technology Corp.	9,000	93,326
Sesoda Corp.(2)	134,997	136,707
Shanghai Commercial & Savings Bank Ltd.	2,421,565	3,447,652
Sharehope Medicine Co. Ltd.(2)	127,050	124,443
Sheng Yu Steel Co. Ltd.	51,000	44,132
ShenMao Technology, Inc.	192,000	440,686
Shieh Yih Machinery Industry Co. Ltd.(2)	170,000	267,795
Shih Her Technologies, Inc.	24,000	74,242
Shih Wei Navigation Co. Ltd.(2)	296,706	212,342
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	28,140
Shin Kong Financial Holding Co. Ltd.(1)(2)	8,597,740	2,511,540
Shin Zu Shing Co. Ltd.(2)	481,536	2,951,856
Shining Building Business Co. Ltd.(1)(2)	125,000	44,271
Shinkong Insurance Co. Ltd.	146,000	428,702
Shinkong Synthetic Fibers Corp.	991,000	517,231
Shiny Chemical Industrial Co. Ltd.	39,582	202,943
ShunSin Technology Holding Ltd.(2)	12,000	69,442
Shuttle, Inc.	124,000	80,248
Sigurd Microelectronics Corp.	517,063	1,262,794
Silergy Corp.	12,000	175,733
Silicon Integrated Systems Corp.(2)	359,404	637,693
Simplo Technology Co. Ltd.(2)	180,000	2,294,896
Sinbon Electronics Co. Ltd.	4,000	36,470
Sincere Navigation Corp.(2)	783,060	791,878
Singatron Enterprise Co. Ltd.(2)	48,000	55,657
Sinher Technology, Inc.	15,000	16,442
Sinkang Industries Co. Ltd.	3,000	1,627
Sinmag Equipment Corp.	59,000	284,823
Sino-American Silicon Products, Inc.(2)	1,765,000	11,392,832
Sinon Corp.	788,000	1,005,824
SinoPac Financial Holdings Co. Ltd.	10,063,326	7,177,259

Sinyi Realty, Inc.	34,000	35,179
Sitronix Technology Corp.(2)	201,000	1,617,521
Siward Crystal Technology Co. Ltd.(2)	221,000	222,293
Soft-World International Corp.	160,000	709,506
Solar Applied Materials Technology Corp.(2)	264,670	407,239
Solomon Technology Corp.(2)	163,000	888,141
Solteam, Inc.	44,863	74,198
Sonix Technology Co. Ltd.	66,000	109,449
Speed Tech Corp.	1,000	1,809
Sporton International, Inc.(2)	102,000	770,120
Sports Gear Co. Ltd.	24,000	70,289
St. Shine Optical Co. Ltd.	44,000	248,946
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	34,552
Standard Foods Corp.	79,000	102,298
Stark Technology, Inc.	35,000	137,007
Sumeeko Industries Co. Ltd.(2)	47,000	192,189
Sunjuice Holdings Co. Ltd.	3,000	19,624
Sunny Friend Environmental Technology Co. Ltd.	11,244	33,432
Sunonwealth Electric Machine Industry Co. Ltd.(2)	330,000	1,210,935
Sunplus Technology Co. Ltd.	25,000	28,330
Sunrex Technology Corp.	74,000	140,216
Sunty Development Co. Ltd.	45,000	35,491
Supreme Electronics Co. Ltd.	780,353	1,987,937
Swancor Holding Co. Ltd.(2)	92,000	364,586
Sweeten Real Estate Development Co. Ltd.	4,579	5,167
Symtek Automation Asia Co. Ltd.(2)	147,223	533,372
Syncmold Enterprise Corp.	32,000	108,663
Synnex Technology International Corp.	481,000	1,253,819
Syscom Computer Engineering Co.(2)	89,000	185,134
Systex Corp.	17,000	63,489
T3EX Global Holdings Corp.	194,213	668,544
TA Chen Stainless Pipe(2)	2,109,620	2,502,832
Ta Ya Electric Wire & Cable(2)	128,585	195,645
TAI Roun Products Co. Ltd.	23,000	11,112
TA-I Technology Co. Ltd.	31,750	53,072
Tai Tung Communication Co. Ltd.(1)	46,174	32,788
Taichung Commercial Bank Co. Ltd.	3,946,078	2,280,575
TaiDoc Technology Corp.	85,000	428,263
Taiflex Scientific Co. Ltd.	22,000	35,558
Taimide Tech, Inc.	55,000	72,026
Tainan Spinning Co. Ltd.	189,000	107,112
Tai-Saw Technology Co. Ltd.	75,000	68,075
Taishin Financial Holding Co. Ltd.	10,010,382	5,691,397
TaiSol Electronics Co. Ltd.	13,000	37,180
Taisun Enterprise Co. Ltd.	4,000	2,920
Taita Chemical Co. Ltd.	112,850	55,405
TAI-TECH Advanced Electronics Co. Ltd.	15,000	60,220
Taitien Electronics Co. Ltd.	107,000	107,436
Taiwan Business Bank	9,150,204	4,783,834
Taiwan Cement Corp.	1,302,853	1,330,241
Taiwan Cogeneration Corp.	57,780	83,448
Taiwan Cooperative Financial Holding Co. Ltd.	3,507,676	2,770,209
Taiwan Fertilizer Co. Ltd.	489,000	964,422
Taiwan Fire & Marine Insurance Co. Ltd.	66,000	57,210
Taiwan FU Hsing Industrial Co. Ltd.	145,000	253,426

Taiwan Glass Industry Corp.(1)(2)	1,035,000	580,735
Taiwan High Speed Rail Corp.	513,000	475,574
Taiwan Hon Chuan Enterprise Co. Ltd.	718,000	3,616,580
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,000	76,775
Taiwan IC Packaging Corp.	32,000	21,848
Taiwan Kong King Co. Ltd.	43,000	40,572
Taiwan Line Tek Electronic(2)	196,420	214,897
Taiwan Mask Corp.	52,000	115,252
Taiwan Mobile Co. Ltd.	1,034,000	3,374,305
Taiwan Navigation Co. Ltd.	535,000	619,850
Taiwan Paiho Ltd.	609,000	1,193,632
Taiwan PCB Techvest Co. Ltd.	238,000	287,963
Taiwan Sakura Corp.	157,000	419,984
Taiwan Secom Co. Ltd.	88,000	336,544
Taiwan Semiconductor Co. Ltd.(2)	76,000	184,318
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,035,098	307,381,202
Taiwan Shin Kong Security Co. Ltd.	7,070	9,254
Taiwan Steel Union Co. Ltd.	22,000	74,117
Taiwan Styrene Monomer	72,000	29,960
Taiwan Surface Mounting Technology Corp.(2)	854,000	3,007,544
Taiwan Takisawa Technology Co. Ltd.	19,000	29,605
Taiwan TEA Corp.(1)(2)	304,000	200,227
Taiwan Union Technology Corp.(2)	477,000	2,465,081
Taiyen Biotech Co. Ltd.	24,000	25,161
Tatung Co. Ltd.(1)(2)	1,743,000	2,928,495
Tatung System Technologies, Inc.	21,000	49,362
TCI Co. Ltd.	10,000	47,163
Te Chang Construction Co. Ltd.(2)	149,000	324,999
Team Group, Inc.	18,000	66,819
Teco Electric & Machinery Co. Ltd.(2)	2,105,000	3,667,828
Tera Autotech Corp.(2)	114,000	105,919
Test Research, Inc.	60,000	320,200
Test Rite International Co. Ltd.	33,000	21,500
Thermaltake Technology Co. Ltd.	97	133
Thinking Electronic Industrial Co. Ltd.	68,000	357,980
Thye Ming Industrial Co. Ltd.	341,400	846,723
Ton Yi Industrial Corp.	737,000	338,366
Tong Hsing Electronic Industries Ltd.(2)	103,381	486,997
Tong Yang Industry Co. Ltd.(2)	838,000	2,919,184
Tong-Tai Machine & Tool Co. Ltd.(2)	591,000	420,720
Top Bright Holding Co. Ltd.	6,400	24,655
Top Union Electronics Corp.	71,680	79,653
Topco Scientific Co. Ltd.	126,553	1,027,958
Topkey Corp.(2)	151,000	946,040
Topoint Technology Co. Ltd.	51,000	48,956
TPK Holding Co. Ltd.	523,000	622,005
Trade-Van Information Services Co.	2,000	4,574
Transcend Information, Inc.	59,000	214,704
Tripod Technology Corp.	923,000	6,079,565
Trusval Technology Co. Ltd.	67,000	385,286
Tsang Yow Industrial Co. Ltd.(2)	169,000	153,961
Tsann Kuen Enterprise Co. Ltd.(2)	102,589	115,363
TSC Auto ID Technology Co. Ltd.	8,798	61,222
TSRC Corp.	356,000	264,134
TST Group Holding Ltd.	11,000	36,426

Ttet Union Corp.	6,000	26,875
TTFB Co. Ltd.	23,000	164,470
TTY Biopharm Co. Ltd.	74,000	177,355
Tung Ho Steel Enterprise Corp.	886,760	1,891,908
Tung Thih Electronic Co. Ltd.	56,000	198,530
TXC Corp.	1,663,000	5,818,806
TYC Brother Industrial Co. Ltd.(2)	478,000	944,829
Tycoons Group Enterprise(1)	46,384	17,204
UDE Corp.	31,000	71,159
Ultra Chip, Inc.	20,000	60,394
U-Ming Marine Transport Corp.	646,000	1,174,235
Uni Travel Services Co. Ltd.(1)	26	113
Unic Technology Corp.(2)	306,000	241,033
Unimicron Technology Corp.(2)	1,822,000	10,356,414
Union Bank of Taiwan	1,328,185	640,478
Union Insurance Co. Ltd.(1)(2)	155,000	159,122
Uni-President Enterprises Corp.	2,921,000	7,221,653
Unitech Computer Co. Ltd.	46,000	53,847
Unitech Printed Circuit Board Corp.(2)	781,000	887,507
United Integrated Services Co. Ltd.(2)	588,000	6,655,925
United Microelectronics Corp.(2)	10,825,000	18,428,744
United Renewable Energy Co. Ltd.	31,085	11,681
Universal Cement Corp.	543,870	571,181
Universal Vision Biotechnology Co. Ltd.(2)	15,582	119,497
Universal, Inc.	17,000	15,023
UPC Technology Corp.	395,000	161,278
Userjoy Technology Co. Ltd.	16,117	44,235
USI Corp.	314,000	154,174
Utechzone Co. Ltd.	60,000	199,888
Vanguard International Semiconductor Corp.(2)	1,665,000	5,547,447
Ventec International Group Co. Ltd.	30,000	77,224
VIA Labs, Inc.	2,000	12,404
Viking Tech Corp.	69,000	111,712
Visco Vision, Inc.(2)	33,000	260,474
Visual Photonics Epitaxy Co. Ltd.	67,000	293,622
Voltronic Power Technology Corp.	33,100	1,734,693
Wafer Works Corp.(2)	148,000	179,059
Wah Hong Industrial Corp.	19,000	22,303
Wah Lee Industrial Corp.	37,740	145,183
Walsin Lihwa Corp.(2)	2,048,553	2,344,061
Walsin Technology Corp.(2)	272,000	967,351
Walton Advanced Engineering, Inc.	88,000	52,881
Wan Hai Lines Ltd.(2)	908,640	2,238,914
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	63,924
Wei Chuan Foods Corp.	82,000	47,859
Weikeng Industrial Co. Ltd.(2)	469,000	566,128
Well Shin Technology Co. Ltd.	28,000	58,631
Wholetech System Hitech Ltd.	33,000	102,000
Win Semiconductors Corp.	114,000	499,327
Winbond Electronics Corp.(2)	2,444,608	1,898,944
Winstek Semiconductor Co. Ltd.(2)	93,000	360,560
WinWay Technology Co. Ltd.	10,000	265,177
Wisdom Marine Lines Co. Ltd.(1)	643,378	1,543,567
Wisechip Semiconductor, Inc.	12,000	13,044
Wistron Corp.(2)	2,378,000	8,283,655

Wistron Information Technology & Services Corp.(2)	86,345	359,613
Wistron NeWeb Corp.(2)	405,038	1,958,559
Wiwynn Corp.(2)	66,000	5,051,275
Wonderful Hi-Tech Co. Ltd.(2)	318,000	386,846
Wowprime Corp.(2)	140,737	1,019,589
WPG Holdings Ltd.	827,000	2,206,190
WT Microelectronics Co. Ltd.(2)	357,085	1,269,208
WW Holding, Inc.	32,000	121,541
XinTec, Inc.	39,000	154,610
Xxentria Technology Materials Corp.	143,600	330,062
Yageo Corp.(2)	146,822	3,013,993
Yang Ming Marine Transport Corp.(2)	1,627,000	3,595,659
Yankey Engineering Co. Ltd.(2)	45,639	565,360
YC INOX Co. Ltd.	248,486	196,011
YCC Parts Manufacturing Co. Ltd.	79,000	173,159
Yea Shin International Development Co. Ltd.	44,297	56,562
Yem Chio Co. Ltd.	261,579	161,543
Yen Sun Technology Corp.(2)	170,000	353,982
Yeong Guan Energy Technology Group Co. Ltd.(1)(2)	70,000	99,240
YFY, Inc.	1,541,000	1,428,281
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	15,397
Yieh Phui Enterprise Co. Ltd.	453,200	222,511
Young Fast Optoelectronics Co. Ltd.	39,000	70,311
Youngtek Electronics Corp.	50,000	112,570
Yuanta Financial Holding Co. Ltd.	9,830,663	9,633,743
Yuanta Futures Co. Ltd.	38,000	108,947
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	112,889
Yulon Finance Corp.(2)	286,990	1,319,794
Yulon Motor Co. Ltd.(2)	1,371,099	2,997,172
YungShin Global Holding Corp.	133,000	228,942
Zeng Hsing Industrial Co. Ltd.	16,115	50,540
Zenitron Corp.	50,000	55,964
Zero One Technology Co. Ltd.	171,526	388,205
Zhen Ding Technology Holding Ltd.(2)	1,484,000	5,616,434
Zhong Yang Technology Co. Ltd.(1)(2)	75,000	148,490
Zinwell Corp.(1)	75,000	49,587
Zippy Technology Corp.	59,000	113,283
Zyxel Group Corp.(2)	765,043	983,559
		1,144,894,434
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	269,200	160,512
Absolute Clean Energy PCL, NVDR(1)	830,900	30,954
Advanced Info Service PCL, NVDR	493,100	2,723,599
Advanced Information Technology PCL, NVDR	307,700	36,314
AEON Thana Sinsap Thailand PCL, NVDR	61,800	250,228
Airports of Thailand PCL, NVDR	1,238,400	2,192,191
AJ Plast PCL, NVDR(1)	39,300	6,739
Amanah Leasing PCL, NVDR	364,229	13,595
Amata Corp. PCL, NVDR	446,200	279,662
Ananda Development PCL, NVDR(1)	53,000	1,109
AP Thailand PCL, NVDR	4,466,800	1,119,491
Aqua Corp. PCL, NVDR(1)	1,757,300	16,744
Asia Aviation PCL, NVDR(1)	50,344	3,102
Asia Plus Group Holdings PCL, NVDR	561,700	39,698
Asian Sea Corp. PCL, NVDR	207,750	58,793

Asset World Corp. PCL, NVDR	1,689,200	174,866
B Grimm Power PCL, NVDR	323,600	219,776
Bangchak Corp. PCL, NVDR	2,889,600	3,015,863
Bangkok Bank PCL, NVDR	74,200	275,584
Bangkok Chain Hospital PCL, NVDR	4,206,100	2,162,851
Bangkok Dusit Medical Services PCL, NVDR	4,905,300	3,603,154
Bangkok Expressway & Metro PCL, NVDR	4,524,100	967,638
Bangkok Land PCL, NVDR(1)	2,403,600	37,276
Bangkok Life Assurance PCL, NVDR	2,567,400	1,433,340
Banpu PCL, NVDR	8,977,766	1,320,350
Banpu Power PCL, NVDR	119,900	43,091
BCPG PCL, NVDR	686,100	124,226
Beauty Community PCL, NVDR(1)	64,400	965
BEC World PCL, NVDR	687,000	84,118
Berli Jucker PCL, NVDR	252,500	152,888
Better World Green PCL, NVDR(1)	4,590,800	52,513
BG Container Glass PCL, NVDR	56,100	10,603
BTS Group Holdings PCL, NVDR	2,493,400	326,379
Bumrungrad Hospital PCL, NVDR	434,600	2,861,174
Cal-Comp Electronics Thailand PCL, NVDR	1,787,474	175,098
Carabao Group PCL, NVDR	10,500	20,108
Central Pattana PCL, NVDR	1,270,500	1,982,076
Central Plaza Hotel PCL, NVDR	113,900	127,313
Central Retail Corp. PCL, NVDR	495,866	412,817
CH Karnchang PCL, NVDR	471,600	285,537
Charoen Pokphand Foods PCL, NVDR(1)	2,946,200	1,826,115
Chularat Hospital PCL, NVDR	17,794,600	1,421,794
CK Power PCL, NVDR	593,200	64,299
Com7 PCL, NVDR	613,500	296,350
Country Group Development PCL, NVDR(1)	979,000	9,040
Country Group Holdings PCL, NVDR(1)	391,100	8,605
CP ALL PCL, NVDR	1,412,400	2,210,989
CP Axtra PCL, NVDR	20,337	15,918
Delta Electronics Thailand PCL, NVDR	1,342,000	2,710,041
Dhipaya Group Holdings PCL, NVDR	41,000	35,451
Diamond Building Products PCL, NVDR	51,200	11,227
Ditto Thailand PCL, NVDR	13,600	6,116
Dohome PCL, NVDR	323,359	103,104
Dynasty Ceramic PCL, NVDR	1,977,800	107,618
Eastern Polymer Group PCL, NVDR	226,400	41,371
Ekachai Medical Care PCL, NVDR	258,874	50,367
Electricity Generating PCL, NVDR	628,500	1,780,349
Energy Absolute PCL, NVDR	1,101,400	690,212
Erawan Group PCL, NVDR	6,158,340	794,832
Forth Corp. PCL, NVDR	56,900	25,256
G J Steel PCL, NVDR(1)	6,403,900	38,463
GFPT PCL, NVDR	287,200	104,947
Global Power Synergy PCL, NVDR	115,800	148,750
Gulf Energy Development PCL, NVDR	957,320	1,056,381
Gunkul Engineering PCL, NVDR	2,557,400	173,987
Haad Thip PCL, NVDR	27,800	12,251
Hana Microelectronics PCL, NVDR	353,800	392,911
Home Product Center PCL, NVDR	6,475,100	1,640,274
Ichitan Group PCL, NVDR	622,600	287,946
Indorama Ventures PCL, NVDR	1,413,300	889,655

Intouch Holdings PCL, NVDR	247,300	453,465
IRPC PCL, NVDR	5,862,900	303,318
Italian-Thai Development PCL, NVDR(1)	2,149,900	41,647
Jasmine International PCL, NVDR	5,400,600	503,524
JMT Network Services PCL, NVDR	6,968	2,933
Kasikornbank PCL, NVDR	611,700	2,181,544
KCE Electronics PCL, NVDR	1,769,400	2,003,072
KGI Securities Thailand PCL, NVDR	805,200	98,147
Khon Kaen Sugar Industry PCL, NVDR	380,000	21,485
Kiatnakin Phatra Bank PCL, NVDR	99,300	137,832
Krung Thai Bank PCL, NVDR	3,916,000	1,833,072
Krungthai Card PCL, NVDR	789,100	984,971
Land & Houses PCL, NVDR	10,222,500	1,834,366
Lanna Resources PCL, NVDR	86,300	35,193
LPN Development PCL, NVDR	441,700	39,655
Major Cineplex Group PCL, NVDR	178,400	62,586
MBK PCL, NVDR	568,700	268,292
MC Group PCL, NVDR	181,500	55,298
MCS Steel PCL, NVDR	184,800	38,902
Mega Lifesciences PCL, NVDR	389,300	424,708
MFEC PCL, NVDR	71,500	12,154
Minor International PCL, NVDR	3,001,100	2,513,464
MK Restaurants Group PCL, NVDR	9,300	8,350
Muangthai Capital PCL, NVDR	1,151,300	1,400,332
Namyong Terminal PCL, NVDR	30,600	3,186
Noble Development PCL, Class C, NVDR	205,200	19,984
Nusasiri PCL, NVDR(1)	2,022,600	17,601
Origin Property PCL, NVDR	94,600	14,300
Osotspa PCL, NVDR	389,400	242,066
Plan B Media PCL, NVDR	8,688,600	1,950,267
Polyplex Thailand PCL, NVDR	118,600	37,757
POSCO-Thainox PCL, NVDR(1)	576,900	8,154
Praram 9 Hospital PCL, NVDR	182,600	95,463
Precious Shipping PCL, NVDR	651,100	184,646
Premier Marketing PCL, NVDR	72,700	16,401
Prima Marine PCL, NVDR	866,200	190,885
Property Perfect PCL, NVDR	2,307,910	13,825
Pruksa Holding PCL, NVDR	89,200	24,286
PTG Energy PCL, NVDR	2,521,400	601,475
PTT Exploration & Production PCL, NVDR	1,212,800	5,099,818
PTT Global Chemical PCL, NVDR	1,990,400	1,885,870
PTT Oil & Retail Business PCL, NVDR	3,016,700	1,487,635
PTT PCL, NVDR	6,362,600	5,675,926
Quality Houses PCL, NVDR	33,611,300	1,866,462
R&B Food Supply PCL, NVDR	29,500	7,954
Rabbit Holdings PCL, NVDR(1)	3,088,800	32,149
Raimon Land PCL, NVDR(1)	1,000,000	12,492
Rajthanee Hospital PCL, NVDR	65,600	45,006
Ratch Group PCL, NVDR	720,350	558,818
Ratchthani Leasing PCL, NVDR	1,553,750	104,178
Regional Container Lines PCL, NVDR	3,477,500	2,811,712
Roctec Global PCL, NVDR(1)	1,993,300	39,064
Rojana Industrial Park PCL, NVDR	239,200	40,126
RS PCL, NVDR	208,010	67,950
S Hotels & Resorts PCL, NVDR	1,097,200	65,252

S Kijchai Enterprise PCL, R Shares, NVDR	189,900	28,881
Sabina PCL, NVDR	189,300	126,798
Samart Corp. PCL, NVDR(1)	72,200	11,909
Sansiri PCL, NVDR	40,970,000	1,775,557
Sappe PCL, NVDR	3,200	9,055
SC Asset Corp. PCL, NVDR	869,800	73,430
SCB X PCL, NVDR	169,600	489,721
SEAFCO PCL, NVDR	17,710	1,079
Sermsang Power Corp. Co. Ltd., NVDR	416,975	79,360
Siam Cement PCL, NVDR	441,400	2,836,312
Siam City Cement PCL, NVDR	19,500	70,209
Siam Global House PCL, NVDR	1,712,357	774,542
Siamgas & Petrochemicals PCL, NVDR	124,500	24,211
Sikarin PCL, NVDR	21,100	5,963
Singer Thailand PCL, NVDR(1)	304,200	77,800
Singha Estate PCL, NVDR	1,000,000	22,323
Sino-Thai Engineering & Construction PCL, NVDR	1,353,900	348,400
SISB PCL, NVDR	89,700	89,214
SNC Former PCL, NVDR	107,500	20,911
Somboon Advance Technology PCL, NVDR	159,800	64,353
SPCG PCL, NVDR	87,000	22,950
Sri Trang Agro-Industry PCL, NVDR	940,600	604,646
Srisawad Capital 1969 PCL, NVDR	233,070	15,062
Srisawad Corp. PCL, NVDR	1,997,140	2,265,352
Srivichai Vejvivat PCL, NVDR	93,400	20,459
Star Petroleum Refining PCL, NVDR(1)	459,000	105,692
STP & I PCL, NVDR(1)	367,800	32,462
Supalai PCL, NVDR	915,500	460,982
Super Energy Corp. PCL, NVDR(1)	6,494,800	51,210
Susco PCL, NVDR	694,300	71,102
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	174,515
Tata Steel Thailand PCL, NVDR(1)	498,600	10,711
Thai Airways International PCL, NVDR(1)	20,500	6
Thai Oil PCL, NVDR	1,638,600	2,313,459
Thai Solar Energy PCL, NVDR	212,200	6,406
Thai Union Group PCL, NVDR	5,546,700	2,249,101
Thai Vegetable Oil PCL, NVDR	227,700	142,306
Thaicom PCL, NVDR	978,300	331,714
Thaifoods Group PCL, NVDR	365,800	40,423
Thanachart Capital PCL, NVDR	118,400	158,563
Thonburi Healthcare Group PCL, NVDR	1,162,000	1,216,044
Thoresen Thai Agencies PCL, NVDR	845,900	191,279
Tipco Asphalt PCL, NVDR	489,900	227,941
Tisco Financial Group PCL, NVDR	222,300	591,087
TKS Technologies PCL, NVDR	43,200	9,564
TMBThanachart Bank PCL, NVDR	22,103,300	1,016,348
TOA Paint Thailand PCL, NVDR	158,600	98,817
TPI Polene PCL, NVDR	1,342,100	49,573
TPI Polene Power PCL, NVDR	537,300	48,175
TQM Alpha PCL, NVDR	96,100	67,977
TRC Construction PCL, NVDR(1)	9,100,625	67,010
Triple i Logistics PCL, NVDR	331,586	71,782
True Corp. PCL, NVDR(1)	11,637,010	2,741,304
TTW PCL, NVDR	244,900	60,606
Unique Engineering & Construction PCL, NVDR	129,200	10,605

United Paper PCL, NVDR	45,600	13,641
Univentures PCL, NVDR	191,000	9,873
Vanachai Group PCL, NVDR	117,200	11,609
VGI PCL, NVDR	194,070	7,950
WHA Corp. PCL, NVDR	3,409,900	506,485
Workpoint Entertainment PCL, NVDR	45,500	10,898
Xspring Capital PCL, NVDR(1)	3,816,100	115,810
		105,387,499
Turkey — 1.2%
AG Anadolu Grubu Holding AS	7,413	76,995
Akbank TAS	2,546,055	5,219,107
Aksa Akrilik Kimya Sanayii AS	43,628	160,439
Aksa Enerji Uretim AS(1)	67,604	97,763
Alarko Holding AS	65,005	242,609
Albaraka Turk Katilim Bankasi AS(1)	2,605,674	484,357
Anadolu Anonim Turk Sigorta Sirketi(1)	151,341	539,238
Anadolu Efes Biracilik Ve Malt Sanayii AS	81,674	502,885
Aselsan Elektronik Sanayi Ve Ticaret AS	389,942	709,316
Bagfas Bandirma Gubre Fabrikalari AS	24,987	18,302
Baticim Bati Anadolu Cimento Sanayii AS(1)	23,006	97,153
Bera Holding AS(2)	868,309	474,390
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	52,638	57,638
BIM Birlesik Magazalar AS	293,679	4,374,004
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	12,816	196,840
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	9,201
Cimsa Cimento Sanayi VE Ticaret AS	223,747	214,658
Coca-Cola Icecek AS	34,451	813,274
Dogan Sirketler Grubu Holding AS(2)	546,903	240,663
Dogus Otomotiv Servis ve Ticaret AS	10,857	102,048
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(1)	5,143	8,441
Enerjisa Enerji AS	171,096	321,125
Enerya Enerji AS(1)	60,438	332,168
Eregli Demir ve Celik Fabrikalari TAS	350,722	522,689
Ford Otomotiv Sanayi AS	19,034	644,080
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	38,320	71,385
Goodyear Lastikleri TAS(1)	456	321
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	115,544
Gubre Fabrikalari TAS(1)	5,436	25,708
Haci Omer Sabanci Holding AS	849,169	2,573,346
Info Yatirim AS	170,752	61,704
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	12,575	15,073
Is Finansal Kiralama AS(1)	128,833	58,116
Is Yatirim Menkul Degerler AS	169,775	204,511
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	345,730
Kervan Gida Sanayi Ve Ticaret AS	40,141	35,525
KOC Holding AS	710,551	5,250,755
Konya Cimento Sanayii AS(1)	650	181,592
Koza Altin Isletmeleri AS	480,365	311,424
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	98,996
Logo Yazilim Sanayi Ve Ticaret AS(1)	21,409	58,568
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	153,881	456,083
Migros Ticaret AS	297,288	4,388,824
MLP Saglik Hizmetleri AS(1)	42,404	355,591
Naturel Yenilenebilir Enerji Ticaret AS	31,470	43,748
NET Holding AS(1)	41,981	40,330

Nuh Cimento Sanayi AS	22,800	181,018
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,558,770	691,454
Pegasus Hava Tasimaciligi AS(1)	344,472	2,163,664
Petkim Petrokimya Holding AS(1)	487,036	308,258
Polisan Holding AS	239,551	97,681
Ral Yatirim Holding AS(1)	20,891	125,565
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,001	1,011
Sasa Polyester Sanayi AS(1)	142,652	195,174
Sekerbank Turk AS	2,265,431	360,194
Selcuk Ecza Deposu Ticaret ve Sanayi AS	58,799	89,033
Sok Marketler Ticaret AS	582,350	1,061,100
TAV Havalimanlari Holding AS(1)	541,526	4,055,830
Tekfen Holding AS(1)	89,065	145,480
Teknosa Ic Ve Dis Ticaret AS(1)	128,580	142,195
Tofas Turk Otomobil Fabrikasi AS	47,826	458,351
Tukas Gida Sanayi ve Ticaret AS(1)	306,939	69,213
Turk Hava Yollari AO(1)	580,857	5,462,393
Turk Traktor ve Ziraat Makineleri AS	15,206	470,456
Turkcell Iletisim Hizmetleri AS, ADR	537,918	4,125,831
Turkiye Halk Bankasi AS(1)	139,732	76,583
Turkiye Is Bankasi AS, C Shares	10,233,804	5,120,632
Turkiye Petrol Rafinerileri AS	774,941	4,252,698
Turkiye Sinai Kalkinma Bankasi AS(1)	1,252,508	429,530
Turkiye Sise ve Cam Fabrikalari AS	851,889	1,315,578
Turkiye Vakiflar Bankasi TAO, D Shares(1)	578,459	398,224
Ulker Biskuvi Sanayi AS(1)	200,008	849,045
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	4,334
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS(1)	43,355	152,589
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	114,487
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	183,872	478,295
Yapi ve Kredi Bankasi AS	2,286,591	2,294,615
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,342	11,571
Zorlu Enerji Elektrik Uretim AS(1)	11,326,726	1,973,038
		68,827,377
United States — 0.5%
Coupang, Inc.(1)	588,647	13,385,833
Emeren Group Ltd., ADR(1)(2)	44,262	75,688
Global Cord Blood Corp.(1)(2)	18,571	22,285
Inter & Co., Inc.	5,965	35,636
Nam Tai Property, Inc.(1)(2)	9,475	41,216
Pagseguro Digital Ltd., Class A(1)	291,472	3,570,532
Powerfleet, Inc. NJ(1)	18,232	96,812
StoneCo Ltd., A Shares(1)	396,558	5,488,363
XP, Inc., Class A	193,936	3,682,845
		26,399,210
TOTAL COMMON STOCKS (Cost $4,934,207,412)		5,588,231,411
RIGHTS — 0.0%
Brazil — 0.0%
Americanas SA(1)	3,452,442	6,575
South Korea — 0.0%
Aprogen Biologics(1)	56,344	11,028
SillaJen, Inc.(1)	210	106
		11,134

Thailand — 0.0%
AJ Plast PCL, NVDR(1)		7,592	89
Raimon Land PCL, NVDR(1)		106,609	116
Srivichai Vejvivat PCL, NVDR(1)		6,226	8
			213
TOTAL RIGHTS (Cost $46,431)			17,922
WARRANTS — 0.0%
Thailand — 0.0%
Better World Green PCL, NVDR(1)		765,133	624
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	368
MBK PCL, NVDR(1)		7,224	2,932
Nusasiri PCL, NVDR(1)		404,520	779
Roctec Global PCL, NVDR(1)		498,325	406
RS PCL, NVDR(1)		20,801	2,758
TEAM Consulting Engineering & Management PCL, NVDR(1)		89,260	880
Thaifoods Group PCL, NVDR(1)		36,580	875
TOTAL WARRANTS (Cost $—)			9,622
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,454
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class		3,340,199	3,340,199
State Street Navigator Securities Lending Government Money Market Portfolio(5)		45,449,691	45,449,691
TOTAL SHORT-TERM INVESTMENTS (Cost $48,789,890)			48,789,890
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $4,983,045,401)			5,637,050,299
OTHER ASSETS AND LIABILITIES — (1.3)%			(74,969,528)
TOTAL NET ASSETS — 100.0%			$5,562,080,771

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Financials	19.4%
Consumer Discretionary	13.7%
Industrials	11.2%
Materials	9.4%
Communication Services	6.5%
Energy	5.6%
Consumer Staples	4.4%
Health Care	3.6%
Utilities	3.4%
Real Estate	2.0%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $346,209,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,454, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $369,309,557, which includes securities collateral of $323,859,866.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$170,287,770	$113,465,115	—
Chile	6,784,185	24,664,671	—
China	334,777,803	1,019,754,195	—
Colombia	5,772,381	1,808,699	—
Czech Republic	—	8,809,202	—
Egypt	—	5,532,566	—
Greece	—	30,477,780	—
Hong Kong	—	4,350,028	—
Hungary	—	14,118,916	—
India	65,270,847	1,047,840,407	—
Indonesia	6,436,495	91,734,318	—
Malaysia	—	94,207,947	—
Mexico	50,530,013	107,723,523	—
Peru	22,665,472	—	—
Philippines	2,051,563	33,573,500	—
Poland	—	65,656,183	—
Russia	—	1,629	—
Singapore	—	44,895	—
South Africa	37,987,840	141,412,725	—
South Korea	64,040,308	670,941,915	—
Taiwan	331,966,758	812,927,676	—
Thailand	—	105,387,499	—
Turkey	4,125,831	64,701,546	—
United States	26,363,574	35,636	—
Rights	—	17,922	—
Warrants	1,499	8,123	—
Corporate Bonds	—	1,454	—
Short-Term Investments	48,789,890	—	—
	$1,177,852,229	$4,459,198,070	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.